Filed with the Securities and Exchange Commission on March 7, 2007
Registration No. 333-131035                Investment Company Act No. 811-07975
===============================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 2
                                       and
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 77

       PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                           (Exact Name of Registrant)

                   PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
                               (Name of Depositor)

                              213 WASHINGTON STREET
                          NEWARK, NEW JERSEY 07102-2992
                                 (973) 802-7333
    (Address and telephone number of depositor's principal executive offices)

                                JOSEPH D. EMANUEL
                               CHIEF LEGAL OFFICER
                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
         One Corporate Drive, Shelton, Connecticut 06484 (203) 944-7504
               (Name and Address of Agent for Service of Process)

                                    Copy To:
                          C. CHRISTOPHER SPRAGUE, ESQ.
                      VICE PRESIDENT AND CORPORATE COUNSEL
       213 Washington Street, Newark, New Jersey 07102-2917 (973) 802-6997


           Approximate Date of Proposed Sale to the Public: Continuous

   It is proposed that this filing become effective: (check appropriate space)
            [] immediately upon filing pursuant to paragraph (b) of Rule 485
            [x] on March 7, 2007 pursuant to paragraph (b) of Rule 485
            []  60 days after filing pursuant to paragraph (a) (i) of Rule 485
            []  on _____ pursuant to paragraph (a) (i) of Rule 485
            []  75 days after filing pursuant to paragraph (a) (ii) of Rule 485
            []  on ______________pursuant to paragraph (a)(ii) Rule 485

                      If appropriate, check the following box:
            [] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                      Title of Securities Being Registered:
               Interest in Individual Variable Annuity Contracts.
-------------------------------------------------------------------------------
Premier

                                      Note:

     Registrant is filing this Post-Effective Amendment No. 2 to Registration Statement No. 333-131035 for the purpose of including in the Registration Statement two Prospectus Supplements. The Prospectus, Statement of Additional Information and Part C that were filed as part of Pre-Effective Amendment No. 1 filed with the SEC on April 14, 2006, as supplemented, are hereby incorporated by reference, except that unaudited financial statements for the separate account, as of December 31, 2006 are filed herewith. Other than as set forth herein, this Post-Effective Amendment does not amend or delete any other part of this Registration Statement.

                   Supplement to Prospectus Dated May 1, 2006
                         Supplement dated March 19, 2007

Supplement dated March 19, 2007 to the May 1, 2006 Prospectus for the Prudential Premier Series B Series, L Series, and X Series annuity of Pruco Life Insurance Company of New Jersey (the "Prospectus").


In this supplement, we reflect the addition of a new living benefit called the Highest Daily Lifetime Five Benefit and certain changes to an underlying mutual fund.

This Supplement should be read and retained with the current Prospectus for your annuity contract. This Supplement is intended to update certain information in the Prospectus for the variable annuity you own, and is not intended to be a prospectus or offer for any other variable annuity listed here that you do not own. If you would like another copy of the current Prospectus, please contact us at (888) PRU-2888.

1.  HIGHEST DAILY LIFETIME FIVE BENEFIT

A. TABLE OF CONTENTS

o As a new entry within the section entitled Living Benefit Programs, we add a line item for Highest Daily Lifetime Five. o As a new entry at the end of the Table of Contents, we add a reference to Appendix B, entitled "Asset Transfer Formula Under
                  Highest Daily Lifetime Five Benefit"

     B. We add the following new definitions to the Glossary of Terms section as follows:

o We add a definition for Benefit Fixed Rate Account, that reads as follows: "An investment option offered as part of this Annuity that is used only if you have elected the optional Highest Daily Lifetime Five Benefit. Amounts allocated to the Benefit Fixed Rate Account earn a fixed rate of interest, and are held within our general account. You may not allocate purchase payments to the Benefit Fixed Rate Account. Rather, Account Value is transferred to the Benefit Fixed Rate Account only under the asset transfer feature of the Highest Daily Lifetime Five Benefit."
o We add a definition for Highest Daily Lifetime Five Benefit that reads as follows: "An optional feature available for an additional cost that guarantees your ability to withdraw amounts equal to a percentage of a principal value called the Protected Withdrawal Value. Subject to our rules regarding the timing and amount of withdrawals, we guarantee these withdrawal amounts, regardless of the impact of market performance on your Account Value."
o We add a definition for Enhanced Protected Withdrawal Value that reads as follows: "Under the Highest Daily Lifetime Five Benefit only, a sum that we add to your existing Protected Withdrawal Value, provided that you have not made any withdrawal during the first ten years that your Highest Daily Lifetime Five Benefit has been in effect and you otherwise meet the conditions set forth in the rider and this prospectus."
o We add a definition for Total Annual Income Amount that reads as follows: "Under the Highest Daily Lifetime Five Benefit only, an amount that you can withdraw each year as long as the annuitant lives, which may reflect the inclusion of an additional sum if you have made no withdrawal during the first ten years that the benefit is in effect."
o We add a definition for Total Protected Withdrawal Value that reads as follows: "Under the Highest Daily Lifetime Five Benefit only, an amount that we guarantee regardless of the investment performance of your Account Value, which may reflect the inclusion of an additional sum, if you have made no withdrawal during the first ten years that the benefit is in effect."


     C. The following information has been added to "YOUR OPTIONAL BENEFIT FEES AND CHARGES" table in the "Summary of Contract Fees and Charges" section of the Prospectus:

                                                                                   TOTAL ANNUAL   TOTAL ANNUAL   TOTAL ANNUAL
                                                                      OPTIONAL        CHARGE         CHARGE         CHARGE
                                                                    BENEFIT FEE/        for            for            for
                                                                       CHARGE        B Series*      L Series*      X Series*
     LIFETIME FIVE INCOME BENEFIT
                                                                    1.50%              1.75%          2.10%          2.15%
                                                                    maximum**
                                                                    0.60%
                                                                    current
                                                                    charge
     SPOUSAL LIFETIME FIVE INCOME BENEFIT
                                                                    1.50%              1.90%          2.25%          2.30%
                                                                    maximum **
                                                                    0.75%
                                                                    current
                                                                    charge
     HIGHEST DAILY LIFETIME FIVE INCOME BENEFIT
                                                                    1.50%              1.75%          2.10%          2.15%
                                                                    maximum **
                                                                    0.60%
                                                                    current
                                                                    charge

     * The Total Annual Charge includes the Insurance Charge assessed against the average daily net assets allocated to the Sub-accounts. If you elect more than one optional benefit, the Total Annual Charge would be increased to include the charge for each optional benefit.
     **We have the right to increase the charge for each of these benefits up to the 1.50% maximum upon a step-up, or for a new election of each such benefit. However, we have no present intention of increasing the charges for those benefits to that maximum level.


     D. The following is added to the "Living Benefit Programs" section of the prospectus, to describe the Highest Daily Lifetime Five Income Benefit.

HIGHEST DAILY LIFETIME FIVE INCOME BENEFIT
(HIGHEST DAILY LIFETIME FIVE)
-------------------------------------------------------------------------------
The Highest Daily Lifetime Five program described below is only being offered in those jurisdictions where we have received regulatory approval and will be offered subsequently in other jurisdictions when we receive regulatory approval in those jurisdictions. Certain terms and conditions may differ between jurisdictions once approved. Highest Daily Lifetime Five is offered as an alternative to Lifetime Five and Spousal Lifetime Five. Currently, if you elect Highest Daily Lifetime Five and subsequently terminate the benefit, you will not be able to re-elect Highest Daily Lifetime Five, and will have a waiting period until you can elect Spousal Lifetime Five or Lifetime Five. Specifically, you will be permitted to elect Lifetime Five or Spousal Lifetime Five only on an anniversary of the Issue Date that is at least 90 calendar days from the date that Highest Daily Lifetime Five was terminated. We reserve the right to further limit the election frequency in the future. The income benefit under Highest Daily Lifetime Five currently is based on a single "designated life" who is at least 55 years old on the date that the benefit is acquired. The Highest Daily Lifetime Five Benefit is not available if you elect any other optional living benefit, although you may elect any optional death benefit. As long as your Highest Daily Lifetime Five Benefit is in effect, you must allocate your Account Value in accordance with the then-permitted and available investment option(s) with this program.
-------------------------------------------------------------------------------

We offer a benefit that guarantees until the death of the single designated life the ability to withdraw an annual amount (the "Total Annual Income Amount") equal to a percentage of an initial principal value (the "Total Protected Withdrawal Value") regardless of the impact of market performance on the Account Value, subject to our program rules regarding the timing and amount of withdrawals. The benefit may be appropriate if you intend to make periodic withdrawals from your Annuity, and wish to ensure that market performance will not affect your ability to receive annual payments. You are not required to make withdrawals as part of the program -- the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit. We discuss Highest Daily Lifetime Five in greater detail immediately below. In addition, please see the Glossary section of this prospectus for definitions of some of the key terms used with this benefit. As discussed below, we require that you participate in our asset transfer program in order to participate in Highest Daily Lifetime Five, and in the Appendices to this prospectus, we set forth the formula under which we make those asset transfers.

As discussed below, a key component of Highest Daily Lifetime Five is the Total Protected Withdrawal Value, which is an amount that is distinct from Account Value. Total Protected Withdrawal Value is used to determine the Total Annual Income Amount - - which is an amount that you can take out annually as a withdrawal for your entire life. Because each of the Total Protected Withdrawal Value and Total Annual Income Amount is determined in a way that is not solely related to Account Value, it is possible for the Account Value to fall to zero, even though the Total Annual Income Amount remains. You are guaranteed to be able to withdraw the Total Annual Income Amount for the rest of your life, provided that you have not made "excess withdrawals." Excess withdrawals, as discussed below, will reduce your Total Annual Income Amount. Thus, you could experience a scenario in which your Account Value was zero, and, due to your excess withdrawals, your Total Annual Income Amount also was reduced to zero. In that scenario, no further amount would be payable under Highest Daily Lifetime Five.

KEY FEATURE -- Total Protected Withdrawal Value
The Total Protected Withdrawal Value is used to determine the amount of the annual payments under Highest Daily Lifetime Five. The Total Protected Withdrawal Value is equal to the greater of the Protected Withdrawal Value and any Enhanced Protected Withdrawal Value that may exist. We describe how we determine Enhanced Protected Withdrawal Value, and when we begin to calculate it, below. If you do not meet the conditions described below for obtaining Enhanced Protected Withdrawal Value then Total Protected Withdrawal Value is simply equal to Protected Withdrawal Value.

The Protected Withdrawal Value initially is equal to the Account Value on the date that you elect Highest Daily Lifetime Five. On each Valuation Day thereafter, until the earlier of the first withdrawal or ten years after the date of your election of the benefit, we recalculate the Protected Withdrawal Value. Specifically, on each such Valuation Day (the "Current Valuation Day"), the Protected Withdrawal Value is equal to the greater of:

o the Protected Withdrawal Value for the immediately preceding Valuation Day (the "Prior Valuation Day"), appreciated at the daily equivalent of 5% annually during the calendar day(s) between the Prior Valuation Day and the Current Valuation Day (i.e., one day for successive Valuation Days, but more than one calendar day for Valuation Days that are separated by weekends and/or holidays), plus the amount of any Purchase Payment (including any associated credit) made on the Current Valuation Day; and
o        the Account Value.

If you have not made a withdrawal prior to the tenth anniversary of the date you elected Highest Daily Lifetime Five (which we refer to as the "Tenth Anniversary"), we will continue to calculate a Protected Withdrawal Value. On or after the Tenth Anniversary and up until the date of the first withdrawal, your Protected Withdrawal Value is equal to the greater of the Protected Withdrawal Value on the Tenth Anniversary or your Contract Value.

The Enhanced Protected Withdrawal Value is only calculated if you do not take a withdrawal prior to the Tenth Anniversary. If so, then on or after the Tenth Anniversary up until the date of the first withdrawal, the Enhanced Protected Withdrawal Value is equal to the sum of:

            (a) 200% of the Account Value on the date you elected Highest Daily Lifetime Five;
            (b) 200% of all Purchase Payments (and any associated Credits) made during the one-year period after the date you elected Highest Daily Lifetime Five; and (c) 100% of all Purchase Payments (and any associated Credits) made more than one year after the date you elected Highest Daily Lifetime Five, but prior to the date of your first withdrawal.

We cease these daily calculations of the Protected Withdrawal Value and Enhanced Protected Withdrawal Value (and therefore, the Total Protected Withdrawal Value) when you make your first withdrawal. However, as discussed below, subsequent Purchase Payments (and any associated Credits) will increase the Total Annual Income Amount, while "excess" withdrawals (as described below) may decrease the Total Annual Income Amount.

     KEY FEATURE -- Total Annual Income Amount under the Highest Daily Lifetime Five Benefit The initial Total Annual Income Amount is equal to 5% of the Total Protected Withdrawal Value. For purposes of the asset transfer formula described below, we also calculate a Highest Daily Annual Income Amount, which is initially equal to 5% of the Protected Withdrawal Value. Under the Highest Daily Lifetime Five benefit, if your cumulative withdrawals in an Annuity Year are less than or equal to the Total Annual Income Amount, they will not reduce your Total Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Total Annual Income Amount on a dollar-for-dollar basis in that Annuity Year. If your cumulative withdrawals are in excess of the Total Annual Income Amount ("Excess Income"), your Total Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Income to the Account Value immediately prior to such withdrawal (see examples of this calculation below). Reductions include the actual amount of the withdrawal, including any CDSC that may apply. A Purchase Payment that you make will increase the then-existing Total Annual Income Amount and Highest Daily Annual Income Amount by an amount equal to 5% of the Purchase Payment (including the amount of any associated Credits). An automatic step-up feature ("Highest Quarterly Auto Step-Up") is included as part of this benefit. As detailed in this paragraph, the Highest Quarterly Auto Step-Up feature can result in a larger Total Annual Income Amount if your Account Value increases subsequent to your first withdrawal. We begin examining the Account Value for purposes of this feature starting with the anniversary of the Issue Date of the Annuity (the "Annuity Anniversary") immediately after your first withdrawal under the benefit. Specifically, upon the first such Annuity Anniversary, we identify the Account Value on the Valuation Days corresponding to the end of each quarter that (i) is based on your Annuity Year, rather than a calendar year; (ii) is subsequent to the first withdrawal; and (iii) falls within the immediately preceding Annuity Year. If the end of any such quarter falls on a holiday or a weekend, we use the next Valuation Day. We multiply each of those quarterly Account Values by 5%, adjust each such quarterly value for subsequent withdrawals and Purchase Payments, and then select the highest of those values. If the highest of those values exceeds the existing Total Annual Income Amount, we replace the existing amount with the new, higher amount. Otherwise, we leave the existing Total Annual Income Amount intact. In later years, (i.e., after the first Annuity Anniversary after the first withdrawal) we determine whether an automatic step-up should occur on each Annuity Anniversary, by performing a similar examination of the Account Values on the end of the four immediately preceding quarters. If, on the date that we implement a Highest Quarterly Auto Step-Up to your Total Annual Income Amount, the charge for Highest Daily Lifetime Five has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Prior to increasing your charge for Highest Daily Lifetime Five upon a step-up, we would notify you, and give you the opportunity to cancel the automatic step-up feature. If you receive notice of a proposed step-up and accompanying fee increase, you should carefully evaluate whether the amount of the step-up justifies the increased fee to which you will be subject.

The Highest Daily Lifetime Five program does not affect your ability to make withdrawals under your annuity, or limit your ability to request withdrawals that exceed the Total Annual Income Amount. Under Highest Daily Lifetime Five, if your cumulative withdrawals in an Annuity Year are less than or equal to the Total Annual Income Amount, they will not reduce your Total Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Total Annual Income Amount on a dollar-for-dollar basis in that Annuity Year.

If, cumulatively, you withdraw an amount less than the Total Annual Income Amount in any Annuity Year, you cannot carry-over the unused portion of the Total Annual Income Amount to subsequent Annuity Years.

Examples of dollar-for-dollar and proportional reductions, and the Highest Quarterly Auto Step-Up are set forth below. The values depicted here are purely hypothetical, and do not reflect the charges for the Highest Daily Lifetime Five benefit or any other fees and charges. Assume the following for all three examples:

|X|      The Issue Date is December 1, 2006
|X| The Highest Daily Lifetime Five benefit is elected on March 5, 2007.

Dollar-for-dollar reductions
On May 2, 2007, the Total Protected Withdrawal Value is $120,000, resulting in a Total Annual Income Amount of $6,000 (5% of $120,000). Assuming $2,500 is withdrawn from the Annuity on this date, the remaining Total Annual Income Amount for that Annuity Year (up to and including December 1, 2007) is $3,500. This is the result of a dollar-for-dollar reduction of the Total Annual Income Amount -- $6,000 less $2,500 = $3,500.

Proportional reductions
Continuing the previous example, assume an additional withdrawal of $5,000 occurs on August 6, 2007 and the Account Value at the time of this withdrawal is $110,000. The first $3,500 of this withdrawal reduces the Total Annual Income Amount for that Annuity Year to $0. The remaining withdrawal amount -- $1,500 - reduces the Total Annual Income Amount in future Annuity Years on a proportional basis based on the ratio of the excess withdrawal to the Account Value immediately prior to the excess withdrawal. (Note that if there were other withdrawals in that Annuity Year, each would result in another proportional reduction to the Total Annual Income Amount).

Here is the calculation:

Account Value before withdrawal                                            $110,000.00
Less amount of "non" excess withdrawal                                      -$3,500.00
Account Value immediately before excess withdrawal of $1,500               $106,500.00

Excess withdrawal amount                                                     $1,500.00
Divided by Account Value immediately before excess withdrawal              $106,500.00
Ratio                                                                            1.41%

Total Annual Income Amount                                                   $6,000.00
Less ratio of 1.41%                                                            -$84.51
Total Annual Income Amount for future Annuity Years                          $5,915.49

Highest Quarterly Auto Step-Up

On each Annuity Anniversary date, the Total Annual Income Amount is stepped-up if 5% of the highest quarterly value since your first withdrawal (or last Annuity Anniversary in subsequent years), adjusted for excess withdrawals and additional Purchase Payments, is higher than the Total Annual Income Amount, also adjusted for excess withdrawals and additional Purchase Payments.

Continuing the same example as above, the Total Annual Income Amount for this Annuity Year is $6,000. However, the excess withdrawal on August 6 reduces this amount to $5,915.49 for future years (see above). For the next Annuity Year, the Total Annual Income Amount will be stepped-up if 5% of the highest quarterly Account Value, adjusted for withdrawals, is higher than $5,915.49. Here are the calculations for determining the quarterly values. Only the June 1 value is being adjusted for excess withdrawals as the September 1 and December 1 Valuation Days occur after the excess withdrawal on August 6.


                                                     Highest Quarterly
                                                    Value (adjusted with    Adjusted Total Annual
                                                       withdrawal and      Income Amount (5% of the
           Date*                Account value       Purchase Payments)**   Highest Quarterly Value)
June 1, 2007                     $118,000.00            $118,000.00               $5,900.00
August 6, 2007                   $120,000.00            $112,885.55               $5,644.28
September 1, 2007                $112,000.00            $112,885.55                $5,644.28
December 1, 2007                 $119,000.00            $119,000.00               $5,950.00

*In this example, the Annuity Anniversary date is December 1. The quarterly valuation dates are every three months thereafter - March 1, June 1, September 1, and December 1. In this example, we do not use the March 1 date as the first withdrawal took place after March 1. The Annuity Anniversary Date of December 1 is considered the fourth and final quarterly valuation date for the year.

**In this example, the first quarterly value after the first withdrawal is $118,000 on June 1, yielding an adjusted Total Annual Income Amount of $5,900.00. This amount is adjusted on August 6 to reflect the $5,000 withdrawal. The calculations for the adjustments are:
|X| The Account Value of $118,000 on June 1 is first reduced dollar-for-dollar by $3,500 ($3,500 is the remaining Total Annual Income Amount for the Annuity Year), resulting in an adjusted Account Value of $114,500 before the excess withdrawal.
|X| This amount ($114,500) is further reduced by 1.41% (this is the ratio in the above example which is the excess withdrawal divided by the Account Value immediately preceding the excess withdrawal) resulting in a Highest Quarterly Value of $112,885.55.
The adjusted Total Annual Income Amount is carried forward to the next quarterly anniversary date of September 1. At this time, we compare this amount to 5% of the Account Value on September 1. Since the June 1 adjusted Total Annual Income Amount of $5,644.28 is higher than $5,600.00 (5% of $112,000), we continue to carry $5,644.28 forward to the next and final quarterly anniversary date of December 1. The Account Value on December 1 is $119,000 and 5% of this amount is $5,950. Since this is higher than $5,644.28, the adjusted Total Annual Income Amount is reset to $5,950.00.

In this example, 5% of the December 1 value yields the highest amount of $ 5,950.00. Since this amount is higher than the current year's Total Annual Income Amount of $5,915.49 adjusted for excess withdrawals, the Total Annual Income Amount for the next Annuity Year, starting on December 2, 2007 and continuing through December 1, 2008, will be stepped-up to $5,950.00.

BENEFITS UNDER THE HIGHEST DAILY LIFETIME FIVE PROGRAM

o To the extent that your Account Value was reduced to zero as a result of cumulative withdrawals that are equal to or less than the Total Annual Income Amount and amounts are still payable under Highest Daily Lifetime Five, we will make an additional payment, if any, for that Annuity Year equal to the remaining Total Annual Income Amount for the Annuity Year. Thus, in that scenario, the remaining Total Annual Income Amount would be payable even though your Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the Total Annual Income Amount as described in this section. We will make payments until the death of the single designated life. To the extent that cumulative withdrawals in the current Annuity Year that reduced your Account Value to zero are more than the Total Annual Income Amount, the Highest Daily Lifetime Five benefit terminates, and no additional payments will be made.

o If Annuity payments are to begin under the terms of your Annuity, or if you decide to begin receiving Annuity payments and there is a Total Annual Income Amount due in subsequent Annuity Years, you can elect one of the following two options:

            (1) apply your Account Value to any Annuity option available; or
            (2) request that, as of the date Annuity payments are to begin, we make Annuity payments each year equal to the Total Annual Income Amount. We will make payments until the death of the single designated life.

We must receive your request in a form acceptable to us at our office.

In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments in the form of a single life fixed annuity with ten payments certain, by applying the greater of the annuity rates then currently available or the annuity rates guaranteed in your Annuity. The amount that will be applied to provide such Annuity payments will be the greater of:

            (1) the present value of the future Total Annual Income Amount payments. Such present value will be calculated using the greater of the single life fixed annuity rates then currently available or the single life fixed annuity rates guaranteed in your Annuity; and
            (2) the Account Value.

o If no withdrawal was ever taken, we will calculate the Total Annual Income Amount as if you made your first withdrawal on the date the annuity payments are to begin.
o Please note that payments that we make under this benefit after the Annuity Anniversary coinciding with or next following the annuitant's 95th birthday will be treated as annuity payments.

Other Important Considerations
o Withdrawals under the Highest Daily Lifetime Five benefit are subject to all of the terms and conditions of the Annuity, including any CDSC.
o Withdrawals made while the Highest Daily Lifetime Five Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. The Highest Daily Lifetime Five Benefit does not directly affect the Account Value or surrender value, but any withdrawal will decrease the Account Value by the amount of the withdrawal (plus any applicable CDSC). If you surrender your Annuity you will receive the current surrender value.
o You can make withdrawals from your Annuity while your Account Value is greater than zero without purchasing the Highest Daily Lifetime Five benefit. The Highest Daily Lifetime Five benefit provides a guarantee that if your Account Value declines due to market performance, you will be able to receive your Total Annual Income Amount in the form of periodic benefit payments.
o You must allocate your Account Value in accordance with the then available investment option(s) that we may permit in order to elect and maintain the Highest Daily Lifetime Five benefit. We reserve the right to change the required investment option(s) at the time of a step-up, subject to regulatory approval.

Election of and Designations under the Program
For Highest Daily Lifetime Five, there must be either a single Owner who is the same as the Annuitant, or if the Annuity is entity-owned, there must be a single natural person Annuitant. In either case, the Annuitant must be at least 55 years old.

Any change of the Annuitant under the Annuity will result in cancellation of Highest Daily Lifetime Five. Similarly, any change of Owner will result in cancellation of Highest Daily Lifetime Five, except if (a) the new Owner has the same taxpayer identification number as the previous owner (b) both the new Owner and previous Owner are entities or (c) the previous Owner is a natural person and the new Owner is an entity.

Highest Daily Lifetime Five can be elected at the time that you purchase your Annuity or after the Issue Date. Currently, if you terminate the Highest Daily Lifetime Five benefit, you will (a) not be permitted to re-elect the benefit and
(b) will be allowed to elect the Spousal Lifetime Five Benefit or the Lifetime Five Income Benefit on any anniversary of the Issue Date that is at least 90 calendar days from the date the Highest Daily Lifetime Five Benefit was terminated. We reserve the right to further limit the election frequency in the future. Before making any such change to the election frequency, we will provide prior notice to Owners who have an effective Highest Daily Lifetime Five benefit.

Termination of the Program
You may terminate the benefit at any time by notifying us. If you terminate the benefit, any guarantee provided by the benefit will terminate as of the date the termination is effective, and certain restrictions on re-election will apply as described above. The benefit terminates: (i) upon your termination of the benefit (ii) upon your surrender of the Annuity (iii) upon your election to begin receiving annuity payments (iv) upon the death of the Annuitant (v) if both the Account Value and Total Annual Income Amount equal zero or (vi) if you fail to meet our requirements for issuing the benefit.

Upon termination of Highest Daily Lifetime Five, we cease deducting the charge for the benefit. With regard to your investment allocations, upon termination we will: (i) leave intact amounts that are held in the variable investment options, and (ii) transfer all amounts held in the Benefit Fixed Rate Account (as defined below) to your variable investment options, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e. in the same proportion as the current balances in your variable investment options).

Return of Principal Guarantee
If you have not made a withdrawal before the Tenth Anniversary , we will increase your Account Value on that Tenth Anniversary (or the next Valuation Day, if that anniversary is not a Valuation Day), if the requirements set forth in this paragraph are met. On the Tenth Anniversary, we add:

(a) your Account Value on the day that you elected Highest Daily Lifetime Five; and
(b) the sum of each Purchase Payment you made (including any Credits) during the one-year period after you elected the benefit.

If the sum of (a) and (b) is greater than your Account Value on the Tenth Anniversary, we increase your Account Value to equal the sum of (a) and (b), by contributing funds from our general account. If the sum of (a) and (b) is less than or equal to your Account Value on the Tenth Anniversary, we make no such adjustment. The amount that we add to your Account Value under this provision will be allocated to each of your variable investment options and the Benefit Fixed Rate Account (described below), in the same proportion that each such investment option bears to your total Account Value, immediately prior to the application of the amount. Any such amount will not increase your Total Protected Withdrawal Value, your death benefit, or the amount of any other or optional benefit that you may have selected. This potential addition to Account Value is available only if you have elected Highest Daily Lifetime Five and if you meet the conditions set forth in this paragraph.

Asset Transfer Component of Highest Daily Lifetime Five

As indicated above, we limit the sub-accounts to which you may allocate Account Value if you elect Highest Daily Value Lifetime Five. For purposes of this benefit, we refer to those permitted sub-accounts as the "Permitted Sub-accounts". As a requirement of participating in Highest Daily Lifetime Five, we require that you participate in our specialized asset transfer program, under which we may transfer Account Value between the Permitted Sub-accounts and a fixed interest rate account that is part of our general account (the "Benefit Fixed Rate Account"). We determine whether to make a transfer, and the amount of any transfer, under a non-discretionary formula, discussed below. The Benefit Fixed Rate Account is available only with this benefit, and thus you may not allocate Purchase Payments to that Account.

 Under the asset transfer component of Highest Daily Lifetime Five, we monitor your Account Value daily and, if necessary, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the Benefit Fixed Rate Account. Any transfer would be made in accordance with a formula, which is set forth in the schedule supplement to the endorsement for this benefit (and also appears in the Appendices to this prospectus). Speaking generally, the formula, which we apply each Valuation Day, operates as follows. The formula starts by identifying your Protected Withdrawal Value for that day and then multiplies that figure by 5%, to produce a projected (i.e., hypothetical) Highest Daily Annual Income Amount. Then, using our actuarial tables, we produce an estimate of the total amount we would target in our allocation model, based on the projected Highest Daily Annual Income Amount each year for the rest of your life. In the formula, we refer to that value as the "Target Value" or "L". If you have already made a withdrawal, your projected Highest Daily Annual Income Amount (and thus your Target Value) would take into account any automatic step-up that was scheduled to occur according to the step-up formula described above. Next, the formula subtracts from the Target Value the amount held within the Benefit Fixed Rate Account on that day, and divides that difference by the amount held within the Permitted Sub-accounts. That ratio, which essentially isolates the amount of your Target Value that is not offset by amounts held within the Benefit Fixed Rate Account, is called the "Target Ratio" or "r". If the Target Ratio exceeds a certain percentage, it means essentially that too much Target Value is not offset by assets within the Benefit Fixed Rate Account, and therefore we will transfer an amount from your Permitted Sub-accounts to the Benefit Fixed Rate Account. Conversely, if the Target Ratio falls below a certain percentage, then a transfer from the Benefit Fixed Rate Account to the Permitted Sub-accounts would occur. Note that the formula is calculated with reference to the Highest Daily Annual Income Amount, rather than with reference to the Total Annual Income Amount.

 As you can glean from the formula, a downturn in the securities markets (i.e., a reduction in the amount held within the Permitted Sub-accounts) may cause us to transfer some of your variable contract value to the Benefit Fixed Rate Account, because such a reduction will tend to increase the Target Ratio. Moreover, certain market return scenarios involving "flat" returns over a period of time also could result in the transfer of money to the Benefit Fixed Rate Account. In deciding how much to transfer, we use another formula, which essentially seeks to re-balance amounts held in the Permitted Sub-accounts and the Benefit Fixed Rate Account so that the Target Ratio meets a target, which currently is equal to 80%. Once you elect Highest Daily Lifetime Five, the ratios we use will be fixed. For contracts issued in the future, however, we reserve the right to change the ratios.

While you are not notified when your Annuity reaches a reallocation trigger, you will receive a confirmation statement indicating the transfer of a portion of your Account Value either to or from the Benefit Fixed Rate Account. The formula by which the reallocation triggers operate is designed primarily to mitigate the financial risks that we incur in providing the guarantee under Highest Daily Lifetime Five.

Depending on the results of the calculation relative to the reallocation triggers, we may, on any day:

o        Not make any transfer; or
o If a portion of your Account Value was previously allocated to the Benefit Fixed Rate Account, transfer all or a portion of those amounts to the Permitted Sub-accounts, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e., in the same proportion as the current balances in your variable investment options). Amounts taken out of the Benefit Fixed Rate Account will be withdrawn for this purpose on a last-in, first-out basis (an amount renewed into a new guarantee period under the Benefit Fixed Rate Account will be deemed a new investment for purposes of this last-in, first-out rule); or
o Transfer all or a portion of your Account Value in the Permitted Sub-accounts pro-rata to the Benefit Fixed Rate Account. The interest that you earn on such transferred amount will be equal to the annual rate that we have set for that day, and we will credit the daily equivalent of that annual interest until the earlier of one year from the date of the transfer or the date that such amount in the Benefit Fixed Rate Account is transferred back to the Permitted Sub-accounts.

If a significant amount of your Account Value is systematically transferred to the Benefit Fixed Rate Account during periods of market declines or low interest rates, less of your Account Value may be available to participate in the investment experience of the Permitted Sub-accounts if there is a subsequent market recovery. Under the reallocation formula that we employ, it is possible that a significant portion of your Account Value may be allocated to the Benefit Fixed Rate Account.

Additional Tax Considerations for Qualified Contracts
If you purchase an annuity as an investment vehicle for "qualified" investments, including an IRA, SEP-IRA, Tax Sheltered Annuity (or 403(b)) or employer plan under Code Section 401(a), the minimum distribution rules under the Code require that you begin receiving periodic amounts from your annuity beginning after age 70 1/2. For a Tax Sheltered Annuity or a 401(a) plan for which the participant is not a greater than 5 percent owner of the employer, this required beginning date can generally be deferred to retirement, if later. Roth IRAs are not subject to these rules during the owner's lifetime. The amount required under the Code may exceed the Total Annual Income Amount, which will cause us to increase the Total Annual Income Amount in any Annuity Year that required minimum distributions due from your Annuity that are greater than such amounts. In addition, the amount and duration of payments under the annuity payment and death benefit provisions may be adjusted so that the payments do not trigger any penalty or excise taxes due to tax considerations such as minimum distribution requirements.


E.       THE FOLLOWING IS ADDED AS APPENDIX B:

Appendix B

Asset Transfer Formula Under Highest Daily Lifetime Five Benefit

We set out below the current formula under which we may transfer amounts between the variable investment options and the Benefit Fixed Rate Account. Upon your election of Highest Daily Lifetime Five, we will not alter the asset transfer formula that applies to your Annuity. However, as discussed in the "Living Benefits" section, we reserve the right to modify this formula with respect to those who elect Highest Daily Lifetime Five in the future.

Terms and Definitions referenced in the calculation formula:
o Cu - the upper target is established on the effective date of the Highest Daily Lifetime Five benefit (the "Effective Date") and is not changed for the life of the guarantee. Currently, it is 83%.
o Ct - the target is established on the Effective Date and is not changed for the life of the guarantee. Currently, it is 80%. o Cl - the lower target is established on the Effective Date and is not changed for the life of the guarantee. Currently, it is 77%.
o        L - the target value as of the current Valuation Day.
o        r - the target ratio.
o a - the factors used in calculating the target value. These factors are established on the Effective Date and are not changed for the life of the guarantee. The factors that we use currently are derived from the a2000 Individual Annuity Mortality Table with an assumed interest rate of 3%. Each number in the table "a" factors (which appears below) represents a factor, which when multiplied by the Highest Daily Annual Income Amount, projects our total liability for the purpose of asset transfers under the guarantee.
o Q - age based factors used in calculating the target value. These factors are established on the Effective Date and are not changed for the life of the guarantee. The factor is currently set equal to 1.
o V - the total value of all Permitted Sub-accounts in the Annuity. o F - the total value of all Benefit Fixed Rate Account allocations.
o I - the income value prior to the first withdrawal. The income value is equal to what the Highest Daily Annual Income Amount would be if the first withdrawal were taken on the date of calculation. After the first withdrawal the income value equals the greater of the Highest Daily Annual Income Amount, the quarterly step-up amount times the annual income percentage, and the Account Value times the annual income percentage.
o T - the amount of a transfer into or out of the Benefit Fixed Rate Account.
o I% - annual income amount percentage. This factor is established on the Effective Date and is not changed for the life of the guarantee. Currently, it is 5%

Target Value Calculation:
On each Valuation Day, a target value (L) is calculated, according to the following formula. If the variable Account Value (V) is equal to zero, no calculation is necessary.

                  L = I * Q * a

Transfer Calculation:
The following formula, which is set on the Effective Date and is not changed for the life of the guarantee, determines when a transfer is required:

         Target Ratio r = (L - F) / V.

o If r > Cu, assets in the Permitted Sub-accounts are transferred to Benefit Fixed Rate Account.

o If r < Cl, and there are currently assets in the Benefit Fixed Rate Account (F > 0), assets in the Benefit Fixed Rate Account are transferred to the Permitted Sub-accounts.

The following formula, which is set on the Effective Date and is not changed for the life of the guarantee, determines the transfer amount:

     T ={Min(V, [L - F - V *  Ct] / (1-Ct))}                  T>0, Money moving from the Permitted Sub-accounts to the Benefit Fixed
                                                              Rate Account
     T ={Min(F, [L - F - V *  Ct] / (1-Ct))}                  T<0, Money moving from the Benefit Fixed Rate Account to the Permitted
                                                              Sub-accounts]
E

Example:
Male age 65 contributes $100,000 into the Permitted Sub accounts and the value drops to $92,300 during year one, end of day one. A table of values for "a" appears below.

Target Value Calculation:

L        = I * Q * a

         = 5000.67 * 1 * 15.34

         = 76,710.28

Target Ratio:

r         = (L - F) / V
         = (76,710.28 - 0) / 92,300.00

         = 83.11%

Since r > Cu ( because 83.11% > 83%) a transfer into the Benefit Fixed rate Account occurs.

T      = { Min ( V, [ L - F - V * Ct] / ( 1 - Ct))}

       = { Min ( 92,300.00, [ 76,710.28 - 0 - 92,300.00 * 0.80] / ( 1 - 0.80))}

       = { Min ( 92,300.00, 14,351.40 )}

       = 14,351.40


                  Age 65 "a" Factors for Liability Calculations
               (in Years and Months since Benefit Effective Date)*

            Months
Years            1        2       3        4        5        6       7        8        9       10      11       12
        1    15.34    15.31   15.27    15.23    15.20    15.16   15.13    15.09    15.05    15.02   14.98    14.95
        2    14.91    14.87   14.84    14.80    14.76    14.73   14.69    14.66    14.62    14.58   14.55    14.51
        3    14.47    14.44   14.40    14.36    14.33    14.29   14.26    14.22    14.18    14.15   14.11    14.07
        4    14.04    14.00   13.96    13.93    13.89    13.85   13.82    13.78    13.74    13.71   13.67    13.63
        5    13.60    13.56   13.52    13.48    13.45    13.41   13.37    13.34    13.30    13.26   13.23    13.19
        6    13.15    13.12   13.08    13.04    13.00    12.97   12.93    12.89    12.86    12.82   12.78    12.75
        7    12.71    12.67   12.63    12.60    12.56    12.52   12.49    12.45    12.41    12.38   12.34    12.30
        8    12.26    12.23   12.19    12.15    12.12    12.08   12.04    12.01    11.97    11.93   11.90    11.86
        9    11.82    11.78   11.75    11.71    11.67    11.64   11.60    11.56    11.53    11.49   11.45    11.42
       10    11.38    11.34   11.31    11.27    11.23    11.20   11.16    11.12    11.09    11.05   11.01    10.98
       11    10.94    10.90   10.87    10.83    10.79    10.76   10.72    10.69    10.65    10.61   10.58    10.54
       12    10.50    10.47   10.43    10.40    10.36    10.32   10.29    10.25    10.21    10.18   10.14    10.11
       13    10.07    10.04   10.00     9.96     9.93     9.89    9.86     9.82     9.79     9.75    9.71     9.68
       14     9.64     9.61    9.57     9.54     9.50     9.47    9.43     9.40     9.36     9.33    9.29     9.26
       15     9.22     9.19    9.15     9.12     9.08     9.05    9.02     8.98     8.95     8.91    8.88     8.84
       16     8.81     8.77    8.74     8.71     8.67     8.64    8.60     8.57     8.54     8.50    8.47     8.44
       17     8.40     8.37    8.34     8.30     8.27     8.24    8.20     8.17     8.14     8.10    8.07     8.04
       18     8.00     7.97    7.94     7.91     7.88     7.84    7.81     7.78     7.75     7.71    7.68     7.65
       19     7.62     7.59    7.55     7.52     7.49     7.46    7.43     7.40     7.37     7.33    7.30     7.27
       20     7.24     7.21    7.18     7.15     7.12     7.09    7.06     7.03     7.00     6.97    6.94     6.91
       21     6.88     6.85    6.82     6.79     6.76     6.73    6.70     6.67     6.64     6.61    6.58     6.55
       22     6.52     6.50    6.47     6.44     6.41     6.38    6.36     6.33     6.30     6.27    6.24     6.22
       23     6.19     6.16    6.13     6.11     6.08     6.05    6.03     6.00     5.97     5.94    5.92     5.89
       24     5.86     5.84    5.81     5.79     5.76     5.74    5.71     5.69     5.66     5.63    5.61     5.58
       25     5.56     5.53    5.51     5.48     5.46     5.44    5.41     5.39     5.36     5.34    5.32     5.29
       26     5.27     5.24    5.22     5.20     5.18     5.15    5.13     5.11     5.08     5.06    5.04     5.01
       27     4.99     4.97    4.95     4.93     4.91     4.88    4.86     4.84     4.82     4.80    4.78     4.75
       28     4.73     4.71    4.69     4.67     4.65     4.63    4.61     4.59     4.57     4.55    4.53     4.51
       29     4.49     4.47    4.45     4.43     4.41     4.39    4.37     4.35     4.33     4.32    4.30     4.28
       30     4.26     4.24    4.22     4.20     4.18     4.17    4.15     4.13     4.11     4.09    4.07     4.06
       31     4.04     4.02    4.00     3.98     3.97     3.95    3.93     3.91     3.90     3.88    3.86     3.84
       32     3.83     3.81    3.79     3.78     3.76     3.74    3.72     3.71     3.69     3.67    3.66     3.64
       33     3.62     3.61    3.59     3.57     3.55     3.54    3.52     3.50     3.49     3.47    3.45     3.44
       34     3.42     3.40    3.39     3.37     3.35     3.34    3.32     3.30     3.29     3.27    3.25     3.24
       35     3.22     3.20    3.18     3.17     3.15     3.13    3.12     3.10     3.08     3.07    3.05     3.03
       36     3.02     3.00    2.98     2.96     2.95     2.93    2.91     2.90     2.88     2.86    2.85     2.83
       37     2.81     2.79    2.78     2.76     2.74     2.73    2.71     2.69     2.68     2.66    2.64     2.62
       38     2.61     2.59    2.57     2.56     2.54     2.52    2.51     2.49     2.47     2.45    2.44     2.42
       39     2.40     2.39    2.37     2.35     2.34     2.32    2.30     2.29     2.27     2.25    2.24     2.22
       40     2.20     2.19    2.17     2.15     2.14     2.12    2.11     2.09     2.07     2.06    2.04     2.02
       41     2.01     1.84    1.67     1.51     1.34     1.17    1.00     0.84     0.67     0.50    0.33     0.17
* The values set forth in this table are applied to all ages.

2.       CHANGE WITH RESPECT TO A CERTAIN PORTFOLIO OF AMERICAN SKANDIA TRUST

In the "Investment Options" section of the prospectus, we revise the investment objectives/policies section for the AST International Growth Portfolios to read as follows. This new description reflects revisions to non-fundamental investment policies:

------------------- ------------------------------------------------------------------------------------- -----------------------
                                                                                                                     PORTFOLIO
      STYLE/                                         INVESTMENT OBJECTIVES/POLICIES                                   ADVISOR/
       TYPE                                                                                                         SUB-ADVISOR
------------------- -------------------------------------------------------------------------------------- -----------------------
------------------- -------------------------------------------------------------------------------------- -----------------------
   International    AST International Growth Portfolio (formerly, AST William                                   Marsico Capital
                    Blair International Growth Portfolio): seeks                                                 Management LLC
                    long-term capital appreciation. Under normal circumstances,                                  William Blair &
                    the Portfolio invests at least 80% of the                                                   Company, LLC
                    value of its assets in securities of issuers that are
                    economically  tied to countries other than
                    the United States. Although the Portfolio intends to invest at  least 80% of its assets in the securities of
                    issuers located outside the United States, it may
      Equity        at times invest in U.S. issuers and it may invest all of its assets in fewer than five countries or even a single
                    country. The Portfolio looks primarily for stocks of
                    companies whose earnings are growing at a faster rate than other companies or which offer attractive growth potential.
------------------- -------------------------------------------------------------------------------------- -----------------------

4

      Supplement dated March 19, 2007 to the Prospectuses dated May 1, 2006

This Supplement updates the Prospectuses for Pruco Life Insurance Company's Prudential Premier Series Annuity and Pruco Life Insurance Company of New Jersey's Prudential Premier Series Annuity (the "Prospectuses").

This Supplement should be read and retained with the current Prospectus for your annuity contract. This Supplement is intended to update certain information in the Prospectus for the variable annuity you own, and is not intended to be a prospectus or offer for any other variable annuity listed here that you do not own. Capitalized terms used in this Supplement have the same meanings as defined in the Prospectus.

We are issuing this supplement to each Prospectus in order to describe an alternative way in which the death benefit under your variable annuity may be paid to your beneficiaries.

In the "Death Benefit" section of each Prospectus, under "Payment of Death Benefits," the following information replaces the section entitled "Payment of Death Benefit to Beneficiary":

Payment of Death Benefit to Beneficiary
Except in the case of a spousal assumption as described below, in the event of your death, the Death Benefit must be distributed: o as a lump sum amount at any time within five (5) years of the date of death; or o as a series of payments not extending beyond the life expectancy of the Beneficiary or over the life of the Beneficiary.
     Payments under this option must begin within one year of the date of death.

Unless you have made an election prior to Death Benefit proceeds becoming due, a Beneficiary can elect to receive the Death Benefit proceeds under the Beneficiary Continuation Option as described below in the section entitled "Beneficiary Continuation Option or as a series of annuity payments. See the section entitled "What Types of Annuity Options are Available."

Upon our receipt of proof of death, we will send to the beneficiary materials that list these payment options, as well as an election form with which the beneficiary may choose an option.

In the "Death Benefit" section of each Prospectus, under "Payment of Death Benefits," the following information is added as a new section after "Payment of Death Benefit to Beneficiary":

Beneficiary Continuation Option

Instead of receiving the death benefit in a single payment, or under an Annuity Option, a beneficiary may take the death benefit under an alternative death benefit payment option, as provided by the Code and described under the sections entitled "Payment of Death Benefit to Beneficiary" and "Alternative Death Benefit Payment Options - Qualified Contracts." This "Beneficiary Continuation Option" is described below and is available for both qualified Annuities (i.e. annuities sold to an IRA, Roth IRA, SEP IRA, or 403(b)) and non-qualified Annuities. In the section below entitled "Alternative Death Benefit Payment Options - Qualified Contracts", we describe Beneficiary Continuation Option provisions that are unique to qualified contracts.

Under the Beneficiary Continuation Option:

o The Owner's Annuity contract will be continued in the Owner's name, for the benefit of the beneficiary. o Beginning on the date we receive an election by the beneficiary to take the death benefit in a form other than a lump sum, the beneficiary will incur a Settlement Service Charge which is an annual charge assessed on a daily basis against the average assets allocated to the Sub-accounts. For non-qualified Annuities the charge is 1.00% per year, and for qualified Annuities the charge is 1.40% per year.
o Beginning on the date we receive an election by the beneficiary to take the death benefit in a form other than a lump sum, the beneficiary will incur an annual maintenance fee equal to the lesser of $30 or 2% of Account Value if the Account Value is less than $25,000 at the time the fee is assessed. The fee will not apply if it is assessed 30 days prior to a surrender request.
o The initial Account Value will be equal to any death benefit (including any optional death benefit) that would have been payable to the beneficiary if the beneficiary had taken a lump sum distribution.
o The available Sub-accounts will be among those available to the Owner at the time of death, however certain Sub-Accounts may not be available.
o The beneficiary may request transfers among Sub-accounts, subject to the same limitations and restrictions that applied to the Owner. Transfers in excess of 20 per year will incur a $10 transfer fee.
o No Fixed Allocations or fixed interest rate options will be offered for non-qualified Annuities. However, for qualified Annuities, the Fixed Allocations will be those offered at the time the Beneficiary Continuation Option is elected.
o No additional Purchase Payments can be applied to the Annuity.

o the basic death benefit and any optional benefits elected by the Owner will no longer apply to the beneficiary.

o The beneficiary can request a withdrawal of all or a portion of the Account Value at any time without application of any applicable CDSC.

o Upon the death of the Beneficiary, if the successor does not take a lump sum, the successor may take any remaining benefit over the life expectancy of the Beneficiary.

In addition to the materials referenced above, the Beneficiary will be provided with a prospectus and a settlement agreement describing the Beneficiary Continuation Option. We may pay compensation to the broker-dealer of record on the Annuity based on amounts held in the Beneficiary Continuation Option. Please contact us for additional information on the availability, restrictions and limitations that will apply to a beneficiary under the Beneficiary Continuation Option.

Alternative Death Benefit Payment Options - Qualified Contracts
The Code provides for alternative death benefit payment options when an Annuity is used as an IRA, 403(b) or other "qualified investment" that requires Minimum Distributions. Upon the Owner's death under an IRA, 403(b) or other "qualified investment", a Beneficiary may generally elect to continue the Annuity and receive Minimum Distributions under the Annuity instead of receiving the death benefit in a single payment. The available payment options will depend on whether the Owner died on or before the date he or she was required to begin receiving Minimum Distributions under the Code and whether the Beneficiary is the surviving spouse.

o If death occurs before the date Minimum Distributions must begin under the Code, (i.e., by April 1 of the year after the year the Owner reaches age 70 1/2) the death benefit can be paid out in either a lump sum, within five years from the date of death, or over the life or life expectancy of the designated beneficiary (as long as payments begin by December 31st of the year following the year of death). However, if the spouse is the beneficiary, the death benefit can be paid out over the life or life expectancy of the spouse with such payments beginning no later than December 31st of the year following the year of death or December 31st of the year in which the deceased would have reached age 70 1/2, which ever is later.

o If death occurs after the date Minimum Distributions must begin under the Code, (i.e., by April 1 of the year after the year the Owner reaches age 70 1/2) the death benefit must be paid out at least as rapidly as under the method that had been in effect when the Owner was receiving distributions. A beneficiary has the flexibility to take out more each year than required under the Minimum Distribution rules.

Until withdrawn, amounts in an IRA, 403(b) or other "qualified investment" continue to be tax deferred. Amounts withdrawn each year, including amounts that are required to be withdrawn under the Minimum Distribution rules, are subject to tax. You may wish to consult a professional tax advisor for tax advice as to your particular situation.

For a Roth IRA, if death occurs before the entire interest is distributed, the death benefit must be distributed under the same rules applied to IRAs where death occurs before the date Minimum Distributions must begin under the Code.

The tax consequences to the beneficiary may vary among the different death benefit payment options. See the Tax Considerations section of this prospectus, and consult your tax advisor.

In the section entitled "Summary of Contract Fees and Charges," in the table entitled "Your Periodic Fees and Charges," the rows describing the "Settlement Service Charge" and "Total Annual Charges of the Sub-accounts" are deleted and replaced with the following:



----------------------- --------------------- -------------------- ---------------------
      Fee/Charge              B Series             L Series              X Series
----------------------- --------------------- -------------------- ---------------------
----------------------- --------------------- -------------------- ---------------------
Settlement Service       1.40% (qualified);   1.40% (qualified);   1.40% (qualified);
Charge(4)                      1.00%          1.00%                1.00%
                          (non-qualified) (non-qualified) (non-qualified)
----------------------- --------------------- -------------------- ---------------------
----------------------- --------------------- -------------------- ---------------------
Total Annual Charges    1.25% in Annuity      1.65%                1.65% in Annuity
                        Years 1-8; 0.65% in                        Years 1-10; 0.65%
of the Sub-accounts     Annuity Years 9 and                        in Annuity Years 11
(accumulation phase)    later                                      and later
----------------------- --------------------- -------------------- ---------------------

4: The Mortality & Expense Risk Charge, the Administration Charge and the Distribution Charge (if applicable) do not apply if you are a beneficiary under the Beneficiary Continuation Option. The Settlement Service Charge applies only if your beneficiary elects the Beneficiary Continuation Option. The 1.00% and 1.40% charges set forth above are annual charges that are assessed against the Account Value in the Sub-accounts.

In the section entitled "Summary of Contract Fees and Charges," in the table entitled "Your Periodic Fees and Charges," the asterisks at the bottom of the table are deleted and replaced with the following:

*Only applicable if Account Value is less than $100,000. For beneficiaries who elect the Beneficiary Continuation Option, the fee is only applicable if Account Value is less than $25,000.

In the section entitled "Fees and Charges," in the subsection entitled "What are the Contract Fees and Charges," immediately after the paragraph entitled "Optional Benefits for which we assess a charge," the following paragraph is added:

Settlement Service Charge: If your beneficiary takes the death benefit under a Beneficiary Continuation Option, we deduct a Settlement Service Charge. The charge is assessed daily against the average assets allocated to the Sub-accounts and is equal to an annual charge of 1.00% for non-qualified Annuities. However, for qualified Annuities, the charge is 1.40%.

                             FINANCIAL STATEMENTS OF
       PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF NET ASSETS
December 31, 2006
Unaudited


                                                                    SUBACCOUNTS
                                ----------------------------------------------------------------------------------

                                 PRUDENTIAL       PRUDENTIAL       PRUDENTIAL                      PRUDENTIAL HIGH
                                MONEY MARKET   DIVERSIFIED BOND      EQUITY     PRUDENTIAL VALUE      YIELD BOND
                                  PORTFOLIO        PORTFOLIO       PORTFOLIO        PORTFOLIO         PORTFOLIO
                                ------------   ----------------   -----------   ----------------   ---------------


ASSETS
  Investment in the
     portfolios, at value.....   $21,912,131      $39,488,351     $42,041,578      $51,889,768       $20,980,729
                                 -----------      -----------     -----------      -----------       -----------
  Net Assets..................   $21,912,131      $39,488,351     $42,041,578      $51,889,768       $20,980,729
                                 ===========      ===========     ===========      ===========       ===========

NET ASSETS, representing:
  Accumulation units..........   $21,912,131      $39,488,351     $42,041,578      $51,889,768       $20,980,729
                                 -----------      -----------     -----------      -----------       -----------
                                 $21,912,131      $39,488,351     $42,041,578      $51,889,768       $20,980,729
                                 ===========      ===========     ===========      ===========       ===========

  Units outstanding...........    18,744,479       24,018,773      21,283,305       20,495,873        12,641,097
                                 ===========      ===========     ===========      ===========       ===========
  Portfolio shares held.......     2,191,213        3,639,479       1,531,569        1,979,770         3,936,347
  Portfolio net asset value
     per share................   $     10.00      $     10.85     $     27.45      $     26.21       $      5.33
  Investment in portfolio
     shares, at cost..........   $21,912,131      $40,338,337     $41,971,125      $41,469,913       $24,658,710


STATEMENT OF OPERATIONS
For the period ended December 31, 2006


                                                                    SUBACCOUNTS
                                ----------------------------------------------------------------------------------

                                 PRUDENTIAL       PRUDENTIAL       PRUDENTIAL                      PRUDENTIAL HIGH
                                MONEY MARKET   DIVERSIFIED BOND      EQUITY     PRUDENTIAL VALUE      YIELD BOND
                                  PORTFOLIO        PORTFOLIO       PORTFOLIO        PORTFOLIO         PORTFOLIO
                                ------------   ----------------   -----------   ----------------   ---------------


INVESTMENT INCOME
  Dividend income.............      $959,478       $2,030,740      $  439,791       $  710,413       $ 1,679,709
                                 -----------      -----------     -----------      -----------       -----------

EXPENSES
  Charges to contract owners
     for assuming mortality
     risk and expense risk and
     for administration.......       299,432          582,518         585,712          685,406           301,751
                                 -----------      -----------     -----------      -----------       -----------

NET INVESTMENT INCOME (LOSS)
  ............................       660,046        1,448,222        (145,921)          25,007         1,377,958
                                 -----------      -----------     -----------      -----------       -----------

NET REALIZED AND UNREALIZED
     GAIN (LOSS) ON
     INVESTMENTS
  Capital gains distributions
     received.................             0          403,433               0        1,648,375                 0
  Realized gain (loss) on
     shares redeemed..........             0         (253,409)       (567,745)         975,796          (842,159)
  Net change in unrealized
     gain (loss) on
     investments..............             0         (231,858)      4,991,186        5,448,081         1,266,613
                                 -----------      -----------     -----------      -----------       -----------

NET GAIN (LOSS) ON
  INVESTMENTS.................             0          (81,834)      4,423,441        8,072,252           424,454
                                 -----------      -----------     -----------      -----------       -----------

NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS...............   $   660,046      $ 1,366,388     $ 4,277,520      $ 8,097,259        $1,802,412
                                 ===========      ===========     ===========      ===========       ===========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A1

                                                 SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------
                                                                                              PREMIER VIT
 PRUDENTIAL                     PRUDENTIAL  PRUDENTIAL SMALL   T. ROWE PRICE   T. ROWE PRICE     OPCAP      PREMIER VIT
STOCK INDEX     PRUDENTIAL       JENNISON    CAPITALIZATION    INTERNATIONAL   EQUITY INCOME    MANAGED     OPCAP SMALL
 PORTFOLIO   GLOBAL PORTFOLIO   PORTFOLIO    STOCK PORTFOLIO  STOCK PORTFOLIO    PORTFOLIO     PORTFOLIO   CAP PORTFOLIO
-----------  ----------------  -----------  ----------------  ---------------  -------------  -----------  -------------




$55,271,950     $12,725,495    $44,625,308     $10,200,198       $3,864,477     $14,667,705   $14,366,728    $9,188,774
-----------     -----------    -----------     -----------       ----------     -----------   -----------    ----------
$55,271,950     $12,725,495    $44,625,308     $10,200,198       $3,864,477     $14,667,705   $14,366,728    $9,188,774
===========     ===========    ===========     ===========       ==========     ===========   ===========    ==========


$55,271,950     $12,725,495    $44,625,308     $10,200,198       $3,864,477     $14,667,705   $14,366,728    $9,188,774
-----------     -----------    -----------     -----------       ----------     -----------   -----------    ----------
$55,271,950     $12,725,495    $44,625,308     $10,200,198       $3,864,477     $14,667,705   $14,366,728    $9,188,774
===========     ===========    ===========     ===========       ==========     ===========   ===========    ==========

 29,656,967       6,859,580     25,857,761       3,849,714        2,507,440       6,259,912     8,462,947     3,602,517
===========     ===========    ===========     ===========       ==========     ===========   ===========    ==========
  1,550,840         564,824      2,117,955         437,965          215,052         590,487       346,353       250,103
$     35.64     $     22.53    $     21.07     $     23.29       $    17.97     $     24.84   $     41.48    $    36.74

$51,443,842     $10,856,600    $48,362,402     $ 7,267,646       $2,944,723     $11,583,021   $14,189,832    $6,808,001






                                                 SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------
                                                                                               PREMIER VIT
 PRUDENTIAL                     PRUDENTIAL   PRUDENTIAL SMALL   T. ROWE PRICE   T. ROWE PRICE     OPCAP      PREMIER VIT
STOCK INDEX     PRUDENTIAL       JENNISON     CAPITALIZATION    INTERNATIONAL   EQUITY INCOME    MANAGED     OPCAP SMALL
 PORTFOLIO   GLOBAL PORTFOLIO    PORTFOLIO    STOCK PORTFOLIO  STOCK PORTFOLIO    PORTFOLIO     PORTFOLIO   CAP PORTFOLIO
-----------  ----------------  ------------  ----------------  ---------------  -------------  -----------  -------------



 $  852,253      $   76,198     $   131,791      $   58,690         $ 41,663      $  227,968    $  266,224    $        0
 ----------     -----------     -----------     -----------       ----------     -----------   -----------    ----------




    769,428         170,942         661,535         147,541           50,844         204,092       206,640       127,924
 ----------     -----------     -----------     -----------       ----------     -----------   -----------    ----------

     82,825         (94,744)       (529,744)        (88,851)          (9,181)         23,876        59,584      (127,924)
 ----------     -----------     -----------     -----------       ----------     -----------   -----------    ----------



    150,913               0               0         511,730           12,499         395,626     1,645,719       536,411

   (138,518)         74,549      (1,309,568)        613,797          143,642         559,582       (78,602)      439,471

  6,913,322       2,001,674       1,774,824         272,233          450,720       1,336,895      (471,016)    1,023,431
 ----------     -----------     -----------     -----------       ----------     -----------   -----------    ----------


  6,925,717       2,076,223         465,256       1,397,760          606,861       2,292,103     1,096,101     1,999,313
 ----------     -----------     -----------     -----------       ----------     -----------   -----------    ----------



 $7,008,542     $ 1,981,479     $   (64,488)    $ 1,308,909       $  597,680     $ 2,315,979   $ 1,155,685    $1,871,389
 ==========     ===========     ===========     ===========       ==========     ===========   ===========    ==========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A2

                             FINANCIAL STATEMENTS OF
       PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF NET ASSETS
December 31, 2006
Unaudited


                                                                    SUBACCOUNTS
                                   -----------------------------------------------------------------------------
                                                                    JANUS ASPEN
                                                    JANUS ASPEN    INTERNATIONAL
                                                     LARGE CAP         GROWTH
                                                     GROWTH -       PORTFOLIO -      MFS VIT -
                                   AIM V.I. CORE   INSTITUTIONAL   INSTITUTIONAL   RESEARCH BOND    MFS EMERGING
                                    EQUITY FUND        SHARES          SHARES          SERIES      GROWTH SERIES
                                   -------------   -------------   -------------   -------------   -------------


ASSETS
  Investment in the portfolios,
     at value....................   $20,015,113     $11,888,781     $23,446,241      $3,562,458     $10,744,766
                                    -----------     -----------     -----------      ----------     -----------
  Net Assets.....................   $20,015,113     $11,888,781     $23,446,241      $3,562,458     $10,744,766
                                    ===========     ===========     ===========      ==========     ===========

NET ASSETS, representing:
  Accumulation units.............   $20,015,113     $11,888,781     $23,446,241      $3,562,458     $10,744,766
                                    -----------     -----------     -----------      ----------     -----------
                                    $20,015,113     $11,888,781     $23,446,241      $3,562,458     $10,744,766
                                    ===========     ===========     ===========      ==========     ===========

  Units outstanding..............    11,153,303       7,544,643       6,793,722       2,229,617       7,279,523
                                    ===========     ===========     ===========      ==========     ===========

  Portfolio shares held..........       735,309         514,221         457,845         197,476         520,580
  Portfolio net asset value per
     share.......................   $     27.22     $     23.12     $     51.21      $    18.04     $     20.64
  Investment in portfolio shares,
     at cost.....................   $17,976,322     $13,580,885     $12,411,812      $3,486,568     $12,264,544


STATEMENT OF OPERATIONS
For the period ended December 31, 2006


                                                                    SUBACCOUNTS
                                   -----------------------------------------------------------------------------
                                                                    JANUS ASPEN
                                                    JANUS ASPEN    INTERNATIONAL
                                                     LARGE CAP         GROWTH
                                                     GROWTH -       PORTFOLIO -      MFS VIT -
                                   AIM V.I. CORE   INSTITUTIONAL   INSTITUTIONAL   RESEARCH BOND    MFS EMERGING
                                    EQUITY FUND        SHARES          SHARES          SERIES      GROWTH SERIES
                                   -------------   -------------   -------------   -------------   -------------


INVESTMENT INCOME
  Dividend income................    $  107,742      $   57,406      $  409,653        $ 18,626       $        0
                                    -----------     -----------     -----------      ----------    -------------

EXPENSES
  Charges to contract owners for
     assuming mortality risk and
     expense risk and for
     administration..............       221,272         165,894         291,411          50,124          155,020
                                    -----------     -----------     -----------      ----------    -------------

NET INVESTMENT INCOME (LOSS) ....      (113,530)       (108,488)        118,242         (31,498)        (155,020)
                                    -----------     -----------     -----------      ----------    -------------

NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS
  Capital gains distributions
     received....................             0               0               0               0                0
  Realized gain (loss) on shares
     redeemed....................       110,045        (465,575)      1,462,099         (43,955)        (410,232)
  Net change in unrealized gain
     (loss) on investments.......     2,020,852       1,685,650       6,199,458         373,277        1,249,949
                                    -----------     -----------     -----------      ----------    -------------

NET GAIN (LOSS) ON INVESTMENTS...     2,130,897       1,220,075       7,661,557         329,322          839,717
                                    -----------     -----------     -----------      ----------    -------------

NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS..................   $ 2,017,367     $ 1,111,587     $ 7,779,799      $  297,824    $     684,697
                                    ===========     ===========     ===========      ==========    =============




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A3

                                            SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------

                                                              PRUDENTIAL
                                                              DIVERSIFIED
CREDIT SUISSE   AMERICAN   FRANKLIN SMALL-     PRUDENTIAL    CONSERVATIVE
 TRUST GLOBAL  CENTURY VP   MID CAP GROWTH   JENNISON 20/20     GROWTH                       ALLIANCEBERNSTEIN
  SMALL CAP    VALUE FUND     SECURITIES    FOCUS PORTFOLIO    PORTFOLIO   DAVIS VALUE FUND   LARGE CAP GROWTH
-------------  ----------  ---------------  ---------------  ------------  ----------------  -----------------




  $2,693,838   $5,786,147     $4,654,129       $7,314,954     $7,753,011      $5,948,789         $  814,752
  ----------   ----------     ----------       ----------     ----------      ----------         ----------
  $2,693,838   $5,786,147     $4,654,129       $7,314,954     $7,753,011      $5,948,789         $  814,752
  ==========   ==========     ==========       ==========     ==========      ==========         ==========


  $2,693,838   $5,786,147     $4,654,129       $7,314,954     $7,753,011      $5,948,789         $  814,752
  ----------   ----------     ----------       ----------     ----------      ----------         ----------
  $2,693,838   $5,786,147     $4,654,129       $7,314,954     $7,753,011      $5,948,789         $  814,752
  ==========   ==========     ==========       ==========     ==========      ==========         ==========

   1,877,611    2,607,271      2,760,518        4,519,123      5,445,886       4,735,708          1,272,578
  ==========   ==========     ==========       ==========     ==========      ==========         ==========

     183,754      662,031        210,309          456,899        642,870         408,010             30,897
  $    14.66   $     8.74     $    22.13       $    16.01     $    12.06      $    14.58         $    26.37
  $2,583,015   $4,597,704     $4,451,187       $5,756,019     $8,538,340      $4,336,921         $  917,617






                                            SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------

                                                              PRUDENTIAL
                                                              DIVERSIFIED
CREDIT SUISSE   AMERICAN   FRANKLIN SMALL-     PRUDENTIAL    CONSERVATIVE
 TRUST GLOBAL  CENTURY VP   MID CAP GROWTH   JENNISON 20/20     GROWTH                       ALLIANCEBERNSTEIN
  SMALL CAP    VALUE FUND     SECURITIES    FOCUS PORTFOLIO    PORTFOLIO   DAVIS VALUE FUND   LARGE CAP GROWTH
-------------  ----------  ---------------  ---------------  ------------  ----------------  -----------------



    $      0     $ 79,242       $      0         $ 29,025       $ 268,013       $ 43,025           $      0
  ----------   ----------     ----------       ----------     -----------     ----------         ----------




      37,353       78,061         70,640           99,371         111,559         82,400             12,557
  ----------   ----------     ----------       ----------     -----------     ----------         ----------

     (37,353)       1,181        (70,640)         (70,346)        156,454        (39,375)           (12,557)
  ----------   ----------     ----------       ----------     -----------     ----------         ----------



           0      499,871              0          449,091          34,393              0                  0
     (11,400)     140,841        (20,822)         240,948        (261,729)       326,559            (56,971)

     338,698      238,118        430,793          218,027         487,384        456,139             40,457
  ----------   ----------     ----------       ----------     -----------     ----------         ----------

     327,298      878,830        409,971          908,066         260,048        782,698            (16,514)
  ----------   ----------     ----------       ----------     -----------     ----------         ----------



  $  289,945   $  880,011     $  339,331       $  837,720     $   416,502     $  743,323         $  (29,071)
  ==========   ==========     ==========       ==========     ===========     ==========         ==========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A4

                             FINANCIAL STATEMENTS OF
       PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
December 31, 2006
Unaudited


                                                                     SUBACCOUNTS
                                -------------------------------------------------------------------------------------
                                PRUDENTIAL SP
                                 T.ROWE PRICE
                                  LARGE CAP     PRUDENTIAL SP    PRUDENTIAL SP      PRUDENTIAL SP      PRUDENTIAL SP
                                    GROWTH       DAVIS VALUE    SMALL-CAP VALUE       SMALL CAP         PIMCO TOTAL
                                  PORTFOLIO       PORTFOLIO        PORTFOLIO      GROWTH PORTFOLIO   RETURN PORTFOLIO
                                -------------   -------------   ---------------   ----------------   ----------------


ASSETS
  Investment in the
     portfolios, at value.....    $3,146,114     $17,073,251      $24,763,934        $3,010,982         $41,442,466
                                  ----------     -----------      -----------        ----------         -----------
  Net Assets..................    $3,146,114     $17,073,251      $24,763,934        $3,010,982         $41,442,466
                                  ==========     ===========      ===========        ==========         ===========

NET ASSETS, representing:
  Accumulation units..........    $3,146,114     $17,073,251      $24,763,934        $3,010,982         $41,442,466
                                  ----------     -----------      -----------        ----------         -----------
                                  $3,146,114     $17,073,251      $24,763,934        $3,010,982         $41,442,466
                                  ==========     ===========      ===========        ==========         ===========

  Units outstanding...........     2,717,399      11,247,214       14,248,173         2,732,785          34,651,963
                                  ==========     ===========      ===========        ==========         ===========

  Portfolio shares held.......       438,789       1,423,958        1,810,229           404,702           3,720,150
  Portfolio net asset value
     per share................    $     7.17     $     11.99      $     13.68        $     7.44         $     11.14
  Investment in portfolio
     shares, at cost..........    $2,750,670     $13,624,155      $23,384,471        $2,517,886         $42,122,258


STATEMENT OF OPERATIONS
For the period ended December 31, 2006


                                                                     SUBACCOUNTS
                                -------------------------------------------------------------------------------------
                                PRUDENTIAL SP
                                 T.ROWE PRICE
                                  LARGE CAP     PRUDENTIAL SP    PRUDENTIAL SP      PRUDENTIAL SP      PRUDENTIAL SP
                                    GROWTH       DAVIS VALUE    SMALL-CAP VALUE       SMALL CAP         PIMCO TOTAL
                                  PORTFOLIO       PORTFOLIO        PORTFOLIO      GROWTH PORTFOLIO   RETURN PORTFOLIO
                                -------------   -------------   ---------------   ----------------   ----------------


INVESTMENT INCOME
  Dividend income.............     $       0      $  123,114       $  103,005          $      0         $ 1,774,225
                                   ---------     -----------      -----------        ----------         -----------

EXPENSES
  Charges to contract owners
     for assuming mortality
     risk and expense risk and
     for administration.......        46,802         247,246          331,184            44,584             640,196
                                   ---------     -----------      -----------        ----------         -----------

NET INVESTMENT INCOME (LOSS)..       (46,802)       (124,132)        (228,179)          (44,584)          1,134,029
                                   ---------     -----------      -----------        ----------         -----------

NET REALIZED AND UNREALIZED
     GAIN (LOSS) ON
     INVESTMENTS
  Capital gains distributions
     received.................       369,309         248,246        3,132,208                 0                   0
  Realized gain (loss) on
     shares redeemed..........        25,774         177,633           41,319            36,403            (128,688)
  Net change in unrealized
     gain (loss) on
     investments..............      (214,675)      1,682,229         (434,338)          294,591            (149,656)
                                   ---------     -----------      -----------        ----------         -----------

NET GAIN (LOSS) ON
     INVESTMENTS..............       180,408       2,108,108        2,739,189           330,994            (278,344)
                                   ---------     -----------      -----------        ----------         -----------

NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS...............     $ 133,606     $ 1,983,976      $ 2,511,010        $  286,410          $  855,685
                                   =========     ===========      ===========        ==========         ===========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A5

                                                   SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------
                                                                     PRUDENTIAL SP                              PRUDENTIAL SP
                    JANUS ASPEN                                        STRATEGIC                  SP PRUDENTIAL  CONSERVATIVE
 PRUDENTIAL SP       LARGE CAP       PRUDENTIAL SP   PRUDENTIAL SP     PARTNERS     PRUDENTIAL SP U.S. EMERGING     ASSET
   PIMCO HIGH   GROWTH PORTFOLIO -  LARGE CAP VALUE AIM CORE EQUITY FOCUSED GROWTH MID CAP GROWTH     GROWTH      ALLOCATION
YIELD PORTFOLIO    SERVICE SHARES      PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO
--------------- ------------------- --------------- --------------- -------------- -------------- ------------- -------------




  $17,520,994        $3,910,292        $6,711,328      $1,731,517     $2,025,018     $6,527,235    $12,331,826   $27,839,827
  -----------        ----------        ----------      ----------     ----------     ----------    -----------   -----------
  $17,520,994        $3,910,292        $6,711,328      $1,731,517     $2,025,018     $6,527,235    $12,331,826   $27,839,827
  ===========        ==========        ==========      ==========     ==========     ==========    ===========   ===========


  $17,520,994        $3,910,292        $6,711,328      $1,731,517     $2,025,018     $6,527,235    $12,331,826   $27,839,827
  -----------        ----------        ----------      ----------     ----------     ----------    -----------   -----------
  $17,520,994        $3,910,292        $6,711,328      $1,731,517     $2,025,018     $6,527,235    $12,331,826   $27,839,827
  ===========        ==========        ==========      ==========     ==========     ==========    ===========   ===========

   12,246,599         2,951,759         4,382,437       1,572,573      1,791,173      5,976,851      7,525,015    19,202,922
  ===========        ==========        ==========      ==========     ==========     ==========    ===========   ===========

    1,696,127           171,204           506,133         209,120        270,363        923,230      1,543,407     2,387,635
  $     10.33        $    22.84        $    13.26      $     8.28     $     7.49     $     7.07    $      7.99   $     11.66

  $17,378,222        $3,508,688        $5,093,064      $1,403,125     $1,808,165     $5,590,359    $10,858,115   $25,133,193






                                                   SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------
                                                                     PRUDENTIAL SP                              PRUDENTIAL SP
                    JANUS ASPEN                                        STRATEGIC                  SP PRUDENTIAL  CONSERVATIVE
 PRUDENTIAL SP       LARGE CAP       PRUDENTIAL SP   PRUDENTIAL SP     PARTNERS     PRUDENTIAL SP U.S. EMERGING     ASSET
   PIMCO HIGH   GROWTH PORTFOLIO -  LARGE CAP VALUE AIM CORE EQUITY FOCUSED GROWTH MID CAP GROWTH     GROWTH      ALLOCATION
YIELD PORTFOLIO    SERVICE SHARES      PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO
--------------- ------------------- --------------- --------------- -------------- -------------- ------------- -------------



   $1,188,578          $  9,142        $   82,801        $ 15,003      $       0      $       0       $      21   $  974,369
  -----------        ----------        ----------      ----------      ---------     ----------    ------------  -----------





      250,626            40,305            98,732          25,442         30,955        106,247         169,173      449,604
  -----------        ----------        ----------      ----------      ---------     ----------    ------------  -----------

      937,952           (31,163)          (15,931)        (10,439)       (30,955)      (106,247)       (169,152)     524,765
  -----------        ----------        ----------      ----------      ---------     ----------    ------------  -----------



      139,131                 0           309,341          88,781        129,792              0         769,260      424,609

          654            30,503           178,932          17,263         26,155        124,961         187,498      265,612

      161,934           235,271           526,324         122,679       (168,793)      (264,272)        (33,762)     648,637
  -----------        ----------        ----------      ----------      ---------     ----------    ------------  -----------


      301,719           265,774         1,014,597         228,723        (12,846)      (139,311)        922,996    1,338,858
  -----------        ----------        ----------      ----------      ---------     ----------    ------------  -----------



  $ 1,239,671        $  234,611        $  998,666      $  218,284      $ (43,801)    $ (245,558)   $    753,844  $ 1,863,623
  ===========        ==========        ==========      ==========      =========     ==========    ============  ===========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A6

                             FINANCIAL STATEMENTS OF
       PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF NET ASSETS
December 31, 2006
Unaudited


                                                                     SUBACCOUNTS
                                  --------------------------------------------------------------------------------
                                                                   PRUDENTIAL SP
                                   PRUDENTIAL SP   PRUDENTIAL SP     AGGRESSIVE    PRUDENTIAL SP
                                  BALANCED ASSET    GROWTH ASSET    GROWTH ASSET   INTERNATIONAL    PRUDENTIAL SP
                                    ALLOCATION       ALLOCATION      ALLOCATION        GROWTH       INTERNATIONAL
                                     PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO     VALUE PORTFOLIO
                                  --------------   -------------   -------------   -------------   ---------------


ASSETS
  Investment in the portfolios,
     at value...................    $70,630,271     $50,984,051      $5,938,269      $5,793,916       $7,708,583
                                    -----------     -----------      ----------      ----------       ----------
  Net Assets....................    $70,630,271     $50,984,051      $5,938,269      $5,793,916       $7,708,583
                                    ===========     ===========      ==========      ==========       ==========

NET ASSETS, representing:
  Accumulation units............    $70,630,271     $50,984,051      $5,938,269      $5,793,916       $7,708,583
                                    -----------     -----------      ----------      ----------       ----------
                                    $70,630,271     $50,984,051      $5,938,269      $5,793,916       $7,708,583
                                    ===========     ===========      ==========      ==========       ==========

  Units outstanding.............     42,592,295      25,946,884       3,646,996       3,623,769        4,331,926
                                    ===========     ===========      ==========      ==========       ==========

  Portfolio shares held.........      6,094,070       4,564,373         570,439         698,062          676,191
  Portfolio net asset value per
     share......................    $     11.59     $     11.17      $    10.41      $     8.30       $    11.40
  Investment in portfolio
     shares, at cost............    $61,414,383     $42,688,005      $4,658,829      $4,477,363       $5,690,704


STATEMENT OF OPERATIONS
For the period ended December 31, 2006


                                                                     SUBACCOUNTS
                                  --------------------------------------------------------------------------------
                                                                   PRUDENTIAL SP
                                   PRUDENTIAL SP   PRUDENTIAL SP     AGGRESSIVE    PRUDENTIAL SP
                                  BALANCED ASSET    GROWTH ASSET    GROWTH ASSET   INTERNATIONAL    PRUDENTIAL SP
                                    ALLOCATION       ALLOCATION      ALLOCATION        GROWTH       INTERNATIONAL
                                     PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO     VALUE PORTFOLIO
                                  --------------   -------------   -------------   -------------   ---------------


INVESTMENT INCOME
  Dividend income...............     $1,790,307      $  919,102        $103,211        $ 94,300       $   84,081
                                    -----------     -----------      ----------      ----------       ----------

EXPENSES
  Charges to contract owners for
     assuming mortality risk and
     expense risk and for
     administration.............      1,132,501         843,930          88,370          80,779           97,640

NET EXPENSES....................      1,132,501         843,930          88,370          80,779           97,640
                                    -----------     -----------      ----------      ----------       ----------

NET INVESTMENT INCOME (LOSS) ...        657,806          75,172          14,841          13,521          (13,559)
                                    -----------     -----------      ----------      ----------       ----------

NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS
  Capital gains distributions
     received...................      1,129,833         729,868         129,488         384,086           68,576
  Realized gain (loss) on shares
     redeemed...................        878,036       1,011,820          92,929         124,645          178,639
  Net change in unrealized gain
     (loss) on investments......      3,172,823       3,288,668         417,961         400,765        1,207,991
                                    -----------     -----------      ----------      ----------       ----------

NET GAIN (LOSS) ON INVESTMENTS..      5,180,692       5,030,356         640,378         909,496        1,455,206
                                    -----------     -----------      ----------      ----------       ----------

NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS.................    $ 5,838,498     $ 5,105,528      $  655,219      $  923,017       $1,441,647
                                    ===========     ===========      ==========      ==========       ==========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A7

                                                     SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     AST AMERICAN
                                                                                EVERGREEN VA           AST              CENTURY
EVERGREEN VA                                     EVERGREEN       EVERGREEN       FUNDAMENTAL    ALLIANCEBERNSTEIN      INCOME &
  BALANCED      EVERGREEN VA    EVERGREEN VA     VA SPECIAL    INTERNATIONAL      LARGE CAP      GROWTH & INCOME        GROWTH
    FUND         GROWTH FUND     OMEGA FUND     VALUES FUND     EQUITY FUND         FUND            PORTFOLIO          PORTFOLIO
------------    ------------    ------------    -----------    -------------    ------------    -----------------    ------------



   $15,576         $12,410        $363,126        $245,931        $468,742        $439,227           $338,746          $365,230
   -------         -------        --------        --------        --------        --------           --------          --------
   $15,576         $12,410        $363,126        $245,931        $468,742        $439,227           $338,746          $365,230
   =======         =======        ========        ========        ========        ========           ========          ========


   $15,576         $12,410        $363,126        $245,931        $468,742        $439,227           $338,746          $365,230
   -------         -------        --------        --------        --------        --------           --------          --------
   $15,576         $12,410        $363,126        $245,931        $468,742        $439,227           $338,746          $365,230
   =======         =======        ========        ========        ========        ========           ========          ========

    11,888           7,210         243,247         127,352          27,713          33,163             29,289            31,831
   =======         =======        ========        ========        ========        ========           ========          ========

     1,028             795          20,400          14,191          28,970          22,410             14,433            23,248
   $ 15.15         $ 15.60        $  17.80        $  17.33        $  16.18        $  19.60           $  23.47          $  15.71
   $14,286         $10,299        $300,589        $216,856        $344,807        $346,400           $300,793          $328,365






                                                      SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      AST AMERICAN
                                                                                 EVERGREEN VA           AST              CENTURY
EVERGREEN VA                                    EVERGREEN VA      EVERGREEN       FUNDAMENTAL    ALLIANCEBERNSTEIN      INCOME &
  BALANCED      EVERGREEN VA    EVERGREEN VA       SPECIAL      INTERNATIONAL      LARGE CAP      GROWTH & INCOME        GROWTH
    FUND         GROWTH FUND     OMEGA FUND      VALUES FUND     EQUITY FUND         FUND            PORTFOLIO          PORTFOLIO
------------    ------------    ------------    ------------    -------------    ------------    -----------------    ------------



    $  366          $    0         $     0         $ 1,785          $16,272         $ 5,275            $ 1,482           $ 3,131
   -------         -------        --------        --------         --------        --------           --------          --------





       256             208           7,078           3,695            7,237           7,061              3,198             3,575

       256             208           7,078           3,695            7,237           7,061              3,198             3,575
   -------         -------        --------        --------         --------        --------           --------          --------

       110            (208)         (7,078)         (1,910)           9,035          (1,786)            (1,716)             (444)
   -------         -------        --------        --------         --------        --------           --------          --------



         0             553               0          27,239           22,311           6,963                  0                 0

        11              33          15,720           3,914            8,822           2,197                597             1,806

     1,029             663           6,787          11,822           42,271          35,277             35,114            33,687
   -------         -------        --------        --------         --------        --------           --------          --------

     1,040           1,249          22,507          42,975           73,404          44,437             35,711            35,493
   -------         -------        --------        --------         --------        --------           --------          --------



   $ 1,150         $ 1,041        $ 15,429        $ 41,065         $ 82,439        $ 42,651           $ 33,995          $ 35,049
   =======         =======        ========        ========         ========        ========           ========          ========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A8

                             FINANCIAL STATEMENTS OF
       PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF NET ASSETS
December 31, 2006
Unaudited


                                                                     SUBACCOUNTS
                                  ---------------------------------------------------------------------------------
                                     AST AMERICAN
                                  CENTURY STRATEGIC                   AST GLOBAL      AST DEAM          AST DEAM
                                       BALANCED        AST COHEN &    ALLOCATION      LARGE-CAP        SMALL-CAP
                                      PORTFOLIO       STEERS REALTY    PORFOLIO    VALUE PORFOLIO   GROWTH PORFOLIO
                                  -----------------   -------------   ----------   --------------   ---------------


ASSETS
  Investment in the portfolios,
     at value...................       $132,084          $831,812       $37,668       $601,004          $85,290
                                       --------          --------       -------       --------          -------
  Net Assets....................       $132,084          $831,812       $37,668       $601,004          $85,290
                                       ========          ========       =======       ========          =======

NET ASSETS, representing:
  Accumulation units............       $132,084          $831,812       $37,668       $601,004          $85,290
                                       --------          --------       -------       --------          -------
                                       $132,084          $831,812       $37,668       $601,004          $85,290
                                       ========          ========       =======       ========          =======

  Units outstanding.............         11,885            52,663         3,234         52,041            8,108
                                       ========          ========       =======       ========          =======

  Portfolio shares held.........          8,800            39,857         2,770         44,322            9,445
  Portfolio net asset value per
     share......................       $  15.01          $  20.87       $ 13.60       $  13.56          $  9.03
  Investment in portfolio
     shares, at cost............       $122,687          $723,566       $33,593       $569,345          $79,342


STATEMENT OF OPERATIONS
For the period ended December 31, 2006


                                                                     SUBACCOUNTS
                                  ---------------------------------------------------------------------------------
                                     AST AMERICAN
                                  CENTURY STRATEGIC                   AST GLOBAL      AST DEAM          AST DEAM
                                       BALANCED        AST COHEN &    ALLOCATION      LARGE-CAP        SMALL-CAP
                                      PORTFOLIO       STEERS REALTY    PORFOLIO    VALUE PORFOLIO   GROWTH PORFOLIO
                                  -----------------   -------------   ----------   --------------   ---------------


INVESTMENT INCOME
  Dividend income...............        $   985          $  4,142        $  613        $ 1,017           $     0
                                      ---------          --------       -------       --------          --------

EXPENSES
  Charges to contract owners for
     assuming mortality risk and
     expense risk and for
     administration.............          2,232             7,597           407          3,148             1,101
                                      ---------          --------       -------       --------          --------

NET INVESTMENT INCOME (LOSS)....         (1,247)           (3,455)          206         (2,131)           (1,101)
                                      ---------          --------       -------       --------          --------

NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS
  Capital gains distributions
     received...................          1,203            40,994             0          9,891                 0
  Realized gain (loss) on shares
     redeemed...................         (4,852)            5,434            40           (176)              564
  Net change in unrealized gain
     (loss) on investments......          8,247            95,361         2,821         29,869             4,988
                                      ---------          --------       -------       --------          --------

NET GAIN (LOSS) ON INVESTMENTS..          4,598           141,789         2,861         39,584             5,552
                                      ---------          --------       -------       --------          --------

NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS.................      $   3,351          $138,334       $ 3,067       $ 37,453          $  4,451
                                      =========          ========       =======       ========          ========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A9

                                               SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------------
                          AST FEDERATED                                    AST GOLDMAN                        AST
   AST DEAM     AST HIGH    AGGRESSIVE                                        SACHS         AST GOLDMAN    LARGE-CAP
   SMALL-CAP      YIELD       GROWTH      AST MID-CAP    AST SMALL-CAP    CONCENTRATED     SACHS MID-CAP     VALUE
VALUE PORFOLIO  PORTFOLIO   PORTFOLIO   VALUE PORTFOLIO VALUE PORTFOLIO GROWTH PORTFOLIO GROWTH PORTFOLIO  PORTFOLIO
-------------- ---------- ------------- --------------- --------------- ---------------- ---------------- ----------



   $215,892    $1,243,391    $649,616       $333,011        $442,773        $466,776         $596,054     $1,050,780
   --------    ----------    --------       --------        --------        --------         --------     ----------
   $215,892    $1,243,391    $649,616       $333,011        $442,773        $466,776         $596,054     $1,050,780
   ========    ==========    ========       ========        ========        ========         ========     ==========


   $215,892    $1,243,391    $649,616       $333,011        $442,773        $466,776         $596,054     $1,050,780
   --------    ----------    --------       --------        --------        --------         --------     ----------
   $215,892    $1,243,391    $649,616       $333,011        $442,773        $466,776         $596,054     $1,050,780
   ========    ==========    ========       ========        ========        ========         ========     ==========

     18,894       116,443      55,984         29,798          39,154          42,789           54,801         89,186
   ========    ==========    ========       ========        ========        ========         ========     ==========

     16,051       147,847      56,537         27,522          25,848          19,099          121,396         52,122
   $  13.45    $     8.41    $  11.49       $  12.10        $  17.13        $  24.44         $   4.91     $    20.16
   $200,399    $1,206,140    $584,199       $329,722        $409,863        $431,868         $553,583     $  936,384






                                               SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------------
                          AST FEDERATED                                    AST GOLDMAN                        AST
   AST DEAM     AST HIGH    AGGRESSIVE                                        SACHS         AST GOLDMAN    LARGE-CAP
   SMALL-CAP      YIELD       GROWTH      AST MID-CAP    AST SMALL-CAP    CONCENTRATED     SACHS MID-CAP     VALUE
VALUE PORFOLIO  PORTFOLIO   PORTFOLIO   VALUE PORTFOLIO VALUE PORTFOLIO GROWTH PORTFOLIO GROWTH PORTFOLIO  PORTFOLIO
-------------- ---------- ------------- --------------- --------------- ---------------- ---------------- ----------



    $   383       $67,524     $     0        $   897         $   406         $     0          $     0       $  4,521
   --------    ----------    --------       --------        --------        --------         --------     ----------




      2,354        14,315       7,563          3,604           3,066           3,824            7,426         10,672
   --------    ----------    --------       --------        --------        --------         --------     ----------

     (1,971)       53,209      (7,563)        (2,707)         (2,660)         (3,824)          (7,426)        (6,151)
   --------    ----------    --------       --------        --------        --------         --------     ----------



      8,719             0      11,822         28,552           4,570               0                0         13,152

      1,041          (875)      5,629           (890)          2,278           1,040            2,148          5,275

     16,012        27,208      42,025          1,084          30,675          27,925           28,676        103,914
   --------    ----------    --------       --------        --------        --------         --------     ----------

     25,772        26,333      59,476         28,746          37,523          28,965           30,824        122,341
   --------    ----------    --------       --------        --------        --------         --------     ----------



   $ 23,801    $   79,542    $ 51,913       $ 26,039        $ 34,863        $ 25,141         $ 23,398     $  116,190
   ========    ==========    ========       ========        ========        ========         ========     ==========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A10

                             FINANCIAL STATEMENTS OF
       PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF NET ASSETS
December 31, 2006
Unaudited


                                                                    SUBACCOUNTS
                                  ------------------------------------------------------------------------------
                                    AST LORD
                                  ABBETT BOND-     AST MARSICO     AST MFS      AST NEUBERGER     AST NEUBERGER
                                    DEBENTURE    CAPITAL GROWTH     GROWTH     BERMAN MID-CAP     BERMAN MID-CAP
                                    PORTFOLIO       PORTFOLIO     PORTFOLIO   GROWTH PORTFOLIO   VALUE PORTFOLIO
                                  ------------   --------------   ---------   ----------------   ---------------


ASSETS
  Investment in the portfolios,
     at value...................    $995,203       $1,367,261      $316,609       $606,906          $1,084,271
                                    --------       ----------      --------       --------          ----------
  Net Assets....................    $995,203       $1,367,261      $316,609       $606,906          $1,084,271
                                    ========       ==========      ========       ========          ==========

NET ASSETS, representing:
  Accumulation units............    $995,203       $1,367,261      $316,609       $606,906          $1,084,271
                                    --------       ----------      --------       --------          ----------
                                    $995,203       $1,367,261      $316,609       $606,906          $1,084,271
                                    ========       ==========      ========       ========          ==========

  Units outstanding.............      92,704          122,693        29,089         50,980              94,048
                                    ========       ==========      ========       ========          ==========

  Portfolio shares held.........      85,279           66,859        33,610         32,948              55,977
  Portfolio net asset value per
     share......................    $  11.67       $    20.45      $   9.42       $  18.42          $    19.37
  Investment in portfolio
     shares, at cost............    $958,175       $1,262,896      $301,425       $548,840          $1,055,513


STATEMENT OF OPERATIONS
For the period ended December 31, 2006


                                                                    SUBACCOUNTS
                                  ------------------------------------------------------------------------------
                                    AST LORD
                                  ABBETT BOND-     AST MARSICO     AST MFS      AST NEUBERGER     AST NEUBERGER
                                    DEBENTURE    CAPITAL GROWTH     GROWTH     BERMAN MID-CAP     BERMAN MID-CAP
                                    PORTFOLIO       PORTFOLIO     PORTFOLIO   GROWTH PORTFOLIO   VALUE PORTFOLIO
                                  ------------   --------------   ---------   ----------------   ---------------


INVESTMENT INCOME
  Dividend income...............    $ 37,860          $    451      $     0        $     0             $ 3,188
                                    --------       -----------    ---------       --------          ----------

EXPENSES
  Charges to contract owners for
     assuming mortality risk and
     expense risk and for
     administration.............      13,384            15,439        2,291          5,856              12,535
                                    --------       -----------    ---------       --------          ----------

NET INVESTMENT INCOME (LOSS)....      24,476           (14,988)      (2,291)        (5,856)             (9,347)
                                    --------       -----------    ---------       --------          ----------

NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS
  Capital gains distributions
     received...................       9,827                 0            0              0              97,627
  Realized gain (loss) on shares
     redeemed...................        (966)           (4,364)         526          7,007              (1,937)
  Net change in unrealized gain
     (loss) on investments......      32,390            64,478       10,365         42,987              (2,013)
                                    --------       -----------    ---------       --------          ----------

NET GAIN (LOSS) ON INVESTMENTS..      41,251            60,114       10,891         49,994              93,677
                                    --------       -----------    ---------       --------          ----------

NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS.................     $65,727       $    45,126    $   8,600       $ 44,138          $   84,330
                                    ========       ===========    =========       ========          ==========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A11

                                                 SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------
                        AST                           AST T. ROWE  AST T. ROWE                AST JPMORGAN      AST
    AST PIMCO    ALLIANCEBERNSTEIN        AST        PRICE NATURAL PRICE ASSET    AST MFS    INTERNATIONAL T. ROWE PRICE
LIMITED MATURITY     CORE VALUE    ALLIANCEBERNSTEIN   RESOURCES    ALLOCATION GLOBAL EQUITY     EQUITY     GLOBAL BOND
 BOND PORTFOLIO      PORTFOLIO     MANAGED INDEX 500   PORTFOLIO    PORTFOLIO    PORTFOLIO     PORTFOLIO     PORTFOLIO
---------------- ----------------- ----------------- ------------- ----------- ------------- ------------- -------------



   $1,124,982         $195,238          $271,594       $3,030,627    $656,384     $376,034      $847,942      $579,770
   ----------         --------          --------       ----------    --------     --------      --------      --------
   $1,124,982         $195,238          $271,594       $3,030,627    $656,384     $376,034      $847,942      $579,770
   ==========         ========          ========       ==========    ========     ========      ========      ========


   $1,124,982         $195,238          $271,594       $3,030,627    $656,384     $376,034      $847,942      $579,770
   ----------         --------          --------       ----------    --------     --------      --------      --------
   $1,124,982         $195,238          $271,594       $3,030,627    $656,384     $376,034      $847,942      $579,770
   ==========         ========          ========       ==========    ========     ========      ========      ========

      109,608           16,452            24,758          235,264      58,084       30,867        68,777        57,523
   ==========         ========          ========       ==========    ========     ========      ========      ========

      100,625           13,996            19,926          103,153      37,210       25,756        34,780        50,110
   $    11.18         $  13.95          $  13.63       $    29.38    $  17.64     $  14.60      $  24.38      $  11.57
   $1,110,632         $179,728          $254,227       $2,775,130    $646,302     $344,120      $744,822      $567,649






                                                 SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------
                        AST                           AST T. ROWE  AST T. ROWE                AST JPMORGAN      AST
    AST PIMCO    ALLIANCEBERNSTEIN        AST        PRICE NATURAL PRICE ASSET    AST MFS    INTERNATIONAL T. ROWE PRICE
LIMITED MATURITY     CORE VALUE    ALLIANCEBERNSTEIN   RESOURCES    ALLOCATION GLOBAL EQUITY     EQUITY     GLOBAL BOND
 BOND PORTFOLIO      PORTFOLIO     MANAGED INDEX 500   PORTFOLIO    PORTFOLIO    PORTFOLIO     PORTFOLIO     PORTFOLIO
---------------- ----------------- ----------------- ------------- ----------- ------------- ------------- -------------



      $24,233          $   895           $   693         $  6,397     $ 1,774      $   829       $ 3,546       $ 4,171
   ----------         --------          --------       ----------    --------     --------      --------      --------




       13,929            1,439             1,820           37,743       2,243        3,150         7,013         5,131
   ----------         --------          --------       ----------    --------     --------      --------      --------

       10,304             (544)           (1,127)         (31,346)       (469)      (2,321)       (3,467)         (960)
   ----------         --------          --------       ----------    --------     --------      --------      --------



            0            3,970                 0          148,395       6,894       13,461             0         2,543

         (394)             646               132           14,125         490        6,947        10,833        (1,100)

        8,358           13,680            16,949          133,548       8,079       23,844        88,938        16,402
   ----------         --------          --------       ----------    --------     --------      --------      --------

        7,964           18,296            17,081          296,068      15,463       44,252        99,771        17,845
   ----------         --------          --------       ----------    --------     --------      --------      --------



   $   18,268         $ 17,752          $ 15,954       $  264,722    $ 14,994     $ 41,931      $ 96,304      $ 16,885
   ==========         ========          ========       ==========    ========     ========      ========      ========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A12

                             FINANCIAL STATEMENTS OF
       PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF NET ASSETS
December 31, 2006
Unaudited


                                                                   SUBACCOUNTS
                                           -----------------------------------------------------------
                                                                                               AST
                                           AST AGGRESSIVE    AST CAPITAL   AST BALANCED   CONSERVATIVE
                                                ASSET       GROWTH ASSET       ASSET          ASSET
                                             ALLOCATION      ALLOCATION     ALLOCATION     ALLOCATION
                                              PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO
                                           --------------   ------------   ------------   ------------


ASSETS
  Investment in the portfolios, at
     value...............................    $2,244,806      $42,816,838    $61,064,444    $21,643,701
                                             ----------      -----------    -----------    -----------
  Net Assets.............................    $2,244,806      $42,816,838    $61,064,444    $21,643,701
                                             ==========      ===========    ===========    ===========

NET ASSETS, representing:
  Accumulation units.....................    $2,244,806      $42,816,838    $61,064,444    $21,643,701
                                             ----------      -----------    -----------    -----------
                                             $2,244,806      $42,816,838    $61,064,444    $21,643,701
                                             ==========      ===========    ===========    ===========

  Units outstanding......................       201,158        3,861,233      5,592,980      1,998,139
                                             ==========      ===========    ===========    ===========

  Portfolio shares held..................       193,852        3,759,161      5,447,319      1,949,883
  Portfolio net asset value per share....    $    11.58      $     11.39    $     11.21    $     11.10
  Investment in portfolio shares, at
     cost................................    $2,056,743      $39,634,534    $57,026,447    $20,244,908


STATEMENT OF OPERATIONS
For the period ended December 31, 2006


                                                                   SUBACCOUNTS
                                           -----------------------------------------------------------
                                                                                               AST
                                           AST AGGRESSIVE    AST CAPITAL   AST BALANCED   CONSERVATIVE
                                                ASSET       GROWTH ASSET       ASSET          ASSET
                                             ALLOCATION      ALLOCATION     ALLOCATION     ALLOCATION
                                              PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO
                                           --------------   ------------   ------------   ------------


INVESTMENT INCOME
  Dividend income........................      $      0       $        0     $        0     $        0
                                             ----------      -----------    -----------    -----------

EXPENSES
  Charges to contract owners for assuming
     mortality risk and expense risk and
     for administration..................        18,137          397,734        598,842        233,230
                                             ----------      -----------    -----------    -----------

NET INVESTMENT INCOME (LOSS).............       (18,137)        (397,734)      (598,842)      (233,230)
                                             ----------      -----------    -----------    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
     ON INVESTMENTS
  Capital gains distributions received...             0                0              0              0
  Realized gain (loss) on shares
     redeemed............................         1,175           45,694        117,995         38,980
  Net change in unrealized gain (loss) on
     investments.........................       188,717        3,184,313      4,041,218      1,403,482
                                             ----------      -----------    -----------    -----------

NET GAIN (LOSS) ON INVESTMENTS...........       189,892        3,230,007      4,159,213      1,442,462
                                             ----------      -----------    -----------    -----------

NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS...........    $  171,755      $ 2,832,273    $ 3,560,371    $ 1,209,232
                                             ==========      ===========    ===========    ===========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A13

                                            SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------
     AST         AST FIRST    AST FIRST TRUST
PRESERVATION       TRUST          CAPITAL                          AST T. ROWE
    ASSET        BALANCED       APPRECIATION     AST ADVANCED    PRICE LARGE-CAP    AST MONEY    AST SMALL-CAP
 ALLOCATION       TARGET           TARGET         STRATEGIES          GROWTH          MARKET         GROWTH
  PORTFOLIO      PORTFOLIO       PORTFOLIO         PORTFOLIO        PORTFOLIO       PORTFOLIO      PORTFOLIO
------------    ----------    ---------------    ------------    ---------------    ---------    -------------



 $4,569,345     $3,554,855       $3,546,972       $4,890,581         $290,437        $173,494       $38,682
 ----------     ----------       ----------       ----------         --------        --------       -------
 $4,569,345     $3,554,855       $3,546,972       $4,890,581         $290,437        $173,494       $38,682
 ==========     ==========       ==========       ==========         ========        ========       =======


 $4,569,345     $3,554,855       $3,546,972       $4,890,581         $290,437        $173,494       $38,682
 ----------     ----------       ----------       ----------         --------        --------       -------
 $4,569,345     $3,554,855       $3,546,972       $4,890,581         $290,437        $173,494       $38,682
 ==========     ==========       ==========       ==========         ========        ========       =======

    430,815        337,354          339,596          460,885           27,730          16,981         3,900
 ==========     ==========       ==========       ==========         ========        ========       =======

    421,138        331,610          333,990          452,832           26,744         173,494         2,406
 $    10.85     $    10.72       $    10.62       $    10.80         $  10.86        $   1.00       $ 16.08
 $4,345,239     $3,357,032       $3,315,048       $4,616,683         $277,876        $173,494       $36,928






                                            SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------
     AST         AST FIRST    AST FIRST TRUST
PRESERVATION       TRUST          CAPITAL                          AST T. ROWE
    ASSET        BALANCED       APPRECIATION     AST ADVANCED    PRICE LARGE-CAP    AST MONEY    AST SMALL-CAP
 ALLOCATION       TARGET           TARGET         STRATEGIES          GROWTH          MARKET         GROWTH
  PORTFOLIO      PORTFOLIO       PORTFOLIO         PORTFOLIO        PORTFOLIO       PORTFOLIO      PORTFOLIO
------------    ----------    ---------------    ------------    ---------------    ---------    -------------



   $      0       $      0         $      0         $      0          $     0          $7,208        $    0
 ----------     ----------       ----------       ----------         --------        --------       -------



     49,256         24,142           21,103           36,526              851           2,255           128
 ----------     ----------       ----------       ----------         --------        --------       -------

    (49,256)       (24,142)         (21,103)         (36,526)            (851)          4,953          (128)
 ----------     ----------       ----------       ----------         --------        --------       -------



          0              0                0                0                0               0             0
     37,275          3,516            5,236           10,929               41               0           138
    224,092        197,823          231,924          273,898           12,561               0         1,754
 ----------     ----------       ----------       ----------         --------        --------       -------

    261,367        201,339          237,160          284,827           12,602               0         1,892
 ----------     ----------       ----------       ----------         --------        --------       -------


 $  212,111     $  177,197       $  216,057       $  248,301         $ 11,751        $  4,953       $ 1,764
 ==========     ==========       ==========       ==========         ========        ========       =======




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A14

                             FINANCIAL STATEMENTS OF
       PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF NET ASSETS
December 31, 2006
Unaudited


                                                                    SUBACCOUNTS
                             ----------------------------------------------------------------------------------------
                             AST PIMCO TOTAL                                              GARTMORE        AIM V.I.
                               RETURN BOND     AST INTERNATIONAL   AST INTERNATIONAL   GVIT EMERGING   PREMIER EQUITY
                                PORTFOLIO       VALUE PORTFOLIO     GROWTH PORTFOLIO      MARKETS           FUND
                             ---------------   -----------------   -----------------   -------------   --------------


ASSETS
  Investment in the
     portfolios, at value..      $967,711           $292,789            $453,218          $675,855          $   0
                                 --------           --------            --------          --------          -----
  Net Assets...............      $967,711           $292,789            $453,218          $675,855          $   0
                                 ========           ========            ========          ========          =====

NET ASSETS, representing:
  Accumulation units.......      $967,711           $292,789            $453,218          $675,855          $   0
                                 --------           --------            --------          --------          -----
                                 $967,711           $292,789            $453,218          $675,855          $   0
                                 ========           ========            ========          ========          =====

  Units outstanding........        93,888             26,926              42,719            42,250              0
                                 ========           ========            ========          ========          =====

  Portfolio shares held....        84,664             15,541              27,385            43,103              0
  Portfolio net asset value
     per share.............      $  11.43           $  18.84            $  16.55          $  15.68          $0.00
  Investment in portfolio
     shares, at cost.......      $962,115           $272,751            $426,154          $582,029          $  (1)


STATEMENT OF OPERATIONS
For the period ended December 31, 2006


                                                                    SUBACCOUNTS
                             ----------------------------------------------------------------------------------------
                             AST PIMCO TOTAL                                              GARTMORE        AIM V.I.
                               RETURN BOND     AST INTERNATIONAL   AST INTERNATIONAL   GVIT EMERGING   PREMIER EQUITY
                                PORTFOLIO       VALUE PORTFOLIO     GROWTH PORTFOLIO      MARKETS           FUND
                             ---------------   -----------------   -----------------   -------------   --------------


INVESTMENT INCOME
  Dividend income..........       $     0            $     0             $     0          $  2,475       $   132,504
                                ---------           --------            --------          --------       -----------

EXPENSES
  Charges to contract
     owners for assuming
     mortality risk and
     expense risk and for
     administration........         3,045                889               1,082             6,532            58,309
                                ---------           --------            --------          --------       -----------

NET INVESTMENT INCOME
  (LOSS)...................        (3,045)              (889)             (1,082)           (4,057)           74,195
                                ---------           --------            --------          --------       -----------

NET REALIZED AND UNREALIZED
     GAIN (LOSS) ON
     INVESTMENTS
  Capital gains
     distributions
     received..............             0                  0                   0            40,456                 0
  Realized gain (loss) on
     shares redeemed.......            26                 57                  69             6,682        (2,119,459)
  Net change in unrealized
     gain (loss) on
     investments...........         5,596             20,038              27,064            75,502         2,682,141
                                ---------           --------            --------          --------       -----------

NET GAIN (LOSS) ON
  INVESTMENTS..............         5,622             20,095              27,133           122,640           562,682
                                ---------           --------            --------          --------       -----------

NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING
     FROM OPERATIONS.......     $   2,577           $ 19,206            $ 26,051          $118,583       $   636,877
                                =========           ========            ========          ========       ===========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A15

                      FINANCIAL STATEMENTS OF PRUCO LIFE OF
              NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2006 and 2005
Unaudited


                                                                SUBACCOUNTS
                            ----------------------------------------------------------------------------------
                                 PRUDENTIAL MONEY          PRUDENTIAL DIVERSIFIED            PRUDENTIAL
                                 MARKET PORTFOLIO              BOND PORTFOLIO             EQUITY PORTFOLIO
                            --------------------------   -------------------------   -------------------------
                             01/01/2006    01/01/2005     01/01/2006    01/01/2005    01/01/2006    01/01/2005
                                 TO            TO             TO            TO            TO            TO
                             12/31/2006    12/31/2005     12/31/2006    12/31/2005    12/31/2006    12/31/2005
                            -----------   ------------   -----------   -----------   -----------   -----------


OPERATIONS
  Net investment income
     (loss)...............  $   660,046   $    282,302   $ 1,448,222   $ 1,874,497   $  (145,921)  $  (181,925)
  Capital gains
     distributions
     received.............            0              0       403,433       361,013             0             0
  Realized gain (loss) on
     shares redeemed......            0              0      (253,409)       21,898      (567,745)   (1,399,206)
  Net change in unrealized
     gain (loss) on
     investments..........            0              0      (231,858)   (1,367,906)    4,991,186     5,514,800
                            -----------   ------------   -----------   -----------   -----------   -----------

NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING
     FROM OPERATIONS......      660,046        282,302     1,366,388       889,502     4,277,520     3,933,669
                            -----------   ------------   -----------   -----------   -----------   -----------

CONTRACT OWNER
     TRANSACTIONS
  Contract owner net
     payments.............      173,462      1,121,678       156,646        58,358       807,751       920,939
  Surrenders, withdrawals
     and death benefits...   (4,928,984)    (4,989,612)   (7,041,598)   (6,519,646)   (4,793,754)   (4,671,529)
  Net transfers between
     other subaccounts or
     fixed rate option....    7,478,164       (991,345)     (499,197)       12,450      (556,283)      372,903
  Withdrawal and other
     charges..............       (8,314)        (8,201)      (17,836)      (21,461)      (27,690)      (25,823)
                            -----------   ------------   -----------   -----------   -----------   -----------

NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING
     FROM CONTRACT OWNER
     TRANSACTIONS.........    2,714,328     (4,867,480)   (7,401,985)   (6,470,299)   (4,569,976)   (3,403,510)
                            -----------   ------------   -----------   -----------   -----------   -----------

TOTAL INCREASE (DECREASE)
     IN NET ASSETS........    3,374,374     (4,585,178)   (6,035,597)   (5,580,797)     (292,456)      530,159

NET ASSETS
  Beginning of period.....   18,537,757     23,122,935    45,523,948    51,104,745    42,334,034    41,803,875
                            -----------   ------------   -----------   -----------   -----------   -----------
  End of period...........  $21,912,131   $ 18,537,757   $39,488,351   $45,523,948   $42,041,578   $42,334,034
                            ===========   ============   ===========   ===========   ===========   ===========

  Beginning units.........   16,041,468     20,179,511    28,661,454    32,767,335    23,618,562    25,260,747
                            -----------   ------------   -----------   -----------   -----------   -----------
  Units issued............   11,180,114      6,282,287       994,568     1,038,819       931,782     2,266,109
  Units redeemed..........   (8,477,103)   (10,420,330)   (5,637,249)   (5,144,700)   (3,267,039)   (3,908,294)
                            -----------   ------------   -----------   -----------   -----------   -----------
  Ending units............   18,744,479     16,041,468    24,018,773    28,661,454    21,283,305    23,618,562
                            ===========   ============   ===========   ===========   ===========   ===========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A16

                                               SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------------
     PRUDENTIAL VALUE         PRUDENTIAL HIGH YIELD BOND      PRUDENTIAL STOCK INDEX           PRUDENTIAL GLOBAL
         PORTFOLIO                     PORTFOLIO                     PORTFOLIO                     PORTFOLIO
--------------------------    --------------------------    --------------------------    --------------------------
 01/01/2006     01/01/2005     01/01/2006     01/01/2005     01/01/2006     01/01/2005     01/01/2006     01/01/2005
     TO             TO             TO             TO             TO             TO             TO             TO
 12/31/2006     12/31/2005     12/31/2006     12/31/2005     12/31/2006     12/31/2005     12/31/2006     12/31/2005
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------



$    25,007    $    (9,870)     1,377,958    $ 1,322,456    $    82,825    $    36,632    $   (94,744)   $   (85,727)

  1,648,375              0              0              0        150,913      1,384,001              0              0

    975,796        138,663       (842,159)    (1,047,317)      (138,518)      (760,772)        74,549       (224,727)

  5,448,081      5,877,230      1,266,613        175,745      6,913,322        951,050      2,001,674      1,741,992
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------




  8,097,259      6,006,023      1,802,412        450,884      7,008,542      1,610,911      1,981,479      1,431,538
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------




  3,452,121      2,088,968         67,213         31,508        777,655      2,538,615        287,368        591,574

 (5,269,743)    (4,051,195)    (3,665,231)    (3,745,437)    (6,199,138)    (6,062,899)    (1,006,672)      (841,157)


    191,751        748,930       (184,490)      (308,919)      (887,263)      (607,125)       142,217        (92,359)

    (38,736)       (29,827)       (10,171)       (12,219)       (37,153)       (32,341)        (9,611)        (7,027)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------





 (1,664,607)    (1,243,124)    (3,792,679)    (4,035,067)    (6,345,899)    (4,163,750)      (586,698)      (348,969)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------



  6,432,652      4,762,899     (1,990,267)    (3,584,183)       662,643     (2,552,839)     1,394,781      1,082,569


 45,457,116     40,694,217     22,970,996     26,555,179     54,609,307     57,162,146     11,330,714     10,248,145
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$51,889,768    $45,457,116    $20,980,729    $22,970,996    $55,271,950    $54,609,307    $12,725,495    $11,330,714
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

 20,451,192     20,353,531     15,050,813     17,740,008     32,972,150     34,831,097      7,149,745      7,323,405
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
  3,015,825      3,105,897        477,075        768,280      1,402,293      4,004,591        597,480        830,945
 (2,971,144)    (3,008,236)    (2,886,791)    (3,457,475)    (4,717,476)    (5,863,538)      (887,645)    (1,004,605)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
 20,495,873     20,451,192     12,641,097     15,050,813     29,656,967     32,972,150      6,859,580      7,149,745
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A17

                             FINANCIAL STATEMENTS OF
       PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2006 and 2005
Unaudited


                                                                SUBACCOUNTS
                              -------------------------------------------------------------------------------
                                                               PRUDENTIAL SMALL            T. ROWE PRICE
                                 PRUDENTIAL JENNISON         CAPITALIZATION STOCK       INTERNATIONAL STOCK
                                      PORTFOLIO                   PORTFOLIO                  PORTFOLIO
                              -------------------------   -------------------------   -----------------------
                               01/01/2006    01/01/2005    01/01/2006    01/01/2005   01/01/2006   01/01/2005
                                   TO            TO            TO            TO           TO           TO
                               12/31/2006    12/31/2005    12/31/2006    12/31/2005   12/31/2006   12/31/2005
                              -----------   -----------   -----------   -----------   ----------   ----------


OPERATIONS
  Net investment income
     (loss).................  $  (529,744)  $  (645,978)  $   (88,851)  $   (86,790)  $   (9,181)  $    7,747
  Capital gains
     distributions
     received...............            0             0       511,730       646,397       12,499       11,838
  Realized gain (loss) on
     shares redeemed........   (1,309,568)   (2,167,386)      613,797       394,590      143,642       12,507
  Net change in unrealized
     gain (loss) on
     investments............    1,774,824     8,801,672       272,233      (355,178)     450,720      429,941
                              -----------   -----------   -----------   -----------   ----------   ----------

NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING
     FROM OPERATIONS........      (64,488)    5,988,308     1,308,909       599,019      597,680      462,033
                              -----------   -----------   -----------   -----------   ----------   ----------

CONTRACT OWNER TRANSACTIONS
  Contract owner net
     payments...............      803,581       850,092        16,771        56,008       74,281        4,746
  Surrenders, withdrawals
     and death benefits.....   (6,160,871)   (5,913,830)   (1,798,631)   (1,297,173)    (632,972)    (297,123)
  Net transfers between
     other subaccounts or
     fixed rate option......   (1,132,815)   (1,504,605)     (113,357)      230,453      143,304       99,195
  Withdrawal and other
     charges................      (32,899)      (34,633)       (4,529)       (5,130)      (1,406)      (1,562)
                              -----------   -----------   -----------   -----------   ----------   ----------

NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING
     FROM CONTRACT OWNER
     TRANSACTIONS...........   (6,523,004)   (6,602,976)   (1,899,746)   (1,015,842)    (416,793)    (194,744)
                              -----------   -----------   -----------   -----------   ----------   ----------

TOTAL INCREASE (DECREASE) IN
     NET ASSETS.............   (6,587,492)     (614,668)     (590,837)     (416,823)     180,887      267,289


NET ASSETS
  Beginning of period.......   51,212,800    51,827,468    10,791,035    11,207,858    3,683,590    3,416,301
                              -----------   -----------   -----------   -----------   ----------   ----------
  End of period.............  $44,625,308   $51,212,800   $10,200,198   $10,791,035   $3,864,477   $3,683,590
                              ===========   ===========   ===========   ===========   ==========   ==========

  Beginning units...........   29,303,323    33,127,405     4,605,545     5,059,203    2,806,669    2,978,504
                              -----------   -----------   -----------   -----------   ----------   ----------
  Units issued..............    1,698,812     1,697,495       228,288       520,214      311,353      270,059
  Units redeemed............   (5,144,374)   (5,521,577)     (984,119)     (973,872)    (610,582)    (441,894)
                              -----------   -----------   -----------   -----------   ----------   ----------
  Ending units..............   25,857,761    29,303,323     3,849,714     4,605,545    2,507,440    2,806,669
                              ===========   ===========   ===========   ===========   ==========   ==========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A18

                                               SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------------
   T. ROWE PRICE EQUITY        PREMIER VIT OPCAP MANAGED      PREMIER VIT OPCAP SMALL
     INCOME PORTFOLIO                  PORTFOLIO                   CAP PORTFOLIO           AIM V.I. CORE EQUITY FUND
--------------------------    --------------------------    --------------------------    --------------------------
 01/01/2006     01/01/2005     01/01/2006     01/01/2005     01/01/2006     01/01/2005     01/01/2006     01/01/2005
     TO             TO             TO             TO             TO             TO             TO             TO
 12/31/2006     12/31/2005     12/31/2006     12/31/2005     12/31/2006     12/31/2005     12/31/2006     12/31/2005
 ----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------



$    23,876    $    24,222    $    59,584    $   (28,841)   $  (127,924)   $  (131,725)   $  (113,530)   $     4,795

    395,626        718,321      1,645,719        537,154        536,411      1,387,146              0              0

    559,582        347,407        (78,602)        41,141        439,471        204,927        110,045        (36,804)

  1,336,895       (716,807)      (471,016)        56,323      1,023,431     (1,699,822)     2,020,852        329,661
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------



  2,315,979        373,143      1,155,685        605,777      1,871,389       (239,474)     2,017,367        297,652
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------



     26,795         19,382         31,400         64,123          5,683         21,599         38,102         12,920

 (2,485,202)    (1,948,784)    (2,495,218)    (2,031,856)    (1,646,622)    (1,246,996)    (2,381,496)      (833,033)


    (86,691)       202,933        (66,682)      (312,927)      (244,080)      (422,013)    12,382,001       (346,039)
     (5,860)        (6,871)        (6,848)        (8,149)        (3,198)        (3,667)        (7,772)        (4,622)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------




 (2,550,958)    (1,733,340)    (2,537,348)    (2,288,809)    (1,888,217)    (1,651,077)    10,030,835     (1,170,774)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


   (234,979)    (1,360,197)    (1,381,663)    (1,683,032)       (16,828)    (1,890,551)    12,048,202       (873,122)


 14,902,684     16,262,881     15,748,391     17,431,423      9,205,602     11,096,153      7,966,911      8,840,033
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$14,667,705    $14,902,684    $14,366,728    $15,748,391    $ 9,188,774    $ 9,205,602    $20,015,113    $ 7,966,911
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

  7,461,455      8,341,334     10,029,885     11,525,124      4,416,125      5,252,234      5,087,410      5,864,292
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
    336,951        562,795        273,843        148,025        127,778        180,125      7,887,854        116,403
 (1,538,494)    (1,442,674)    (1,840,781)    (1,643,264)      (941,386)    (1,016,234)    (1,821,961)      (893,285)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
  6,259,912      7,461,455      8,462,947     10,029,885      3,602,517      4,416,125     11,153,303      5,087,410
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A19

                             FINANCIAL STATEMENTS OF
       PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2006 and 2005
Unaudited


                                                                SUBACCOUNTS
                              -------------------------------------------------------------------------------
                                JANUS ASPEN LARGE CAP     JANUS ASPEN INTERNATIONAL
                                      GROWTH --              GROWTH PORTFOLIO --        MFS VIT -- RESEARCH
                                 INSTITUTIONAL SHARES        INSTITUTIONAL SHARES           BOND SERIES
                              -------------------------   -------------------------   -----------------------
                               01/01/2006    01/01/2005    01/01/2006    01/01/2005   01/01/2006   01/01/2005
                                   TO            TO            TO            TO           TO           TO
                               12/31/2006    12/31/2005    12/31/2006    12/31/2005   12/31/2006   12/31/2005
                              -----------   -----------   -----------   -----------   ----------   ----------


OPERATIONS
  Net investment income
     (loss).................  $  (108,488)  $  (136,600)  $   118,242   $   (32,508)  $  (31,498)  $  (36,518)
  Capital gains
     distributions
     received...............            0             0             0             0            0            0
  Realized gain (loss) on
     shares redeemed........     (465,575)     (795,210)    1,462,099       400,973      (43,955)    (116,046)
  Net change in unrealized
     gain (loss) on
     investments............    1,685,650     1,244,788     6,199,458     4,171,867      373,277      394,138
                              -----------   -----------   -----------   -----------   ----------   ----------

NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING
     FROM OPERATIONS........    1,111,587       312,978     7,779,799     4,540,332      297,824      241,574
                              -----------   -----------   -----------   -----------   ----------   ----------

CONTRACT OWNER TRANSACTIONS
  Contract owner net
     payments...............      144,294        20,547        25,109        34,245        7,278        5,992
  Surrenders, withdrawals
     and death benefits.....   (1,377,087)   (1,418,522)   (2,698,669)   (2,390,485)    (648,316)    (570,353)
  Net transfers between
     other subaccounts or
     fixed rate option......     (480,727)     (617,829)      (84,699)     (535,404)      33,199     (148,941)
  Withdrawal and other
     charges................       (6,464)       (7,891)       (8,886)       (8,346)      (1,681)      (2,165)
                              -----------   -----------   -----------   -----------   ----------   ----------

NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING
     FROM CONTRACT OWNER
     TRANSACTIONS...........   (1,719,984)   (2,023,695)   (2,767,145)   (2,899,990)    (609,520)    (715,467)
                              -----------   -----------   -----------   -----------   ----------   ----------

TOTAL INCREASE (DECREASE) IN
     NET ASSETS.............     (608,397)   (1,710,717)    5,012,654     1,640,342     (311,696)    (473,893)

NET ASSETS
  Beginning of period.......   12,497,178    14,207,895    18,433,587    16,793,245    3,874,154    4,348,047
                              -----------   -----------   -----------   -----------   ----------   ----------
  End of period.............  $11,888,781   $12,497,178   $23,446,241   $18,433,587   $3,562,458   $3,874,154
                              ===========   ===========   ===========   ===========   ==========   ==========

  Beginning units...........    8,703,049    10,178,594     7,749,435     9,205,986    2,641,273    3,151,383
                              -----------   -----------   -----------   -----------   ----------   ----------
  Units issued..............      260,662       267,010       675,984       553,533      170,052      108,921
  Units redeemed............   (1,419,068)   (1,742,555)   (1,631,697)   (2,010,084)    (581,708)    (619,031)
                              -----------   -----------   -----------   -----------   ----------   ----------
  Ending units..............    7,544,643     8,703,049     6,793,722     7,749,435    2,229,617    2,641,273
                              ===========   ===========   ===========   ===========   ==========   ==========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A20

                                             SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------

                                 CREDIT SUISSE TRUST           AMERICAN CENTURY            FRANKLIN SMALL-MID
MFS EMERGING GROWTH SERIES        GLOBAL SMALL CAP              VP VALUE FUND            CAP GROWTH SECURITIES
--------------------------    ------------------------    -------------------------    -------------------------
 01/01/2006     01/01/2005    01/01/2006    01/01/2005    01/01/2006     01/01/2005     01/01/2006    01/01/2005
     TO             TO            TO            TO            TO             TO             TO            TO
 12/31/2006     12/31/2005    12/31/2006    12/31/2005    12/31/2006     12/31/2005     12/31/2006    12/31/2005
 ----------    -----------    ----------    ----------    ----------    -----------    -----------    ----------



$  (155,020)   $  (164,271)   $  (37,353)   $  (36,315)   $    1,181    $   (28,737)   $   (70,640)   $  (78,662)

          0              0             0             0       499,871        633,327              0             0

   (410,232)      (747,580)      (11,400)     (115,107)      140,841        194,470        (20,822)     (121,230)

  1,249,949      1,744,384       338,698       501,161       238,118       (595,826)       430,793       356,516
-----------    -----------    ----------    ----------    ----------    -----------    -----------    ----------



    684,697        832,533       289,945       349,739       880,011        203,234        339,331       156,624
-----------    -----------    ----------    ----------    ----------    -----------    -----------    ----------



     23,282         40,399       128,903         7,216         5,787        166,507         10,476             0

 (1,506,400)    (1,359,955)     (318,758)     (351,949)     (795,472)    (1,069,071)      (894,622)     (715,637)


   (271,561)      (532,223)     (105,800)       49,411       (68,437)        47,326       (254,873)     (224,761)
     (5,854)        (7,120)       (1,298)       (1,506)       (2,111)        (2,519)        (2,494)       (2,998)
-----------    -----------    ----------    ----------    ----------    -----------    -----------    ----------




 (1,760,533)    (1,858,899)     (296,953)     (296,828)     (860,233)      (857,757)    (1,141,513)     (943,396)
-----------    -----------    ----------    ----------    ----------    -----------    -----------    ----------


 (1,075,836)    (1,026,366)       (7,008)       52,911        19,778       (654,523)      (802,182)     (786,772)


 11,820,602     12,846,968     2,700,846     2,647,935     5,766,369      6,420,892      5,456,311     6,243,083
-----------    -----------    ----------    ----------    ----------    -----------    -----------    ----------
$10,744,766    $11,820,602    $2,693,838    $2,700,846    $5,786,147    $ 5,766,369    $ 4,654,129    $5,456,311
===========    ===========    ==========    ==========    ==========    ===========    ===========    ==========

  8,519,032      9,970,085     2,101,703     2,360,192     3,039,057      3,504,307      3,461,589     4,098,194
-----------    -----------    ----------    ----------    ----------    -----------    -----------    ----------
    273,468        263,691       215,537       216,759       121,546        314,612        147,367       139,569
 (1,512,977)    (1,714,744)     (439,629)     (475,248)     (553,332)      (779,862)      (848,438)     (776,174)
-----------    -----------    ----------    ----------    ----------    -----------    -----------    ----------
  7,279,523      8,519,032     1,877,611     2,101,703     2,607,271      3,039,057      2,760,518     3,461,589
===========    ===========    ==========    ==========    ==========    ===========    ===========    ==========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A21

                             FINANCIAL STATEMENTS OF
       PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2006 and 2005
Unaudited


                                                                 SUBACCOUNTS
                              ---------------------------------------------------------------------------------
                                                            PRUDENTIAL DIVERSIFIED
                              PRUDENTIAL JENNISON 20/20          CONSERVATIVE
                                   FOCUS PORTFOLIO             GROWTH PORTFOLIO            DAVIS VALUE FUND
                              -------------------------   -------------------------   -------------------------
                               01/01/2006    01/01/2005    01/01/2006    01/01/2005    01/01/2006    01/01/2005
                                   TO            TO            TO            TO            TO            TO
                               12/31/2006    12/31/2005    12/31/2006    12/31/2005    12/31/2006    12/31/2005
                              -----------   -----------   -----------   -----------   -----------   -----------


OPERATIONS
  Net investment income
     (loss).................  $   (70,346)  $   (71,472)  $   156,454   $   140,151   $   (39,375)  $   (26,121)
  Capital gains
     distributions
     received...............      449,091             0        34,393             0             0             0
  Realized gain (loss) on
     shares redeemed........      240,948       103,776      (261,729)     (376,765)      326,559       146,241
  Net change in unrealized
     gain (loss) on
     investments............      218,027     1,116,878       487,384       701,045       456,139       333,759
                              -----------   -----------   -----------   -----------   -----------   -----------

NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING
     FROM OPERATIONS........      837,720     1,149,182       416,502       464,431       743,323       453,879
                              -----------   -----------   -----------   -----------   -----------   -----------

CONTRACT OWNER TRANSACTIONS
  Contract owner net
     payments...............       43,047        40,199       103,302         2,954         7,491       396,059
  Surrenders, withdrawals
     and death benefits.....     (996,215)     (906,221)   (1,332,725)   (1,643,565)   (1,131,689)   (1,063,210)
  Net transfers between
     other subaccounts or
     fixed rate option......      494,238       304,445        56,759       272,349       329,726       205,143
  Withdrawal and other
     charges................       (2,751)       (2,758)       (3,328)       (3,832)       (1,510)       (1,714)
                              -----------   -----------   -----------   -----------   -----------   -----------

NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING
     FROM CONTRACT OWNER
     TRANSACTIONS...........     (461,681)     (564,335)   (1,175,992)   (1,372,094)     (795,982)     (463,722)
                              -----------   -----------   -----------   -----------   -----------   -----------

TOTAL INCREASE (DECREASE) IN
     NET ASSETS.............      376,039       584,847      (759,490)     (907,663)      (52,659)       (9,843)

NET ASSETS
  Beginning of period.......    6,938,915     6,354,068     8,512,501     9,420,164     6,001,448     6,011,291
                              -----------   -----------   -----------   -----------   -----------   -----------
  End of period.............  $ 7,314,954   $ 6,938,915   $ 7,753,011   $ 8,512,501   $ 5,948,789   $ 6,001,448
                              ===========   ===========   ===========   ===========   ===========   ===========

  Beginning units...........    4,824,712     5,297,733     6,305,042     7,365,888     5,418,559     5,858,409
                              -----------   -----------   -----------   -----------   -----------   -----------
  Units issued..............      797,950       634,590       369,679       386,507       793,250       532,524
  Units redeemed............   (1,103,539)   (1,107,611)   (1,228,835)   (1,447,353)   (1,476,101)     (972,374)
                              -----------   -----------   -----------   -----------   -----------   -----------
  Ending units..............    4,519,123     4,824,712     5,445,886     6,305,042     4,735,708     5,418,559
                              ===========   ===========   ===========   ===========   ===========   ===========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A22

                                             SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------
                                  PRUDENTIAL SP                                              PRUDENTIAL SP
    ALLIANCEBERNSTEIN        T.ROWE PRICE LARGE CAP            PRUDENTIAL SP                   SMALL-CAP
    LARGE CAP GROWTH            GROWTH PORTFOLIO           DAVIS VALUE PORTFOLIO            VALUE PORTFOLIO
------------------------    ------------------------    --------------------------    --------------------------
01/01/2006    01/01/2005    01/01/2006    01/01/2005     01/01/2006     01/01/2005     01/01/2006     01/01/2005
    TO            TO            TO            TO             TO             TO             TO             TO
12/31/2006    12/31/2005    12/31/2006    12/31/2005     12/31/2006     12/31/2005     12/31/2006     12/31/2005
----------    ----------    ----------    ----------    -----------    -----------    -----------    -----------



$  (12,557)   $  (12,582)   $  (46,802)   $  (41,319)   $  (124,132)   $   (93,571)   $  (228,179)   $  (176,087)

         0             0       369,309             0        248,246      1,236,863      3,132,208      1,893,290

   (56,971)      (39,590)       25,774        42,615        177,633         87,433         41,319        159,233

    40,457       167,104      (214,675)      392,629      1,682,229       (170,049)      (434,338)    (1,266,904)
----------    ----------    ----------    ----------    -----------    -----------    -----------    -----------



   (29,071)      114,932       133,606       393,925      1,983,976      1,060,676      2,511,010        609,532
----------    ----------    ----------    ----------    -----------    -----------    -----------    -----------



        54        87,456       110,804       319,017        792,414      2,589,264      4,865,795      3,171,223

  (169,484)     (161,404)     (147,417)     (125,832)      (589,073)      (428,447)      (924,900)      (911,721)


     1,212        41,776        49,555       (72,780)       (10,342)        90,263       (491,440)       559,884
      (252)         (328)       (4,771)       (3,611)       (21,573)       (13,592)       (40,189)       (30,167)
----------    ----------    ----------    ----------    -----------    -----------    -----------    -----------




  (168,470)      (32,500)        8,171       116,794        171,426      2,237,488      3,409,266      2,789,219
----------    ----------    ----------    ----------    -----------    -----------    -----------    -----------


  (197,541)       82,432       141,777       510,719      2,155,402      3,298,164      5,920,276      3,398,751


 1,012,293       929,861     3,004,337     2,493,618     14,917,849     11,619,685     18,843,658     15,444,907
----------    ----------    ----------    ----------    -----------    -----------    -----------    -----------
$  814,752    $1,012,293    $3,146,114    $3,004,337    $17,073,251    $14,917,849    $24,763,934    $18,843,658
==========    ==========    ==========    ==========    ===========    ===========    ===========    ===========

 1,549,023     1,611,465     2,695,649     2,632,586     11,153,907      9,575,516     12,327,803     10,478,341
----------    ----------    ----------    ----------    -----------    -----------    -----------    -----------
   208,306       178,432       213,056       384,419        948,369      2,829,120      3,660,099      3,691,810
  (484,751)     (240,874)     (191,306)     (321,356)      (855,062)    (1,250,729)    (1,739,729)    (1,842,348)
----------    ----------    ----------    ----------    -----------    -----------    -----------    -----------
 1,272,578     1,549,023     2,717,399     2,695,649     11,247,214     11,153,907     14,248,173     12,327,803
==========    ==========    ==========    ==========    ===========    ===========    ===========    ===========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A23

                             FINANCIAL STATEMENTS OF
       PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2006 and 2005
Unaudited


                                                                SUBACCOUNTS
                              -------------------------------------------------------------------------------

                              PRUDENTIAL SP SMALL CAP   PRUDENTIAL SP PIMCO TOTAL    PRUDENTIAL SP PIMCO HIGH
                                  GROWTH PORTFOLIO           RETURN PORTFOLIO            YIELD PORTFOLIO
                              -----------------------   -------------------------   -------------------------
                              01/01/2006   01/01/2005    01/01/2006    01/01/2005    01/01/2006    01/01/2005
                                  TO           TO            TO            TO            TO            TO
                              12/31/2006   12/31/2005    12/31/2006    12/31/2005    12/31/2006    12/31/2005
                              ----------   ----------   -----------   -----------   -----------   -----------


OPERATIONS
  Net investment income
     (loss).................  $  (44,584)  $  (37,892)  $ 1,134,029   $ 1,323,499   $   937,952   $   699,791
  Capital gains
     distributions
     received...............           0            0             0       665,637       139,131       174,047
  Realized gain (loss) on
     shares redeemed........      36,403        7,203      (128,688)       19,330           654        16,243
  Net change in unrealized
     gain (loss) on
     investments............     294,591       68,409      (149,656)   (1,677,802)      161,934      (538,965)
                              ----------   ----------   -----------   -----------   -----------   -----------

NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING
     FROM OPERATIONS........     286,410       37,720       855,685       330,664     1,239,671       351,116
                              ----------   ----------   -----------   -----------   -----------   -----------

CONTRACT OWNER TRANSACTIONS
  Contract owner net
     payments...............     113,084      425,553     1,330,056     7,619,868     1,824,048     3,690,263
  Surrenders, withdrawals
     and death benefits.....    (124,501)    (100,126)   (3,721,566)   (2,351,826)     (858,333)     (572,865)
  Net transfers between
     other subaccounts or
     fixed rate option......      77,963       40,194      (609,751)    1,387,361        21,523       356,222
  Withdrawal and other
     charges................      (5,553)      (3,918)      (55,109)      (39,301)      (27,925)      (19,758)
                              ----------   ----------   -----------   -----------   -----------   -----------

NET INCREASE (DECREASE) IN
     NET ASSETS RESULTING
     FROM CONTRACT OWNER
     TRANSACTIONS...........      60,993      361,703    (3,056,370)    6,616,102       959,313     3,453,862
                              ----------   ----------   -----------   -----------   -----------   -----------

TOTAL INCREASE (DECREASE) IN
     NET ASSETS.............     347,403      399,423    (2,200,685)    6,946,766     2,198,984     3,804,978

NET ASSETS
  Beginning of period.......   2,663,579    2,264,156    43,643,151    36,696,385    15,322,010    11,517,032
                              ----------   ----------   -----------   -----------   -----------   -----------
  End of period.............  $3,010,982   $2,663,579   $41,442,466   $43,643,151   $17,520,994   $15,322,010
                              ==========   ==========   ===========   ===========   ===========   ===========

  Beginning units...........   2,652,792    2,352,380    37,150,288    30,931,506    11,537,641     8,863,667
                              ----------   ----------   -----------   -----------   -----------   -----------
  Units issued..............     350,034      627,859     3,112,219    10,509,137     2,053,000     4,143,000
  Units redeemed............    (270,041)    (327,447)   (5,610,544)   (4,290,355)   (1,344,042)   (1,469,026)
                              ----------   ----------   -----------   -----------   -----------   -----------
  Ending units..............   2,732,785    2,652,792    34,651,963    37,150,288    12,246,599    11,537,641
                              ==========   ==========   ===========   ===========   ===========   ===========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A24

                                           SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------
  JANUS ASPEN LARGE CAP
         GROWTH                                                                      PRUDENTIAL SP STRATEGIC
  PORTFOLIO -- SERVICE       PRUDENTIAL SP LARGE CAP     PRUDENTIAL SP AIM CORE      PARTNERS FOCUSED GROWTH
         SHARES                  VALUE PORTFOLIO            EQUITY PORTFOLIO                PORTFOLIO
------------------------    ------------------------    ------------------------    ------------------------
01/01/2006    01/01/2005    01/01/2006    01/01/2005    01/01/2006    01/01/2005    01/01/2006    01/01/2005
    TO            TO            TO            TO            TO            TO            TO            TO
12/31/2006    12/31/2005    12/31/2006    12/31/2005    12/31/2006    12/31/2005    12/31/2006    12/31/2005
----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------



   (31,163)   $  (23,161)   $  (15,931)   $  (41,909)   $  (10,439)   $   (8,455)   $  (30,955)   $  (23,546)

         0             0       309,341       153,032        88,781             0       129,792             0

    30,503        14,758       178,932       139,753        17,263        24,816        26,155        18,323

   235,271        50,884       526,324        60,801       122,679        28,558      (168,793)      227,002
 ---------    ----------    ----------    ----------    ----------    ----------    ----------    ----------



   234,611        42,481       998,666       311,677       218,284        44,919       (43,801)      221,779
 ---------    ----------    ----------    ----------    ----------    ----------    ----------    ----------



 2,045,698       160,317        39,398       820,571        20,731       366,666       161,343       272,679

   (24,536)      (38,579)     (499,359)     (540,628)      (40,122)      (41,373)      (91,654)      (78,062)


   (80,536)      (74,643)     (318,079)      351,335       (22,483)     (247,517)      106,936       173,156
    (4,359)       (4,514)       (9,237)       (6,305)       (2,505)       (1,816)       (3,000)       (1,985)
 ---------    ----------    ----------    ----------    ----------    ----------    ----------    ----------




 1,936,267        42,581      (787,277)      624,973       (44,379)       75,960       173,625       365,788
 ---------    ----------    ----------    ----------    ----------    ----------    ----------    ----------


 2,170,878        85,062       211,389       936,650       173,905       120,879       129,824       587,567


 1,739,414     1,654,352     6,499,939     5,563,289     1,557,612     1,436,733     1,895,194     1,307,627
 ---------    ----------    ----------    ----------    ----------    ----------    ----------    ----------
 3,910,292    $1,739,414    $6,711,328    $6,499,939    $1,731,517    $1,557,612    $2,025,018    $1,895,194
 =========    ==========    ==========    ==========    ==========    ==========    ==========    ==========

 1,560,801     1,556,535     4,963,360     4,543,097     1,617,861     1,570,182     1,649,479     1,402,862
 ---------    ----------    ----------    ----------    ----------    ----------    ----------    ----------
 1,823,797       165,952       114,905     1,204,169        58,754       374,121       325,006       409,596
  (432,839)     (161,686)     (695,828)     (783,906)     (104,042)     (326,442)     (183,312)     (162,979)
 ---------    ----------    ----------    ----------    ----------    ----------    ----------    ----------
 2,951,759     1,560,801     4,382,437     4,963,360     1,572,573     1,617,861     1,791,173     1,649,479
 =========    ==========    ==========    ==========    ==========    ==========    ==========    ==========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A25

                             FINANCIAL STATEMENTS OF
       PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2006 and 2005
Unaudited


                                                                    SUBACCOUNTS
                                 --------------------------------------------------------------------------------
                                                                                              PRUDENTIAL SP
                                                                SP PRUDENTIAL U.S.             CONSERVATIVE
                                   PRUDENTIAL SP MID CAP             EMERGING                ASSET ALLOCATION
                                     GROWTH PORTFOLIO            GROWTH PORTFOLIO               PORTFOLIO
                                 ------------------------   -------------------------   -------------------------
                                 01/01/2006    01/01/2005    01/01/2006    01/01/2005    01/01/2006    01/01/2005
                                     TO            TO            TO            TO            TO            TO
                                 12/31/2006    12/31/2005    12/31/2006    12/31/2005    12/31/2006    12/31/2005
                                 ----------   -----------   -----------   -----------   -----------   -----------


OPERATIONS
  Net investment income
     (loss)....................  $ (106,247)  $   (88,126)  $  (169,152)  $  (122,772)  $   524,765   $   (69,591)
  Capital gains distributions
     received..................           0             0       769,260     1,162,418       424,609       677,989
  Realized gain (loss) on
     shares redeemed...........     124,961       123,056       187,498        82,649       265,612       264,570
  Net change in unrealized gain
     (loss) on investments.....    (264,272)      459,796       (33,762)      286,558       648,637       196,071
                                 ----------   -----------   -----------   -----------   -----------   -----------

NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS................    (245,558)      494,726       753,844     1,408,853     1,863,623     1,069,039
                                 ----------   -----------   -----------   -----------   -----------   -----------

CONTRACT OWNER TRANSACTIONS
  Contract owner net payments..     161,237     1,047,689     2,266,753       967,468       717,924     8,791,792
  Surrenders, withdrawals and
     death benefits............    (383,187)     (341,365)     (468,486)     (399,537)   (2,224,246)   (2,000,285)
  Net transfers between other
     subaccounts or fixed rate
     option....................      27,697     1,757,499       177,557     1,118,653      (405,910)      935,108
  Withdrawal and other
     charges...................     (11,627)       (7,576)      (18,081)      (13,297)      (49,821)      (29,269)
                                 ----------   -----------   -----------   -----------   -----------   -----------

NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     CONTRACT OWNER
     TRANSACTIONS..............    (205,880)    2,456,247     1,957,743     1,673,287    (1,962,053)    7,697,346
                                 ----------   -----------   -----------   -----------   -----------   -----------

TOTAL INCREASE (DECREASE) IN
     NET ASSETS................    (451,438)    2,950,973     2,711,587     3,082,140       (98,430)    8,766,385

NET ASSETS
  Beginning of period..........   6,978,673     4,027,700     9,620,239     6,538,099    27,938,257    19,171,872
                                 ----------   -----------   -----------   -----------   -----------   -----------
  End of period................  $6,527,235   $ 6,978,673   $12,331,826   $ 9,620,239   $27,839,827   $27,938,257
                                 ==========   ===========   ===========   ===========   ===========   ===========

  Beginning units..............   6,187,578     4,157,602     6,567,046     5,270,270    21,038,883    16,342,750
                                 ----------   -----------   -----------   -----------   -----------   -----------
  Units issued.................     488,302     3,112,348     2,146,900     2,338,441       977,082     7,843,081
  Units redeemed...............    (699,029)   (1,082,372)   (1,188,931)   (1,041,665)   (2,813,043)   (3,146,948)
                                 ----------   -----------   -----------   -----------   -----------   -----------
  Ending units.................   5,976,851     6,187,578     7,525,015     6,567,046    19,202,922    21,038,883
                                 ==========   ===========   ===========   ===========   ===========   ===========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A26

                                             SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------
  PRUDENTIAL SP BALANCED                                    PRUDENTIAL SP AGGRESSIVE          PRUDENTIAL SP
           ASSET              PRUDENTIAL SP GROWTH ASSET    GROWTH  ASSET ALLOCATION          INTERNATIONAL
   ALLOCATION PORTFOLIO          ALLOCATION PORTFOLIO               PORTFOLIO               GROWTH PORTFOLIO
--------------------------    --------------------------    ------------------------    ------------------------
 01/01/2006     01/01/2005     01/01/2006     01/01/2005    01/01/2006    01/01/2005    01/01/2006    01/01/2005
     TO             TO             TO             TO            TO            TO            TO            TO
 12/31/2006     12/31/2005     12/31/2006     12/31/2005    12/31/2006    12/31/2005    12/31/2006    12/31/2005
 ----------    -----------    -----------    -----------    ----------    ----------    ----------    ----------



$   657,806    $  (374,300)   $    75,172    $  (333,501)   $   14,841    $  (63,510)   $   13,521    $  (35,505)
  1,129,833      1,412,922        729,868        963,290       129,488       156,779       384,086       148,432

    878,036        542,056      1,011,820        572,810        92,929        60,616       124,645        59,828

  3,172,823      1,819,596      3,288,668      1,611,530       417,961       255,943       400,765       397,067
-----------    -----------    -----------    -----------    ----------    ----------    ----------    ----------



  5,838,498      3,400,274      5,105,528      2,814,129       655,219       409,828       923,017       569,822
-----------    -----------    -----------    -----------    ----------    ----------    ----------    ----------


  3,682,781     28,008,001      2,059,654     19,270,468       313,209       746,316       272,075       957,880

 (3,971,057)    (2,582,613)    (3,850,470)    (1,364,349)     (196,650)     (178,268)     (231,821)     (115,822)

 (2,391,120)     1,472,449       (287,959)     2,553,078      (106,844)      358,086       262,246       151,278
   (132,380)       (61,482)      (105,359)       (65,696)      (11,702)       (9,512)       (8,147)       (4,443)
-----------    -----------    -----------    -----------    ----------    ----------    ----------    ----------




 (2,811,776)    26,836,355     (2,184,134)    20,393,501        (1,987)      916,622       294,353       988,893
-----------    -----------    -----------    -----------    ----------    ----------    ----------    ----------


  3,026,722     30,236,629      2,921,394     23,207,630       653,232     1,326,450     1,217,370     1,558,715


 67,603,549     37,366,920     48,062,657     24,855,027     5,285,037     3,958,587     4,576,546     3,017,831
-----------    -----------    -----------    -----------    ----------    ----------    ----------    ----------
$70,630,271    $67,603,549    $50,984,051    $48,062,657    $5,938,269    $5,285,037    $5,793,916    $4,576,546
===========    ===========    ===========    ===========    ==========    ==========    ==========    ==========

 45,670,158     30,709,053     28,437,904     20,303,875     3,701,544     3,055,154     3,396,195     2,718,885
-----------    -----------    -----------    -----------    ----------    ----------    ----------    ----------
  3,191,878     22,356,279      2,549,061     13,134,859       341,779     1,046,529       815,298     1,403,818
 (6,269,741)    (7,395,174)    (5,040,081)    (5,000,830)     (396,327)     (400,139)     (587,724)     (726,508)
-----------    -----------    -----------    -----------    ----------    ----------    ----------    ----------
 42,592,295     45,670,158     25,946,884     28,437,904     3,646,996     3,701,544     3,623,769     3,396,195
===========    ===========    ===========    ===========    ==========    ==========    ==========    ==========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A27

                             FINANCIAL STATEMENTS OF
       PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2006 and 2005
Unaudited


                                                                      SUBACCOUNTS
                                      ---------------------------------------------------------------------------
                                           PRUDENTIAL SP
                                        INTERNATIONAL VALUE      EVERGREEN VA BALANCED      EVERGREEN VA GROWTH
                                             PORTFOLIO                    FUND                      FUND
                                      -----------------------   -----------------------   -----------------------
                                      01/01/2006   01/01/2005   01/01/2006   01/01/2005   01/01/2006   01/01/2005
                                          TO           TO           TO           TO           TO           TO
                                      12/31/2006   12/31/2005   12/31/2006   12/31/2005   12/31/2006   12/31/2005
                                      ----------   ----------   ----------   ----------   ----------   ----------


OPERATIONS
  Net investment income (loss)......  $  (13,559)  $  (48,697)    $   111      $   116      $  (208)     $  (150)
  Capital gains distributions
     received.......................      68,576      375,209           0            0          553            0
  Realized gain (loss) on shares
     redeemed.......................     178,639       47,072          11          194           33           14
  Net change in unrealized gain
     (loss) on investments..........   1,207,991      138,444       1,028          260          663        1,116
                                      ----------   ----------     -------      -------      -------      -------

NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS.....................   1,441,647      512,028       1,150          570        1,041          980
                                      ----------   ----------     -------      -------      -------      -------

CONTRACT OWNER TRANSACTIONS
  Contract owner net payments.......   1,644,216      691,184           0       13,856            0            0
  Surrenders, withdrawals and death
     benefits.......................    (204,670)    (108,979)          0            0            0            0
  Net transfers between other
     subaccounts or fixed rate
     option.........................    (151,457)      89,988           0            0            0        7,501
  Withdrawal and other charges......     (10,204)      (7,159)          0            0           (6)          (2)
                                      ----------   ----------     -------      -------      -------      -------

NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM CONTRACT
     OWNER TRANSACTIONS.............   1,277,885      665,034           0       13,856           (6)       7,499
                                      ----------   ----------     -------      -------      -------      -------

TOTAL INCREASE (DECREASE) IN NET
     ASSETS.........................   2,719,532    1,177,062       1,150       14,426        1,035        8,479

NET ASSETS
  Beginning of period...............   4,989,051    3,811,989      14,426            0       11,375        2,896
                                      ----------   ----------     -------      -------      -------      -------
  End of period.....................  $7,708,583   $4,989,051     $15,576      $14,426      $12,410      $11,375
                                      ==========   ==========     =======      =======      =======      =======

  Beginning units...................   3,678,155    3,232,109      11,886            0        7,212        1,922
                                      ----------   ----------     -------      -------      -------      -------
  Units issued......................   1,329,344      908,006           0       11,887            0        5,290
  Units redeemed....................    (675,573)    (461,960)          2           (1)          (2)           0
                                      ----------   ----------     -------      -------      -------      -------
  Ending units......................   4,331,926    3,678,155      11,888       11,886        7,210        7,212
                                      ==========   ==========     =======      =======      =======      =======




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A28

                                           SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------

                              EVERGREEN VA SPECIAL       EVERGREEN INTERNATIONAL    EVERGREEN VA FUNDAMENTAL
 EVERGREEN VA OMEGA FUND           VALUES FUND                 EQUITY FUND               LARGE CAP FUND
------------------------    ------------------------    ------------------------    ------------------------
01/01/2006    01/01/2005    01/01/2006    01/01/2005    01/01/2006    01/01/2005    01/01/2006    01/01/2005
    TO            TO            TO            TO            TO            TO            TO            TO
12/31/2006    12/31/2005    12/31/2006    12/31/2005    12/31/2006    12/31/2005    12/31/2006    12/31/2005
----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------



 $ (7,078)     $ (6,746)     $ (1,910)     $   (947)     $  9,035      $  2,848      $ (1,786)     $ (2,564)
        0             0        27,239        21,152        22,311             0         6,963             0
   15,720         3,919         3,914           527         8,822         2,829         2,197         1,499

    6,787        10,940        11,822        (3,864)       42,271        42,202        35,277        29,794
 --------      --------      --------      --------      --------      --------      --------      --------


   15,429         8,113        41,065        16,868        82,439        47,879        42,651        28,729
 --------      --------      --------      --------      --------      --------      --------      --------


        0        41,558         3,892        14,051             0        62,661             0             0
  (58,282)       (1,141)       (8,629)         (557)      (10,954)       (1,817)       (4,734)       (7,301)

  (37,139)      (37,190)       (5,300)        4,780        10,036        (2,619)        3,726        66,572
     (400)         (373)         (324)         (307)         (151)         (112)          (40)          (32)
 --------      --------      --------      --------      --------      --------      --------      --------



  (95,821)        2,854       (10,361)       17,967        (1,069)       58,113        (1,048)       59,239
 --------      --------      --------      --------      --------      --------      --------      --------


  (80,392)       10,967        30,704        34,835        81,370       105,992        41,603        87,968


  443,518       432,551       215,227       180,392       387,372       281,380       397,624       309,656
 --------      --------      --------      --------      --------      --------      --------      --------
 $363,126      $443,518      $245,931      $215,227      $468,742      $387,372      $439,227      $397,624
 ========      ========      ========      ========      ========      ========      ========      ========

  309,578       308,139       133,329       121,801        27,738        22,984        33,252        27,752
 --------      --------      --------      --------      --------      --------      --------      --------
    9,699        46,151         7,825        12,212         1,918         5,670           294         6,256
  (76,030)      (44,712)      (13,802)         (684)       (1,943)         (916)         (383)         (756)
 --------      --------      --------      --------      --------      --------      --------      --------
  243,247       309,578       127,352       133,329        27,713        27,738        33,163        33,252
 ========      ========      ========      ========      ========      ========      ========      ========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A29

                             FINANCIAL STATEMENTS OF
       PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2006 and 2005
Unaudited


                                                                     SUBACCOUNTS
                                     ---------------------------------------------------------------------------
                                      AST ALLIANCEBERNSTEIN      AST AMERICAN CENTURY      AST AMERICAN CENTURY
                                         GROWTH & INCOME           INCOME & GROWTH          STRATEGIC BALANCED
                                            PORTFOLIO                 PORTFOLIO                 PORTFOLIO
                                     -----------------------   -----------------------   -----------------------
                                     01/01/2006   3/14/2005*   01/01/2006   3/14/2005*   01/01/2006   3/14/2005*
                                         TO           TO           TO           TO           TO           TO
                                     12/31/2006   12/31/2005   12/31/2006   12/31/2005   12/31/2006   12/31/2005
                                     ----------   ----------   ----------   ----------   ----------   ----------


OPERATIONS
  Net investment income (loss).....   $ (1,716)    $   (536)    $   (444)    $ (1,084)    $  (1,247)    $  (178)
  Capital gains distributions
     received......................          0            0            0            0         1,203           0
  Realized gain (loss) on shares
     redeemed......................        597          (11)       1,806          (84)       (4,852)          4
  Net change in unrealized gain
     (loss) on investments.........     35,114        2,839       33,687        3,178         8,247       1,150
                                      --------     --------     --------     --------     ---------     -------

NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS....................     33,995        2,292       35,049        2,010         3,351         976
                                      --------     --------     --------     --------     ---------     -------

CONTRACT OWNER TRANSACTIONS
  Contract owner net payments......    187,659       80,919      175,912      169,773       244,037      42,736
  Surrenders, withdrawals and death
     benefits......................     (1,908)           0       (8,404)      (1,351)            0           0
  Net transfers between other
     subaccounts or fixed rate
     option........................      1,661       34,136      (17,938)      11,011      (165,998)      7,019
  Withdrawal and other charges.....         (8)           0         (832)           0           (37)          0
                                      --------     --------     --------     --------     ---------     -------

NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM CONTRACT
     OWNER TRANSACTIONS............    187,404      115,055      148,738      179,433        78,002      49,755
                                      --------     --------     --------     --------     ---------     -------

TOTAL INCREASE (DECREASE) IN NET
     ASSETS........................    221,399      117,347      183,787      181,443        81,353      50,731

NET ASSETS
  Beginning of period..............    117,347            0      181,443            0        50,731           0
                                      --------     --------     --------     --------     ---------     -------
  End of period....................   $338,746     $117,347     $365,230     $181,443     $ 132,084     $50,731
                                      ========     ========     ========     ========     =========     =======

  Beginning units..................     11,426            0       17,562            0         4,911           0
                                      --------     --------     --------     --------     ---------     -------
  Units issued.....................     20,466       11,569       18,054       19,433        26,479       4,911
  Units redeemed...................     (2,603)        (143)      (3,785)      (1,871)      (19,505)          0
                                      --------     --------     --------     --------     ---------     -------
  Ending units.....................     29,289       11,426       31,831       17,562        11,885       4,911
                                      ========     ========     ========     ========     =========     =======




   * Date subaccount became available for investment.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A30

                                           SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------

   AST COHEN & STEERS         AST GLOBAL ALLOCATION     AST DEAM LARGE-CAP VALUE       AST DEAM SMALL-CAP
         REALTY                     PORTFOLIO                   PORTFOLIO               GROWTH PORTFOLIO
------------------------    ------------------------    ------------------------    ------------------------
01/01/2006    3/14/2005*    01/01/2006    3/14/2005*    01/01/2006    3/14/2005*    01/01/2006    3/14/2005*
    TO            TO            TO            TO            TO            TO            TO            TO
12/31/2006    12/31/2005    12/31/2006    12/31/2005    12/31/2006    12/31/2005    12/31/2006    12/31/2005
----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------



 $ (3,455)     $ (1,338)      $   206       $  (183)     $ (2,131)      $  (264)      $(1,101)      $  (222)
   40,994             0             0             0         9,891             0             0             0
    5,434           412            40            56          (176)           31           564           (12)

   95,361        12,885         2,821         1,254        29,869         1,790         4,988           960
 --------      --------       -------       -------      --------       -------       -------       -------


  138,334        11,959         3,067         1,127        37,453         1,557         4,451           726
 --------      --------       -------       -------      --------       -------       -------       -------


  171,398       155,482             0         4,631       465,563        40,153        20,718        54,505
  (10,383)         (306)          (99)            0             0             0        (3,330)            0

  305,920        60,173        11,696        17,299        55,230         1,272         7,952           360
     (759)           (6)          (53)            0          (224)            0           (92)            0
 --------      --------       -------       -------      --------       -------       -------       -------



  466,176       215,343        11,544        21,930       520,569        41,425        25,248        54,865
 --------      --------       -------       -------      --------       -------       -------       -------


  604,510       227,302        14,611        23,057       558,022        42,982        29,699        55,591


  227,302             0        23,057             0        42,982             0        55,591             0
 --------      --------       -------       -------      --------       -------       -------       -------
 $831,812      $227,302       $37,668       $23,057      $601,004       $42,982       $85,290       $55,591
 ========      ========       =======       =======      ========       =======       =======       =======

   18,909             0         2,168             0         4,011             0         5,390             0
 --------      --------       -------       -------      --------       -------       -------       -------
   42,048        20,139         1,080         4,348        49,447         4,555         6,484         5,506
   (8,294)       (1,230)          (14)       (2,180)       (1,417)         (544)       (3,766)         (116)
 --------      --------       -------       -------      --------       -------       -------       -------
   52,663        18,909         3,234         2,168        52,041         4,011         8,108         5,390
 ========      ========       =======       =======      ========       =======       =======       =======




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A31

                             FINANCIAL STATEMENTS OF
       PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2006 and 2005
Unaudited


                                                                        SUBACCOUNTS
                                        ---------------------------------------------------------------------------
                                                                                                 AST FEDERATED
                                           AST DEAM SMALL-CAP          AST HIGH YIELD              AGGRESSIVE
                                            VALUE PORTFOLIO              PORTFOLIO              GROWTH PORTFOLIO
                                        -----------------------   -----------------------   -----------------------
                                        01/01/2006   3/14/2005*   01/01/2006   3/14/2005*   01/01/2006   3/14/2005*
                                            TO           TO           TO           TO           TO           TO
                                        12/31/2006   12/31/2005   12/31/2006   12/31/2005   12/31/2006   12/31/2005
                                        ----------   ----------   ----------   ----------   ----------   ----------


OPERATIONS
  Net investment income (loss).......    $ (1,971)    $   (779)   $   53,209    $ (5,283)    $ (7,563)    $ (2,468)
  Capital gains distributions
     received........................       8,719          489             0           0       11,822            0
  Realized gain (loss) on shares
     redeemed........................       1,041          191          (875)       (794)       5,629          (31)
  Net change in unrealized gain
     (loss) on investments...........      16,012         (519)       27,208      10,043       42,025       23,392
                                         --------     --------    ----------    --------     --------     --------

NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS.......      23,801         (618)       79,542       3,966       51,913       20,893
                                         --------     --------    ----------    --------     --------     --------

CONTRACT OWNER TRANSACTIONS
  Contract owner net payments........      85,074      110,143       355,953     555,853      229,600      142,745
  Surrenders, withdrawals and death
     benefits........................     (16,058)      (7,098)      (29,279)     (7,213)     (14,971)      (2,812)
  Net transfers between other
     subaccounts or fixed rate
     option..........................      17,880        3,015       113,968     173,415       (1,228)     224,949
  Withdrawal and other charges.......        (247)           0        (2,516)       (298)      (1,132)        (341)
                                         --------     --------    ----------    --------     --------     --------

NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM CONTRACT OWNER
     TRANSACTIONS....................      86,649      106,060       438,126     721,757      212,269      364,541
                                         --------     --------    ----------    --------     --------     --------

TOTAL INCREASE (DECREASE) IN NET
     ASSETS..........................     110,450      105,442       517,668     725,723      264,182      385,434

NET ASSETS
  Beginning of period................     105,442            0       725,723           0      385,434            0
                                         --------     --------    ----------    --------     --------     --------
  End of period......................    $215,892     $105,442    $1,243,391    $725,723     $649,616     $385,434
                                         ========     ========    ==========    ========     ========     ========

  Beginning units....................      10,520            0        73,577           0       35,160            0
                                         --------     --------    ----------    --------     --------     --------
  Units issued.......................      11,484       12,355        47,815      95,145       28,233       37,079
  Units redeemed.....................      (3,110)      (1,835)       (4,949)    (21,568)      (7,409)      (1,919)
                                         --------     --------    ----------    --------     --------     --------
  Ending units.......................      18,894       10,520       116,443      73,577       55,984       35,160
                                         ========     ========    ==========    ========     ========     ========




   * Date subaccount became available for investment.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A32

                                           SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------
                                                            AST GOLDMAN SACHS           AST GOLDMAN SACHS
    AST MID-CAP VALUE          AST SMALL-CAP VALUE            CONCENTRATED                   MID-CAP
        PORTFOLIO                   PORTFOLIO               GROWTH PORTFOLIO            GROWTH PORTFOLIO
------------------------    ------------------------    ------------------------    ------------------------
01/01/2006    3/14/2005*    01/01/2006    3/14/2005*    01/01/2006    3/14/2005*    01/01/2006    3/14/2005*
    TO            TO            TO            TO            TO            TO            TO            TO
12/31/2006    12/31/2005    12/31/2006    12/31/2005    12/31/2006    12/31/2005    12/31/2006    12/31/2005
----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------



 $ (2,707)     $   (903)     $ (2,660)      $  (440)     $ (3,824)     $   (959)     $ (7,426)     $ (2,609)
   28,552             0         4,570             0             0             0             0             0
     (890)          (28)        2,278           126         1,040            74         2,148           354

    1,084         2,205        30,675         2,235        27,925         6,983        28,676        13,795
 --------      --------      --------       -------      --------      --------      --------      --------


   26,039         1,274        34,863         1,921        25,141         6,098        23,398        11,540
 --------      --------      --------       -------      --------      --------      --------      --------


  112,190       132,026       269,386        42,437       262,465       135,338       135,925       262,344
   (6,186)         (707)      (10,367)       (3,237)       (1,651)         (521)      (27,201)       (9,891)

   64,511         4,654        75,858        32,079        31,672         8,886        36,718       164,596
     (790)            0          (167)            0          (652)            0        (1,174)         (201)
 --------      --------      --------       -------      --------      --------      --------      --------



  169,725       135,973       334,710        71,279       291,834       143,703       144,268       416,848
 --------      --------      --------       -------      --------      --------      --------      --------

  195,764       137,247       369,573        73,200       316,975       149,801       167,666       428,388


  137,247             0        73,200             0       149,801             0       428,388             0
 --------      --------      --------       -------      --------      --------      --------      --------
 $333,011      $137,247      $442,773       $73,200      $466,776      $149,801      $596,054      $428,388
 ========      ========      ========       =======      ========      ========      ========      ========

   13,258             0         6,869             0        13,921             0        40,468             0
 --------      --------      --------       -------      --------      --------      --------      --------
   19,093        14,234        36,374         6,761        29,368        14,122        20,021        45,361
   (2,553)         (976)       (4,089)          108          (500)         (201)       (5,688)       (4,893)
 --------      --------      --------       -------      --------      --------      --------      --------
   29,798        13,258        39,154         6,869        42,789        13,921        54,801        40,468
 ========      ========      ========       =======      ========      ========      ========      ========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A33

                             FINANCIAL STATEMENTS OF
       PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2006 and 2005
Unaudited


                                                                       SUBACCOUNTS
                                       ---------------------------------------------------------------------------
                                                                     AST LORD ABBETT
                                         AST LARGE-CAP VALUE          BOND-DEBENTURE         AST MARSICO CAPITAL
                                              PORTFOLIO                 PORTFOLIO              GROWTH PORTFOLIO
                                       -----------------------   -----------------------   -----------------------
                                       01/01/2006   3/14/2005*   01/01/2006   3/14/2005*   01/01/2006   3/14/2005*
                                           TO           TO           TO           TO           TO           TO
                                       12/31/2006   12/31/2005   12/31/2006   12/31/2005   12/31/2006   12/31/2005
                                       ----------   ----------   ----------   ----------   ----------   ----------


OPERATIONS
  Net investment income (loss)......   $   (6,151)   $ (3,593)    $ 24,476     $ (3,546)   $  (14,988)   $ (4,490)
  Capital gains distributions
     received.......................       13,152           0        9,827          114             0           0
  Realized gain (loss) on shares
     redeemed.......................        5,275         160         (966)          18        (4,364)        540
  Net change in unrealized gain
     (loss) on investments..........      103,914      10,482       32,390        4,638        64,478      39,887
                                       ----------    --------     --------     --------    ----------    --------

NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS.....................      116,190       7,049       65,727        1,224        45,126      35,937
                                       ----------    --------     --------     --------    ----------    --------

CONTRACT OWNER TRANSACTIONS
  Contract owner net payments.......      410,764     258,130      166,443      611,392       826,408     378,869
  Surrenders, withdrawals and death
     benefits.......................      (17,700)     (2,622)     (50,553)      (4,487)      (18,676)     (2,567)
  Net transfers between other
     subaccounts or fixed rate
     option.........................       20,332     261,070      177,366       30,045      (222,441)    327,156
  Withdrawal and other charges......       (2,017)       (416)      (1,947)          (7)       (2,002)       (549)
                                       ----------    --------     --------     --------    ----------    --------

NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM CONTRACT
     OWNER TRANSACTIONS.............      411,379     516,162      291,309      636,943       583,289     702,909
                                       ----------    --------     --------     --------    ----------    --------

TOTAL INCREASE (DECREASE) IN NET
     ASSETS.........................      527,569     523,211      357,036      638,167       628,415     738,846

NET ASSETS
  Beginning of period...............      523,211           0      638,167            0       738,846           0
                                       ----------    --------     --------     --------    ----------    --------
  End of period.....................   $1,050,780    $523,211     $995,203     $638,167    $1,367,261    $738,846
                                       ==========    ========     ========     ========    ==========    ========

  Beginning units...................       49,544           0       64,133            0        67,723           0
                                       ----------    --------     --------     --------    ----------    --------
  Units issued......................       47,216      53,320       38,235       69,445        90,373      72,933
  Units redeemed....................       (7,574)     (3,776)      (9,664)      (5,312)      (35,403)     (5,210)
                                       ----------    --------     --------     --------    ----------    --------
  Ending units......................       89,186      49,544       92,704       64,133       122,693      67,723
                                       ==========    ========     ========     ========    ==========    ========




   * Date subaccount became available for investment.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A34

                                           SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------
                                                                                        AST PIMCO LIMITED
                              AST NEUBERGER BERMAN        AST NEUBERGER BERMAN              MATURITY
AST MFS GROWTH PORTFOLIO    MID-CAP GROWTH PORTFOLIO     MID-CAP VALUE PORTFOLIO         BOND PORTFOLIO
------------------------    ------------------------    ------------------------    ------------------------
01/01/2006    3/14/2005*    01/01/2006    3/14/2005*    01/01/2006    3/14/2005*    01/01/2006    3/14/2005*
    TO            TO            TO            TO            TO            TO            TO            TO
12/31/2006    12/31/2005    12/31/2006    12/31/2005    12/31/2006    12/31/2005    12/31/2006    12/31/2005
----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------



 $ (2,291)     $   (735)     $ (5,856)     $ (1,141)    $   (9,347)    $ (3,848)    $   10,304     $ (4,991)
        0             0             0             0         97,627          729              0           55
      526           622         7,007           519         (1,937)         486           (394)          52

   10,365         4,819        42,987        15,079         (2,013)      30,771          8,358        5,992
 --------      --------      --------      --------     ----------     --------     ----------     --------


    8,600         4,706        44,138        14,457         84,330       28,138         18,268        1,108
 --------      --------      --------      --------     ----------     --------     ----------     --------


  181,263       100,575       318,808       131,866        353,141      318,831        242,390      528,919
   (2,343)         (811)      (10,361)          (21)       (16,415)      (2,485)       (63,802)     (20,146)

   26,338        (1,124)       69,365        39,073         61,032      259,470        174,930      246,722
     (595)            0          (419)            0         (1,425)        (346)        (3,107)        (300)
 --------      --------      --------      --------     ----------     --------     ----------     --------



  204,663        98,640       377,393       170,918        396,333      575,470        350,411      755,195
 --------      --------      --------      --------     ----------     --------     ----------     --------


  213,263       103,346       421,531       185,375        480,663      603,608        368,679      756,303


  103,346             0       185,375             0        603,608            0        756,303            0
 --------      --------      --------      --------     ----------     --------     ----------     --------
 $316,609      $103,346      $606,906      $185,375     $1,084,271     $603,608     $1,124,982     $756,303
 ========      ========      ========      ========     ==========     ========     ==========     ========

    9,609             0        16,346             0         55,423            0         75,195            0
 --------      --------      --------      --------     ----------     --------     ----------     --------
   20,109        10,929        40,991        16,408         47,728       59,108         46,627       80,324
     (629)       (1,320)       (6,357)          (62)        (9,103)      (3,685)       (12,214)      (5,129)
 --------      --------      --------      --------     ----------     --------     ----------     --------
   29,089         9,609        50,980        16,346         94,048       55,423        109,608       75,195
 ========      ========      ========      ========     ==========     ========     ==========     ========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A35

                             FINANCIAL STATEMENTS OF
       PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2006 and 2005
Unaudited


                                                                   SUBACCOUNTS
                                   ---------------------------------------------------------------------------
                                                                                          AST T. ROWE PRICE
                                    AST ALLIANCEBERNSTEIN     AST ALLIANCEBERNSTEIN            NATURAL
                                     CORE VALUE PORTFOLIO       MANAGED INDEX 500        RESOURCES PORTFOLIO
                                   -----------------------   -----------------------   -----------------------
                                   01/01/2006   3/14/2005*   01/01/2006   3/14/2005*   01/01/2006   3/14/2005*
                                       TO           TO           TO           TO           TO           TO
                                   12/31/2006   12/31/2005   12/31/2006   12/31/2005   12/31/2006   12/31/2005
                                   ----------   ----------   ----------   ----------   ----------   ----------


OPERATIONS
  Net investment income (loss)...   $   (544)     $  (316)    $ (1,127)     $  (212)   $  (31,346)  $   (7,735)
  Capital gains distributions
     received....................      3,970            0            0            0       148,395            0
  Realized gain (loss) on shares
     redeemed....................        646            7          132           44        14,125        1,861
  Net change in unrealized gain
     (loss) on investments.......     13,680        1,830       16,949          418       133,548      121,949
                                    --------      -------     --------      -------    ----------   ----------

NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS..................     17,752        1,521       15,954          250       264,722      116,075
                                    --------      -------     --------      -------    ----------   ----------

CONTRACT OWNER TRANSACTIONS
  Contract owner net payments....     78,547       44,128      190,300       27,371       670,809      385,311
  Surrenders, withdrawals and
     death benefits..............     (3,833)           0         (124)           0       (55,858)      (4,146)
  Net transfers between other
     subaccounts or fixed rate
     option......................     49,213        8,121          267       37,972       686,746      971,907
  Withdrawal and other charges...       (211)           0         (396)           0        (3,981)        (958)
                                    --------      -------     --------      -------    ----------   ----------

NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     CONTRACT OWNER
     TRANSACTIONS................    123,716       52,249      190,047       65,343     1,297,716    1,352,114
                                    --------      -------     --------      -------    ----------   ----------

TOTAL INCREASE (DECREASE) IN NET
     ASSETS......................    141,468       53,770      206,001       65,593     1,562,438    1,468,189

NET ASSETS
  Beginning of period............     53,770            0       65,593            0     1,468,189            0
                                    --------      -------     --------      -------    ----------   ----------
  End of period..................   $195,238      $53,770     $271,594      $65,593    $3,030,627   $1,468,189
                                    ========      =======     ========      =======    ==========   ==========

  Beginning units................      5,210            0        6,307            0       125,060            0
                                    --------      -------     --------      -------    ----------   ----------
  Units issued...................     11,661        5,210       18,602        6,766       133,639      133,729
  Units redeemed.................       (419)           0         (151)        (459)      (23,435)      (8,669)
                                    --------      -------     --------      -------    ----------   ----------
  Ending units...................     16,452        5,210       24,758        6,307       235,264      125,060
                                    ========      =======     ========      =======    ==========   ==========



   * Date subaccount became available for investment.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A36

                                           SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------
                                                              AST JPMORGAN
 AST T. ROWE PRICE ASSET      AST MFS GLOBAL EQUITY       INTERNATIONAL EQUITY      AST T. ROWE PRICE GLOBAL
  ALLOCATION PORTFOLIO              PORTFOLIO                   PORTFOLIO                BOND PORTFOLIO
------------------------    ------------------------    ------------------------    ------------------------
01/01/2006    3/14/2005*    01/01/2006    3/14/2005*    01/01/2006    3/14/2005*    01/01/2006    3/14/2005*
    TO            TO            TO            TO            TO            TO            TO            TO
12/31/2006    12/31/2005    12/31/2006    12/31/2005    12/31/2006    12/31/2005    12/31/2006    12/31/2005
----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------




 $   (469)      $  (409)     $ (2,321)     $   (846)     $ (3,467)     $   (989)     $   (960)     $ (1,121)
    6,894             0        13,461             0             0             0         2,543            14
      490            24         6,947           329        10,833           194        (1,100)         (663)

    8,079         2,003        23,844         8,070        88,938        14,182        16,402        (4,281)
 --------       -------      --------      --------      --------      --------      --------      --------



   14,994         1,618        41,931         7,553        96,304        13,387        16,885        (6,051)
 --------       -------      --------      --------      --------      --------      --------      --------


  513,144        18,238       119,682       101,864       397,464       151,913       345,559       190,120

     (891)            0       (27,747)       (7,112)       (5,490)          (33)      (12,554)       (1,878)

   72,852        36,597       106,577        33,502       179,328        15,703       (13,453)       61,616
     (168)            0          (216)            0          (634)            0          (462)          (12)
 --------       -------      --------      --------      --------      --------      --------      --------



  584,937        54,835       198,296       128,254       570,668       167,583       319,090       249,846
 --------       -------      --------      --------      --------      --------      --------      --------


  599,931        56,453       240,227       135,807       666,972       180,970       335,975       243,795


   56,453             0       135,807             0       180,970             0       243,795             0
 --------       -------      --------      --------      --------      --------      --------      --------
 $656,384       $56,453      $376,034      $135,807      $847,942      $180,970      $579,770      $243,795
 ========       =======      ========      ========      ========      ========      ========      ========



    5,447             0        12,957             0        16,973             0        25,781             0
 --------       -------      --------      --------      --------      --------      --------      --------
   55,460         6,281        26,187        14,408        74,989        28,631        37,139        28,206
   (2,823)         (834)       (8,277)       (1,451)      (23,185)      (11,658)       (5,397)       (2,425)
 --------       -------      --------      --------      --------      --------      --------      --------
   58,084         5,447        30,867        12,957        68,777        16,973        57,523        25,781
 ========       =======      ========      ========      ========      ========      ========      ========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A37

                             FINANCIAL STATEMENTS OF
       PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2006 and 2005
Unaudited


                                                                   SUBACCOUNTS
                                --------------------------------------------------------------------------------

                                  AST AGGRESSIVE ASSET      AST CAPITAL GROWTH ASSET       AST BALANCED ASSET
                                  ALLOCATION PORTFOLIO        ALLOCATION PORTFOLIO        ALLOCATION PORTFOLIO
                                ------------------------   -------------------------   -------------------------
                                01/01/2006   12/05/2005*    01/01/2006   12/05/2005*    01/01/2006   12/05/2005*
                                    TO            TO            TO            TO            TO            TO
                                12/31/2006    12/31/2005    12/31/2006    12/31/2005    12/31/2006    12/31/2005
                                ----------   -----------   -----------   -----------   -----------   -----------


OPERATIONS
  Net investment income
     (loss)...................  $  (18,137)    $    (35)   $  (397,734)    $   (286)   $  (598,842)   $     (850)
  Capital gains distributions
     received.................           0            0              0            0              0             0
  Realized gain (loss) on
     shares redeemed..........       1,175            0         45,694          (87)       117,995           228
  Net change in unrealized
     gain (loss) on
     investments..............     188,717         (654)     3,184,313       (2,009)     4,041,218        (3,221)
                                ----------     --------    -----------     --------    -----------    ----------

NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS...............     171,755         (689)     2,832,273       (2,382)     3,560,371        (3,843)
                                ----------     --------    -----------     --------    -----------    ----------

CONTRACT OWNER TRANSACTIONS
     Contract owner net
     payments.................   1,710,527       40,526     36,624,968      568,441     51,217,203     1,731,155
  Surrenders, withdrawals and
     death benefits...........     (64,663)           0       (590,054)           0       (707,845)            0
  Net transfers between other
     subaccounts or fixed rate
     option...................     318,910       68,702      3,298,696       86,000      5,092,353       175,758
  Withdrawal and other
     charges..................        (262)           0         (1,104)           0           (708)            0
                                ----------     --------    -----------     --------    -----------    ----------

NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     CONTRACT OWNER
     TRANSACTIONS.............   1,964,512      109,228     39,332,506      654,441     55,601,003     1,906,913
                                ----------     --------    -----------     --------    -----------    ----------

TOTAL INCREASE (DECREASE) IN
     NET ASSETS...............   2,136,267      108,539     42,164,779      652,059     59,161,374     1,903,070

NET ASSETS
  Beginning of period.........     108,539            0        652,059            0      1,903,070             0
                                ----------     --------    -----------     --------    -----------    ----------
  End of period...............  $2,244,806     $108,539    $42,816,838     $652,059    $61,064,444    $1,903,070
                                ==========     ========    ===========     ========    ===========    ==========

  Beginning units.............      10,856            0         65,175            0        190,054             0
                                ----------     --------    -----------     --------    -----------    ----------
  Units issued................     199,905       10,856      4,425,294       65,230      6,161,302       206,945
  Units redeemed..............      (9,603)           0       (629,236)         (55)      (758,376)      (16,891)
                                ----------     --------    -----------     --------    -----------    ----------
  Ending units................     201,158       10,856      3,861,233       65,175      5,592,980       190,054
                                ==========     ========    ===========     ========    ===========    ==========



   * Date subaccount became available for investment.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A38

                                              SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------
                                                           AST FIRST TRUST       AST FIRST TRUST      AST ADVANCED
  AST CONSERVATIVE ASSET        AST PRESERVATION ASSET     BALANCED TARGET    CAPITAL APPRECIATION     STRATEGIES
   ALLOCATION PORTFOLIO          ALLOCATION PORTFOLIO         PORTFOLIO         TARGET PORTFOLIO        PORTFOLIO
--------------------------    -------------------------    ---------------    --------------------    ------------
 01/01/2006    12/05/2005*    01/01/2006    12/05/2005*      03/20/2006*           03/20/2006*         03/20/2006*
     TO             TO            TO             TO               TO                   TO                  TO
 12/31/2006     12/31/2005    12/31/2006     12/31/2005       12/31/2006           12/31/2006          12/31/2006
 ----------    -----------    ----------    -----------    ---------------    --------------------    ------------




$  (233,230)    $     (617)   $  (49,256)     $    (69)       $  (24,142)          $  (21,103)         $  (36,526)
          0              0             0             0                 0                    0                   0

     38,980            634        37,275           (22)            3,516                5,236              10,929

  1,403,482         (4,689)      224,092            14           197,823              231,924             273,898
-----------     ----------    ----------      --------        ----------           ----------          ----------



  1,209,232         (4,672)      212,111           (77)          177,197              216,057             248,301
-----------     ----------    ----------      --------        ----------           ----------          ----------


 16,943,108        911,475     3,655,557             0         3,216,369            2,056,893           3,996,342

   (385,574)             0       (65,081)            0           (63,165)             (10,640)             (5,739)

  2,469,432        501,042       432,729       334,526           224,521            1,284,664             651,683
       (342)             0          (420)            0               (67)                  (2)                 (6)
-----------     ----------    ----------      --------        ----------           ----------          ----------




 19,026,624      1,412,517     4,022,785       334,526         3,377,658            3,330,915           4,642,280
-----------     ----------    ----------      --------        ----------           ----------          ----------


 20,235,856      1,407,845     4,234,896       334,449         3,554,855            3,546,972           4,890,581


  1,407,845              0       334,449             0                 0                    0                   0
-----------     ----------    ----------      --------        ----------           ----------          ----------
$21,643,701     $1,407,845    $4,569,345      $334,449        $3,554,855           $3,546,972          $4,890,581
===========     ==========    ==========      ========        ==========           ==========          ==========

    140,454              0        33,318             0                 0                    0                   0
-----------     ----------    ----------      --------        ----------           ----------          ----------
  2,158,399        180,814       617,887        34,415           358,084              360,919             546,803
   (300,714)       (40,360)     (220,390)       (1,097)          (20,730)             (21,323)            (85,918)
-----------     ----------    ----------      --------        ----------           ----------          ----------
  1,998,139        140,454       430,815        33,318           337,354              339,596             460,885
===========     ==========    ==========      ========        ==========           ==========          ==========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A39

                             FINANCIAL STATEMENTS OF
       PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT


STATEMENT OF CHANGES IN NET ASSETS
For the periods ended December 31, 2006 and 2005
Unaudited


                                                                       SUBACCOUNTS
                                ----------------------------------------------------------------------------------------
                                AST T. ROWE PRICE                                         AST PIMCO
                                 LARGE-CAP GROWTH      AST MONEY       AST SMALL-CAP    TOTAL RETURN   AST INTERNATIONAL
                                    PORTFOLIO      MARKET PORTFOLIO  GROWTH PORTFOLIO  BOND PORTFOLIO   VALUE PORTFOLIO
                                -----------------  ----------------  ----------------  --------------  -----------------
                                   05/01/2006*        05/01/2006*       05/01/2006*      05/01/2006*      05/01/2006*
                                        TO                TO                TO               TO                TO
                                    12/31/2006        12/31/2006        12/31/2006       12/31/2006        12/31/2006
                                -----------------  ----------------  ----------------  --------------  -----------------


OPERATIONS
  Net investment income
     (loss)...................       $   (851)         $   4,953          $  (128)        $ (3,045)         $   (889)
  Capital gains distributions
     received.................              0                  0                0                0                 0
  Realized gain (loss) on
     shares redeemed..........             41                  0              138               26                57
  Net change in unrealized
     gain (loss) on
     investments..............         12,561                  0            1,754            5,596            20,038
                                     --------          ---------          -------         --------          --------

NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     OPERATIONS...............         11,751              4,953            1,764            2,577            19,206
                                     --------          ---------          -------         --------          --------

CONTRACT OWNER TRANSACTIONS
  Contract owner net
     payments.................        274,910            825,228           36,902          932,758           256,996
  Surrenders, withdrawals and
     death benefits...........           (269)                 0             (273)               0              (285)
  Net transfers between other
     subaccounts or fixed rate
     option...................          4,045           (656,687)             289           32,376            16,872
  Withdrawal and other
     charges..................              0                  0                0                0                 0
                                     --------          ---------          -------         --------          --------

NET INCREASE (DECREASE) IN NET
     ASSETS RESULTING FROM
     CONTRACT OWNER
     TRANSACTIONS.............        278,686            168,541           36,918          965,134           273,583
                                     --------          ---------          -------         --------          --------

TOTAL INCREASE (DECREASE) IN
     NET ASSETS...............        290,437            173,494           38,682          967,711           292,789

NET ASSETS
  Beginning of period.........              0                  0                0                0                 0
                                     --------          ---------          -------         --------          --------
  End of period...............       $290,437          $ 173,494          $38,682         $967,711          $292,789
                                     ========          =========          =======         ========          ========

  Beginning units.............              0                  0                0                0                 0
                                     --------          ---------          -------         --------          --------
  Units issued................         27,770             81,826            5,410           93,888            26,997
  Units redeemed..............            (40)           (64,845)          (1,510)               0               (71)
                                     --------          ---------          -------         --------          --------
  Ending units................         27,730             16,981            3,900           93,888            26,926
                                     ========          =========          =======         ========          ========



   * Date subaccount became available for investment.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A40

                           SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------

AST INTERNATIONAL     GARTMORE GVIT EMERGING       AIM V.I. PREMIER EQUITY
 GROWTH PORTFOLIO             MARKETS                        FUND
-----------------    ------------------------    ---------------------------
   05/01/2006*       01/01/2006    3/14/2005*     01/01/2006      01/01/2005
        TO               TO            TO             TO              TO
    12/31/2006       12/31/2006    12/31/2005      4/28/2006      12/31/2005
   -----------       ----------    ----------    ------------    -----------



     $ (1,082)        $ (4,057)     $   (656)    $     74,195    $   (77,532)
            0           40,456         5,000                0              0

           69            6,682          (722)      (2,119,459)      (667,638)

       27,064           75,502        18,324        2,682,141      1,250,944
     --------         --------      --------     ------------    -----------



       26,051          118,583        21,946          636,877        505,774
     --------         --------      --------     ------------    -----------


      419,019          163,328        64,831            8,817         35,418

         (286)          (2,296)         (366)        (441,977)    (1,823,934)

        8,434          233,471        77,017      (12,854,020)      (390,118)
            0             (657)           (2)          (2,102)        (7,118)
     --------         --------      --------     ------------    -----------




      427,167          393,846       141,480      (13,289,282)    (2,185,752)
     --------         --------      --------     ------------    -----------


      453,218          512,429       163,426      (12,652,405)    (1,679,978)


            0          163,426             0       12,652,405     14,332,383
     --------         --------      --------     ------------    -----------
     $453,218         $675,855      $163,426     $          0    $12,652,405
     ========         ========      ========     ============    ===========

            0           13,541             0        8,898,082     10,502,551
     --------         --------      --------     ------------    -----------
       44,796           48,824        12,975           65,326        254,806
       (2,077)         (20,115)          566       (8,963,408)    (1,859,275)
     --------         --------      --------     ------------    -----------
       42,719           42,250        13,541                0      8,898,082
     ========         ========      ========     ============    ===========




   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                       A41

                      NOTES TO THE FINANCIAL STATEMENTS OF
       PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
                                DECEMBER 31, 2006
                                    UNAUDITED

NOTE 1:    GENERAL

            Pruco Life of New Jersey Flexible Premium Variable Annuity Account (the "Account") was established on May 20, 1996 under New Jersey law as a separate investment account of Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey"), which is a wholly-owned subsidiary of Pruco Life Insurance Company (an Arizona domiciled company) and is indirectly wholly-owned by The Prudential Insurance Company of America ("Prudential"), a wholly-owned subsidiary of Prudential Financial, Inc. ("PFI"). Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from Prudential's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business Prudential may conduct. Proceeds from purchases of Strategic Partners Variable Annuity One, Strategic Partners Variable Annuity One Enhanced, Strategic Partners Select, Strategic Partners Advisor, Strategic Partners Plus, Strategic Partners Plus Enhanced, Strategic Partners FlexElite, (collectively, "Strategic Partners"), Discovery Select and Discovery Choice Variable Annuity Contracts, (collectively, "Discovery Choice") are invested in the account. The Strategic Partners contract options differ based on the death benefit and other options selected by the contract owner. The Discovery Choice contract is considered Basic or Enhanced depending on the death benefit option that you choose, where the Enhanced contract offers a guaranteed minimum death benefit.

            The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is a funding vehicle for individual variable annuity contracts. There are eighty-four subaccounts within the Account. Each contract offers the option to invest in various subaccounts, each of which invests in either a corresponding portfolio of The Prudential Series Fund, Inc., American Skandia Trust, (collectively the "Series Funds") or one of the non-Prudential administered funds (collectively, the "portfolios"). Investment options vary by contract. Options available which invest in a corresponding portfolio of the Series Fund are:



SERIES FUND
Money Market Portfolio
Diversified Bond Portfolio
Equity Portfolio
Value Portfolio
High Yield Bond Portfolio
Stock Index Portfolio
Global Portfolio
Jennison Portfolio
Small Capitalization Stock Portfolio
Jennison 20/20 Focus Portfolio
Diversified Conservative Growth
Portfolio
SP Davis Value Portfolio
SP T.Rowe Price Large-Cap Growth Portfolio
SP Small Cap Value Portfolio
SP Small Cap Growth Portfolio
SP PIMCO Total Return Portfolio
SP PIMCO High Yield Portfolio
SP Large Cap Value Portfolio
SP AIM Core Equity Portfolio
SP Strategic Partners Focused
Growth Portfolio
SP Mid Cap Growth Portfolio

SP Prudential U.S. Emerging
Growth Portfolio
SP Conservative Asset Allocation
Portfolio
SP Balanced Asset Allocation Portfolio
SP Growth Asset Allocation Portfolio
SP Aggressive Growth Asset Allocation Portfolio
SP International Growth Portfolio
SP International Value Portfolio
AST AllianceBernstein Growth &
Income Portfolio
AST American Century Income &
Growth Portfolio
AST American Century Strategic
Balanced Portfolio
AST Cohen & Steers Realty
AST Global Allocation Portfolio
AST DeAm Large-Cap Value Portfolio
AST DeAm Small-Cap Growth Portfolio
AST DeAm Small-Cap Value Portfolio
AST High Yield Portfolio
AST Federated Aggressive Growth
Portfolio

AST Mid-Cap Value Portfolio
AST Small Cap Value Portfolio
AST Goldman Sachs Concentrated
Growth Portfolio
AST Goldman Sachs Mid-Cap Growth Portfolio
AST Large-Cap Value Portfolio
AST Lord Abbett Bond Debenture
Portfolio
AST Marsico Capital Growth Portfolio
AST MFS Growth Portfolio
AST Neuberger Berman Mid-Cap
Growth Portfolio
AST Neuberger Berman Mid-Cap
Value Portfolio
AST PIMCO Limited Maturity Bond
Portfolio
AST AllianceBernstein Core Value
Portfolio
AST AllianceBernstein Managed
Index 500 Portfolio
AST T.Rowe Price Natural Resources Portfolio

AST T.Rowe Price Asset Allocation
Portfolio
AST MFS Global Equity Portfolio
AST JPMorgan International Equity
Portfolio
AST T.Rowe Price Global Bond
Portfolio
AST Aggressive Asset Allocation
Portfolio
AST Capital Growth Asset Allocation Portfolio
AST Balanced Asset Allocation
Portfolio
AST Conservative Asset Allocation
Portfolio
AST Preservation Asset Allocation
Portfolio
AST First Trust Balanced Target
Portfolio
AST First Trust Capital Appreciation Target Portfolio
AST Advanced Strategies Portfolio
AST T.Rowe Price Large-Cap Growth Portfolio
AST Money Market
AST Small Cap Growth Portfolio

AST PIMCO Total Return Bond Portfolio
AST International Value Portfolio
AST International Growth Portfolio

AIM VARIABLE INSURANCE
AIM V.I. Core Equity Fund

ALLIANCE
AllianceBernstein Large Cap Growth

AMERICAN CENTURY VARIABLE
PORTFOLIOS
Value Fund

CREDIT SUISSE
Trust Global Small Cap

DAVIS
Davis Value Fund

EVERGREEN VA
Balanced Fund
Growth Fund
Omega Fund
Special Values Fund
International Equity Fund
Fundamental Large Cap Fund

FRANKLIN TEMPLETON FUNDS
Small-Mid Cap Growth Securities Fund

GARTMORE GVIT
Emerging Markets

JANUS ASPEN SERIES
Large Cap Growth Portfolio --
Institutional Shares
Large Cap Growth Portfolio-Service
Shares
International Growth Portfolio --
Institutional Shares

MFS VARIABLE INSURANCE TRUST
Research Bond Series
Emerging Growth Series

OCC PREMIER VIT
Opcap Managed Portfolio
Opcap Small Cap Portfolio

T. ROWE PRICE
International Stock Portfolio
Equity Income Portfolio

            The Series Funds are diversified open-ended management investment companies, and are managed by affiliates of Prudential.

            On May 1st, 2006, the following fund was merged into an existing fund. The transfer from the old subaccount to the new subaccount is reflected in the Statement of Changes in the year 2006 as a transfers in.


RETIRED PORTFOLIOS                 EXISTING PORTFOLIOS                 ASSETS MOVED
------------------                 -------------------                 --------------

AIM V.I. Premier Equity fund.....  AIM VI Core Equity Fund             $12,799,900.55




NOTE 2:    SIGNIFICANT ACCOUNTING POLICIES

            The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

            Investments -- The investments in shares of the portfolios are stated at the net asset value of the respective portfolio, whose investment securities are stated at value.

            Security Transactions -- Realized gains and losses on security transactions are determined based upon an average cost. Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold.

            Distributions Received -- Dividend and capital gain distributions received are reinvested in additional shares of the portfolios and are recorded on the ex distribution date.


                                       A43

NOTE 3:    TAXES

            Pruco Life of New Jersey is taxed as a "life insurance company" as defined by the Internal Revenue Code. The results of operations of the Account form a part of PFI's consolidated federal tax return. Under current federal law, no federal income taxes are payable by the Account. As such, no provision for tax liability has been recorded in these financial statements. Pruco Life of New Jersey management will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

NOTE 4:    PURCHASES AND SALES OF INVESTMENTS

            The aggregate costs of purchases and proceeds from sales, excluding distributions received and invested, of investments in the portfolios for the year ended December 31, 2006 were as follows:


                                                       PURCHASES        SALES
                                                      -----------   ------------


Prudential Money Market Portfolio...................  $11,079,530   $ (8,664,634)
Prudential Diversified Bond Portfolio...............  $   390,833   $ (8,375,337)
Prudential Equity Portfolio.........................  $   960,070   $ (6,115,759)
Prudential Value Portfolio..........................  $ 4,605,406   $ (6,955,417)
Prudential High Yield Bond Portfolio................  $   180,306   $ (4,274,735)
Prudential Stock Index Portfolio....................  $ 1,262,988   $ (8,378,316)
Prudential Global Portfolio.........................  $   776,416   $ (1,534,056)
Prudential Jennison Portfolio.......................  $ 1,348,259   $ (8,532,798)
Prudential Small Capitalization Stock Portfolio.....  $   286,806   $ (2,334,094)
T. Rowe Price International Stock Portfolio.........  $   342,538   $   (810,174)
T. Rowe Price Equity Income Portfolio...............  $   654,285   $ (3,409,335)
Premier VIT OpCap Managed Portfolio.................  $   189,813   $ (2,933,801)
Premier VIT OpCap Small Cap Portfolio...............  $   317,213   $ (2,333,354)
AIM V.I. Core Equity Fund...........................  $12,834,191   $ (3,024,628)
Janus Aspen Large Cap Growth -- Institutional
  Shares............................................  $   185,457   $ (2,071,336)
Janus Aspen International Growth
  Portfolio -- Institutional Shares.................  $   783,135   $ (3,841,691)
MFS VIT -- Research Bond Series.....................  $   146,204   $   (805,847)
MFS Emerging Growth Series..........................  $   119,254   $ (2,034,806)
Credit Suisse Trust Global Small Cap................  $   232,706   $   (567,011)
American Century VP Value Fund......................  $   154,490   $ (1,092,783)
Franklin Small-Mid Cap Growth Securities............  $   208,857   $ (1,421,011)
Prudential Jennison 20/20 Focus Portfolio...........  $   910,024   $ (1,471,076)
Prudential Diversified Conservative Growth
  Portfolio.........................................  $   424,919   $ (1,712,470)
Davis Value Fund....................................  $   614,462   $ (1,492,845)
AllianceBernstein Large Cap Growth..................  $   125,757   $   (306,784)
Prudential SP T.Rowe Price Large Cap Growth
  Portfolio.........................................  $   200,159   $   (238,790)
Prudential SP Davis Value Portfolio.................  $ 1,226,322   $ (1,302,142)
Prudential SP Small-Cap Value Portfolio.............  $ 5,763,979   $ (2,685,897)
Prudential SP Small Cap Growth Portfolio............  $   324,923   $   (308,515)
Prudential SP PIMCO Total Return Portfolio..........  $ 2,640,762   $ (6,337,328)
Prudential SP PIMCO High Yield Portfolio............  $ 2,618,512   $ (1,909,827)
Janus Aspen Large Cap Growth Portfolio -- Service
  Shares............................................  $ 2,436,533   $   (540,572)
Prudential SP Large Cap Value Portfolio.............  $   129,527   $ (1,015,534)
Prudential SP AIM Core Equity Portfolio.............  $    50,277   $   (120,099)
Prudential SP Strategic Partners Focused Growth
  Portfolio.........................................  $   362,604   $   (219,934)
Prudential SP Mid Cap Growth Portfolio..............  $   438,172   $   (750,299)
SP Prudential U.S. Emerging Growth Portfolio........  $        --   $       (215)
Prudential SP Conservative Asset Allocation
  Portfolio.........................................  $ 1,713,946   $ (4,125,603)
Prudential SP Balanced Asset Allocation Portfolio...  $ 6,117,316   $(10,061,592)
Prudential SP Growth Asset Allocation Portfolio.....  $ 5,265,559   $ (8,293,624)
Prudential SP Aggressive Growth Asset Allocation
  Portfolio.........................................  $   495,040   $   (585,396)
Prudential SP International Growth Portfolio........  $ 1,171,728   $   (958,154)
Prudential SP International Value Portfolio.........  $ 2,235,475   $ (1,055,229)
Evergreen VA Balanced Fund..........................  $        --   $       (256)
Evergreen VA Growth Fund............................  $ 3,456,234   $ (1,667,664)

                                       A44

                                                       PURCHASES        SALES
                                                      -----------   ------------

Evergreen VA Omega Fund.............................  $    12,992   $   (115,891)
Evergreen VA Special Values Fund....................  $    13,851   $    (27,907)
Evergreen International Equity Fund.................  $    27,933   $    (36,240)
Evergreen VA Fundamental Large Cap Fund.............  $     3,734   $    (11,844)
AST AllianceBernstein Growth & Income Portfolio.....  $   214,316   $    (30,110)
AST American Century Income & Growth Portfolio......  $   188,902   $    (43,739)
AST American Century Strategic Balanced Portfolio...  $   277,382   $   (201,612)
AST Cohen & Steers Realty...........................  $   597,134   $   (138,556)
AST Global Allocation Porfolio......................  $    11,696   $       (558)
AST DeAm Large-Cap Value Porfolio...................  $   546,355   $    (28,934)
AST DeAm Small-Cap Growth Porfolio..................  $    64,242   $    (40,095)
AST DeAm Small-Cap Value Porfolio...................  $   119,711   $    (35,417)
AST High Yield Portfolio............................  $   486,466   $    (62,655)
AST Federated Aggressive Growth Portfolio...........  $   288,623   $    (83,918)
AST Mid-Cap Value Portfolio.........................  $   184,419   $    (18,297)
AST Small-Cap Value Portfolio.......................  $   374,061   $    (42,418)
AST Goldman Sachs Concentrated Growth Portfolio.....  $   307,392   $    (19,382)
AST Goldman Sachs Mid-Cap Growth Portfolio..........  $   192,440   $    (55,597)
AST Large-Cap Value Portfolio.......................  $   474,805   $    (74,098)
AST Lord Abbett Bond-Debenture Portfolio............  $   371,734   $    (93,810)
AST Marsico Capital Growth Portfolio................  $   917,015   $   (349,166)
AST MFS Growth Portfolio............................  $   210,960   $     (8,588)
AST Neuberger Berman Mid-Cap Growth Portfolio.......  $   459,537   $    (87,999)
AST Neuberger Berman Mid-Cap Value Portfolio........  $   495,054   $   (111,257)
AST PIMCO Limited Maturity Bond Portfolio...........  $   465,964   $   (129,483)
AST AllianceBernstein Core Value Portfolio..........  $   136,046   $    (13,769)
AST AllianceBernstein Managed Index 500.............  $   191,544   $     (3,316)
AST T. Rowe Price Natural Resources Portfolio.......  $ 1,555,661   $   (295,688)
AST T. Rowe Price Asset Allocation Portfolio........  $   615,460   $    (32,767)
AST MFS Global Equity Portfolio.....................  $   293,268   $    (98,122)
AST JPMorgan International Equity Portfolio.........  $   828,100   $   (264,445)
AST T. Rowe Price Global Bond Portfolio.............  $   368,062   $    (54,101)
AST Aggressive Asset Allocation Portfolio...........  $ 2,098,691   $   (152,316)
AST Capital Growth Asset Allocation Portfolio.......  $45,963,067   $ (7,028,295)
AST Balanced Asset Allocation Portfolio.............  $61,572,209   $ (6,570,049)
AST Conservative Asset Allocation Portfolio.........  $22,309,204   $ (3,515,809)
AST Preservation Asset Allocation Portfolio.........  $ 6,458,747   $ (2,485,218)
AST First Trust Balanced Target Portfolio...........  $ 3,745,496   $   (391,980)
AST First Trust Capital Appreciation Target
  Portfolio.........................................  $ 3,663,720   $   (353,907)
AST Advanced Strategies Portfolio...................  $ 5,690,601   $ (1,084,847)
AST T. Rowe Price Large-Cap Growth Portfolio........  $   278,917   $     (1,083)
AST Money Market Portfolio..........................  $   825,211   $   (658,925)
AST Small-Cap Growth Portfolio......................  $    43,443   $     (6,654)
AST Pimco Total Return Bond Portfolio...............  $   964,507   $     (2,417)
AST International Value Portfolio...................  $   274,232   $     (1,538)
AST International Growth Portfolio..................  $   427,762   $     (1,677)
Gartmore GVIT Emerging Markets......................  $659,961.71   $   (272,648)
AIM V.I. Premier Equity Fund........................  $    10,848   $(13,358,439)




NOTE 5:    RELATED PARTY TRANSACTIONS

            Prudential and its affiliates perform various services on behalf of the Series Funds in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions.

            The Series Funds have management agreements with Prudential Investment LLC ("PI") and American Skandia Investment Services, Inc, indirect, wholly-owned subsidiaries of Prudential (together the "Investment Managers"). Pursuant to these agreements, the Investment Managers have responsibility for all investment advisory services and supervise the

                                       A45

SUBADVISORS' PERFORMANCE OF SUCH SERVICES. THE INVESTMENT MANAGERS ENTERED INTO SUBADVISORY AGREEMENTS WITH SEVERAL SUBADVISORS, INCLUDING PRUDENTIAL INVESTMENT MANAGEMENT, INC. AND JENNISON ASSOCIATES LLC, WHICH ARE INDIRECT, WHOLLY-OWNED SUBSIDIARIES OF PRUDENTIAL.

            The Prudential Series Fund has a distribution agreement with Prudential Investment Management Services LLC ("PIMS"), an indirect, wholly-owned subsidiary of Prudential, which acts as the distributor of the Class I and Class II shares of the Series Fund.

            The Investment Managers have agreed to reimburse certain portfolios of the Series Funds the portion of the management fee for that Portfolio equal to the amount that the aggregate annual ordinary operating expenses (excluding interest, taxes, and brokerage commissions) exceeds various agreed upon percentages of the portfolio's average daily net assets.

NOTE 6:    FINANCIAL HIGHLIGHTS

            Pruco Life of New Jersey sells a number of variable annuity products that are funded by the Account. These products have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

            The following table was developed by determining which products offered by Pruco Life of New Jersey and funded by the Account have the lowest and highest expense ratio. Only product designs within each subaccount that had units outstanding throughout the respective periods were considered when determining the lowest and expense ratio. The summary may not reflect the minimum and maximum contract charges offered by Pruco Life of New Jersey as contract owners may not have selected all available and applicable contract options.


                                         AT YEAR ENDED                                       FOR YEAR ENDED
                          -------------------------------------------  ---------------------------------------------------------
                                                                NET    INVESTMENT
                           UNITS           UNIT VALUE          ASSETS    INCOME       EXPENSE RATIO**         TOTAL RETURN***
                          (000S)       LOWEST -- HIGHEST       (000S)    RATIO*      LOWEST -- HIGHEST       LOWEST -- HIGHEST
                          ------   -------------------------  -------  ----------  --------------------    ---------------------


                                                             PRUDENTIAL MONEY MARKET PORTFOLIO


December 31, 2006         18,744    1.02005    to    1.30893  $21,912      4.66%   1.35%    to     1.80%     2.93%    to    3.35%
December 31, 2005         16,041    0.99102    to    1.26691  $18,538      2.83%   1.35%    to     1.80%     1.08%    to    1.54%
December 31, 2004         20,180    0.98039    to    1.24840  $23,123      1.01%   1.35%    to     1.80%    -0.78%    to   -0.33%
December 31, 2003         23,421    0.98810    to    1.25286  $27,702      0.86%   1.35%    to     1.80%    -0.94%    to   -0.51%
December 31, 2002         34,850    1.00991    to    1.25977  $41,500      1.51%   1.35%    to     1.65%    -0.12%    to    0.17%

                                                           PRUDENTIAL DIVERSIFIED BOND PORTFOLIO


December 31, 2006         24,019    1.38043    to    1.64793  $39,488      4.85%   1.35%    to     1.65%     3.28%    to    3.59%
December 31, 2005         28,661    1.33655    to    1.59160  $45,524      5.25%   1.35%    to     1.65%     1.61%    to    1.91%
December 31, 2004         32,767    1.31540    to    1.56260  $51,105      4.39%   1.35%    to     1.65%     3.87%    to    4.18%
December 31, 2003         37,311    1.26643    to    1.50079  $55,872      4.01%   1.35%    to     1.65%     5.73%    to    6.05%
December 31, 2002         41,855    1.19774    to    1.41582  $59,121     11.65%   1.35%    to     1.65%     5.34%    to    5.64%

                                                                PRUDENTIAL EQUITY PORTFOLIO


December 31, 2006         21,283    1.23731    to    2.08496  $42,042      1.06%   1.35%    to     1.80%    10.59%    to   11.08%
December 31, 2005         23,619    1.11720    to    1.87806  $42,334      0.97%   1.35%    to     1.80%     9.50%    to    9.98%
December 31, 2004         25,261    1.01871    to    1.70828  $41,804      1.24%   1.35%    to     1.80%     7.98%    to    8.46%
December 31, 2003         27,122    0.94205    to    1.57580  $41,946      0.99%   1.35%    to     1.65%    29.51%    to   29.90%
December 31, 2002         29,120    0.72737    to    1.21384  $35,149      0.84%   1.35%    to     1.65%   -23.60%    to  -23.38%

                                                                PRUDENTIAL VALUE PORTFOLIO


December 31, 2006         20,496    1.54375    to    2.96458  $51,890      1.47%   1.35%    to     1.80%    17.83%    to   18.35%
December 31, 2005         20,451    1.31000    to    2.50630  $45,457      1.39%   1.35%    to     1.80%    14.60%    to   15.11%
December 31, 2004         20,354    1.14140    to    2.17838  $40,694      1.40%   1.35%    to     1.80%    14.25%    to   14.76%
December 31, 2003         18,950    0.99748    to    1.89915  $34,773      1.57%   1.35%    to     1.80%    25.81%    to   26.37%
December 31, 2002         20,406    0.79168    to    1.50369  $30,173      1.32%   1.35%    to     1.65%   -23.24%    to  -23.00%

                                       A46

                                         AT YEAR ENDED                                       FOR YEAR ENDED
                          -------------------------------------------  ---------------------------------------------------------
                                                                NET    INVESTMENT
                           UNITS           UNIT VALUE          ASSETS    INCOME       EXPENSE RATIO**         TOTAL RETURN***
                          (000S)       LOWEST -- HIGHEST       (000S)    RATIO*      LOWEST -- HIGHEST       LOWEST -- HIGHEST
                          ------   -------------------------  -------  ----------  --------------------    ---------------------


                                                           PRUDENTIAL HIGH YIELD BOND PORTFOLIO
                          ------------------------------------------------------------------------------------------------------
December 31, 2006         12,641    1.34263    to    1.66129  $20,981      7.74%   1.35%    to     1.65%     8.44%    to    8.77%
December 31, 2005         15,051    1.23810    to    1.52788  $22,971      6.77%   1.35%    to     1.65%     1.74%    to    2.01%
December 31, 2004         17,740    1.21693    to    1.49829  $26,555      7.28%   1.35%    to     1.65%     8.52%    to    8.84%
December 31, 2003         19,799    1.12137    to    1.37730  $27,247      8.33%   1.35%    to     1.65%    23.00%    to   23.37%
December 31, 2002         22,383    0.91166    to    1.11685  $24,979     17.74%   1.35%    to     1.65%    -0.15%    to    0.18%

                                                             PRUDENTIAL STOCK INDEX PORTFOLIO
                          ------------------------------------------------------------------------------------------------------
December 31, 2006         29,657    0.96910    to    2.16530  $55,272      1.58%   1.35%    to     1.75%    13.56%    to   14.02%
December 31, 2005         32,972    0.85200    to    1.90012  $54,609      1.49%   1.35%    to     1.75%     2.75%    to    3.14%
December 31, 2004         34,831    0.82814    to    1.84300  $57,162      1.62%   1.35%    to     1.75%     8.55%    to    8.98%
December 31, 2003         34,885    0.76179    to    1.69204  $54,006      1.44%   1.35%    to     1.65%    26.10%    to   26.48%
December 31, 2002         35,111    0.60378    to    1.33841  $44,387      1.22%   1.35%    to     1.65%   -23.45%    to  -23.23%

                                                                PRUDENTIAL GLOBAL PORTFOLIO
                          ------------------------------------------------------------------------------------------------------
December 31, 2006          6,860    1.00233    to    2.13726  $12,725      0.64%   1.35%    to     1.80%    17.53%    to   18.05%
December 31, 2005          7,150    0.85110    to    1.81132  $11,331      0.60%   1.35%    to     1.80%    14.01%    to   14.53%
December 31, 2004          7,323    0.74506    to    1.58248  $10,248      0.99%   1.35%    to     1.80%     7.65%    to    8.13%
December 31, 2003          7,208    0.69073    to    1.46429  $ 9,537      0.37%   1.35%    to     1.65%    31.88%    to   32.28%
December 31, 2002          7,196    0.52344    to    1.10749  $ 7,433      1.06%   1.35%    to     1.65%   -26.36%    to  -26.15%

                                                               PRUDENTIAL JENNISON PORTFOLIO
                          ------------------------------------------------------------------------------------------------------
December 31, 2006         25,858    0.69691    to    1.98290  $44,625      0.28%   1.35%    to     1.80%    -0.01%    to    0.44%
December 31, 2005         29,303    0.69559    to    1.97537  $51,213      0.10%   1.35%    to     1.80%    12.54%    to   13.05%
December 31, 2004         33,127    0.61691    to    1.74849  $51,827      0.45%   1.35%    to     1.80%     7.69%    to    8.18%
December 31, 2003         36,097    0.57165    to    1.61723  $52,789      0.26%   1.35%    to     1.65%    28.13%    to   28.53%
December 31, 2002         37,205    0.44585    to    1.25897  $43,711      0.20%   1.35%    to     1.65%   -32.08%    to  -31.87%

                                                      PRUDENTIAL SMALL CAPITALIZATION STOCK PORTFOLIO
                          ------------------------------------------------------------------------------------------------------
December 31, 2006          3,850    2.10323    to    2.65787  $10,200      0.55%   1.35%    to     1.65%    12.81%    to   13.15%
December 31, 2005          4,606    1.86435    to    2.35028  $10,791      0.59%   1.35%    to     1.65%     5.52%    to    5.83%
December 31, 2004          5,059    1.76674    to    2.22179  $11,208      0.59%   1.35%    to     1.65%    20.06%    to   20.42%
December 31, 2003          5,173    1.47156    to    1.84609  $ 9,528      0.46%   1.35%    to     1.65%    36.02%    to   36.42%
December 31, 2002          6,136    1.08184    to    1.35384  $ 8,288      0.88%   1.35%    to     1.65%   -16.30%    to  -16.05%

                                                        T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO
                          ------------------------------------------------------------------------------------------------------
December 31, 2006          2,507    1.14486    to    1.54392  $ 3,864      1.14%   1.35%    to     1.65%    17.17%    to   17.51%
December 31, 2005          2,807    0.97711    to    1.31451  $ 3,684      1.62%   1.35%    to     1.65%    14.16%    to   14.49%
December 31, 2004          2,979    0.85590    to    1.14869  $ 3,416      1.09%   1.35%    to     1.65%    11.92%    to   12.27%
December 31, 2003          3,236    0.76471    to    1.02374  $ 3,306      1.22%   1.35%    to     1.65%    28.40%    to   28.77%
December 31, 2002          4,903    0.59558    to    0.79531  $ 3,609      0.89%   1.35%    to     1.65%   -19.61%    to  -19.39%

                                                           T. ROWE PRICE EQUITY INCOME PORTFOLIO
                          ------------------------------------------------------------------------------------------------------
December 31, 2006          6,260    1.54295    to    2.36313  $14,668      1.55%   1.35%    to     1.65%    17.03%    to   17.39%
December 31, 2005          7,461    1.31837    to    2.01408  $14,903      1.54%   1.35%    to     1.65%     2.23%    to    2.54%
December 31, 2004          8,341    1.28960    to    1.96512  $16,263      1.56%   1.35%    to     1.65%    13.05%    to   13.39%
December 31, 2003          9,103    1.14069    to    1.73402  $15,629      1.69%   1.35%    to     1.65%    23.46%    to   23.83%
December 31, 2002         10,042    0.92390    to    1.40102  $13,970      1.60%   1.35%    to     1.65%   -14.53%    to  -14.28%

                                                            PREMIER VIT OPCAP MANAGED PORTFOLIO
                          ------------------------------------------------------------------------------------------------------
December 31, 2006          8,463    1.18165    to    1.70043  $14,367      1.79%   1.35%    to     1.65%     7.87%    to    8.20%
December 31, 2005         10,030    1.09540    to    1.57237  $15,748      1.21%   1.35%    to     1.65%     3.58%    to    3.89%
December 31, 2004         11,525    1.05759    to    1.51433  $17,431      1.50%   1.35%    to     1.65%     8.97%    to    9.29%
December 31, 2003         12,855    0.97053    to    1.38628  $17,801      1.85%   1.35%    to     1.65%    19.77%    to   20.12%
December 31, 2002         14,620    0.81033    to    1.15460  $16,864      2.05%   1.35%    to     1.65%   -18.23%    to  -17.99%

                                                           PREMIER VIT OPCAP SMALL CAP PORTFOLIO
                          ------------------------------------------------------------------------------------------------------
December 31, 2006          3,603    2.37865    to    2.55214  $ 9,189      0.00%   1.35%    to     1.65%    22.07%    to   22.43%
December 31, 2005          4,416    1.94860    to    2.08553  $ 9,206      0.00%   1.35%    to     1.65%    -1.56%    to   -1.27%
December 31, 2004          5,252    1.97949    to    2.11349  $11,096      0.05%   1.35%    to     1.65%    15.97%    to   16.31%
December 31, 2003          5,899    1.70696    to    1.81797  $10,721      0.05%   1.35%    to     1.65%    40.34%    to   40.76%
December 31, 2002          6,466    1.21632    to    1.29217  $ 8,354     11.52%   1.35%    to     1.65%   -22.91%    to  -22.68%

                                       A47

                                         AT YEAR ENDED                                       FOR YEAR ENDED
                          -------------------------------------------  ---------------------------------------------------------
                                                                NET    INVESTMENT
                           UNITS           UNIT VALUE          ASSETS    INCOME       EXPENSE RATIO**         TOTAL RETURN***
                          (000S)       LOWEST -- HIGHEST       (000S)    RATIO*      LOWEST -- HIGHEST       LOWEST -- HIGHEST
                          ------   -------------------------  -------  ----------  --------------------    ---------------------


                                                                 AIM V.I. CORE EQUITY FUND
                          ------------------------------------------------------------------------------------------------------
December 31, 2006         11,153    0.95952    to    1.80467  $20,015      0.67%   1.35%    to     1.65%    14.81%    to   15.16%
December 31, 2005          5,087    0.83573    to    1.56803  $ 7,967      1.45%   1.35%    to     1.65%     3.61%    to    3.91%
December 31, 2004          5,864    0.80658    to    1.50970  $ 8,840      0.94%   1.35%    to     1.65%     7.19%    to    7.52%
December 31, 2003          6,768    0.75247    to    1.40486  $ 9,494      0.99%   1.35%    to     1.65%    22.40%    to   22.75%
December 31, 2002          7,670    0.61477    to    1.14498  $ 8,771      0.31%   1.35%    to     1.65%   -16.95%    to  -16.70%

                                                   JANUS ASPEN LARGE CAP GROWTH -- INSTITUTIONAL SHARES
                          ------------------------------------------------------------------------------------------------------
December 31, 2006          7,545    0.77290    to    1.58878  $11,889      0.48%   1.35%    to     1.65%     9.57%    to    9.91%
December 31, 2005          8,703    0.70539    to    1.44650  $12,497      0.33%   1.35%    to     1.65%     2.60%    to    2.90%
December 31, 2004         10,179    0.68751    to    1.40646  $14,208      0.14%   1.35%    to     1.65%     2.81%    to    3.13%
December 31, 2003         11,699    0.66870    to    1.36461  $15,849      0.09%   1.35%    to     1.65%    29.57%    to   29.96%
December 31, 2002         13,505    0.51608    to    1.05047  $14,096      0.00%   1.35%    to     1.65%   -27.71%    to  -27.49%

                                            JANUS ASPEN INTERNATIONAL GROWTH PORTFOLIO -- INSTITUTIONAL SHARES
                          ------------------------------------------------------------------------------------------------------
December 31, 2006          6,794    1.95154    to    3.47954  $23,446      1.95%   1.35%    to     1.65%    44.65%    to   45.08%
December 31, 2005          7,749    1.34919    to    2.39973  $18,434      1.19%   1.35%    to     1.65%    30.16%    to   30.54%
December 31, 2004          9,206    1.03659    to    1.83930  $16,793      0.90%   1.35%    to     1.65%    17.02%    to   17.35%
December 31, 2003         10,518    0.88582    to    1.56797  $16,347      1.22%   1.35%    to     1.65%    32.73%    to   33.12%
December 31, 2002         12,091    0.66739    to    1.17846  $14,127      0.85%   1.35%    to     1.65%   -26.80%    to  -26.57%

                                                              MFS VIT -- RESEARCH BOND SERIES
                          ------------------------------------------------------------------------------------------------------
December 31, 2006          2,230    0.99783    to    1.59906  $ 3,562      0.52%   1.40%    to     1.65%     8.69%    to    8.95%
December 31, 2005          2,641    0.91808    to    1.46772  $ 3,874      0.49%   1.40%    to     1.65%     6.06%    to    6.32%
December 31, 2004          3,151    0.86562    to    1.38048  $ 4,348      1.08%   1.40%    to     1.65%    13.97%    to   14.24%
December 31, 2003          3,644    0.75952    to    1.20836  $ 4,401      0.69%   1.40%    to     1.65%    22.68%    to   22.98%
December 31, 2002          4,283    0.61911    to    0.98255  $ 4,206      0.35%   1.40%    to     1.65%   -25.77%    to  -25.58%

                                                                MFS EMERGING GROWTH SERIES
                          ------------------------------------------------------------------------------------------------------
December 31, 2006          7,280    0.80244    to    1.47914  $10,745      0.00%   1.35%    to     1.65%     6.16%    to    6.45%
December 31, 2005          8,519    0.75590    to    1.39011  $11,821      0.00%   1.35%    to     1.65%     7.43%    to    7.75%
December 31, 2004          9,970    0.70362    to    1.29091  $12,847      0.00%   1.35%    to     1.65%    11.13%    to   11.46%
December 31, 2003         11,293    0.63317    to    1.15881  $13,059      0.00%   1.35%    to     1.65%    28.12%    to   28.49%
December 31, 2002         12,633    0.49421    to    0.90235  $11,375      0.00%   1.35%    to     1.65%   -34.84%    to  -34.64%

                                                           CREDIT SUISSE TRUST GLOBAL SMALL CAP
                          ------------------------------------------------------------------------------------------------------
December 31, 2006          1,878    1.08635    to    1.43500  $ 2,694      0.00%   1.35%    to     1.65%    11.39%    to   11.70%
December 31, 2005          2,102    0.97531    to    1.28530  $ 2,701      0.00%   1.35%    to     1.65%    14.26%    to   14.59%
December 31, 2004          2,360    0.85361    to    1.12210  $ 2,648      0.00%   1.35%    to     1.65%    16.07%    to   16.42%
December 31, 2003          2,671    0.73541    to    0.96436  $ 2,575      0.00%   1.35%    to     1.65%    45.26%    to   45.68%
December 31, 2002          4,636    0.50628    to    0.66230  $ 2,811      0.00%   1.35%    to     1.65%   -35.22%    to  -35.03%

                                                              AMERICAN CENTURY VP VALUE FUND
                          ------------------------------------------------------------------------------------------------------
December 31, 2006          2,607    1.86028    to    2.22761  $ 5,786      1.41%   1.35%    to     1.65%    16.73%    to   17.08%
December 31, 2005          3,039    1.59361    to    1.90364  $ 5,766      0.91%   1.35%    to     1.65%     3.33%    to    3.63%
December 31, 2004          3,504    1.54228    to    1.83772  $ 6,421      1.03%   1.35%    to     1.65%    12.49%    to   12.81%
December 31, 2003          3,736    1.37107    to    1.62974  $ 6,078      1.11%   1.35%    to     1.65%    26.87%    to   27.23%
December 31, 2002          4,394    1.08073    to    1.28151  $ 5,612      0.91%   1.35%    to     1.65%   -14.04%    to  -13.79%

                                                         FRANKLIN SMALL-MID CAP GROWTH SECURITIES
                          ------------------------------------------------------------------------------------------------------
December 31, 2006          2,761    0.99775    to    1.70655  $ 4,654      0.00%   1.35%    to     1.65%     6.93%    to    7.25%
December 31, 2005          3,462    0.93308    to    1.59202  $ 5,456      0.00%   1.35%    to     1.65%     3.08%    to    3.40%
December 31, 2004          4,098    0.90516    to    1.54056  $ 6,243      0.00%   1.35%    to     1.65%     9.66%    to    9.99%
December 31, 2003          4,536    0.82539    to    1.40143  $ 6,266      0.00%   1.35%    to     1.65%    35.01%    to   35.41%
December 31, 2002          5,005    0.61134    to    1.03547  $ 5,103      0.25%   1.35%    to     1.65%   -29.84%    to  -29.63%

                                                         PRUDENTIAL JENNISON 20/20 FOCUS PORTFOLIO
                          ------------------------------------------------------------------------------------------------------
December 31, 2006          4,519    1.54401    to    1.61949  $ 7,315      0.41%   1.35%    to     1.65%    12.28%    to   12.61%
December 31, 2005          4,825    1.37511    to    1.43892  $ 6,939      0.25%   1.35%    to     1.65%    19.62%    to   19.98%
December 31, 2004          5,298    1.14958    to    1.20003  $ 6,354      0.10%   1.35%    to     1.65%    14.05%    to   14.39%
December 31, 2003          5,572    1.00792    to    1.04952  $ 5,845      0.22%   1.35%    to     1.65%    27.20%    to   27.59%
December 31, 2002          6,206    0.79236    to    0.82304  $ 5,106      0.02%   1.35%    to     1.65%   -23.51%    to  -23.28%

                                       A48

                                         AT YEAR ENDED                                       FOR YEAR ENDED
                          -------------------------------------------  ---------------------------------------------------------
                                                                NET    INVESTMENT
                           UNITS           UNIT VALUE          ASSETS    INCOME       EXPENSE RATIO**         TOTAL RETURN***
                          (000S)       LOWEST -- HIGHEST       (000S)    RATIO*      LOWEST -- HIGHEST       LOWEST -- HIGHEST
                          ------   -------------------------  -------  ----------  --------------------    ---------------------


                                                   PRUDENTIAL DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO
                          ------------------------------------------------------------------------------------------------------
December 31, 2006          5,446    1.40304    to    1.43284  $ 7,753      3.34%   1.35%    to     1.65%     5.19%    to    5.51%
December 31, 2005          6,305    1.33377    to    1.35805  $ 8,513      3.02%   1.35%    to     1.65%     5.30%    to    5.62%
December 31, 2004          7,366    1.26658    to    1.28576  $ 9,420      3.11%   1.35%    to     1.65%     7.79%    to    8.11%
December 31, 2003          8,112    1.17504    to    1.18932  $ 9,602      4.59%   1.35%    to     1.65%    19.61%    to   19.95%
December 31, 2002          9,257    0.98242    to    0.99155  $ 9,139      0.22%   1.35%    to     1.65%    -8.61%    to   -8.34%

                                                                     DAVIS VALUE FUND
                          ------------------------------------------------------------------------------------------------------
December 31, 2006          4,736    1.23605    to    1.26051  $ 5,949      0.73%   1.35%    to     1.65%    13.13%    to   13.48%
December 31, 2005          5,419    1.09258    to    1.11081  $ 6,001      0.95%   1.35%    to     1.65%     7.67%    to    7.99%
December 31, 2004          5,858    1.01470    to    1.02858  $ 6,011      0.84%   1.35%    to     1.65%    10.51%    to   10.85%
December 31, 2003          5,826    0.91822    to    0.92794  $ 5,397      0.76%   1.35%    to     1.65%    27.67%    to   28.01%
December 31, 2002          5,969    0.71923    to    0.72488  $ 4,321      0.73%   1.35%    to     1.65%   -17.62%    to  -17.37%

                                                            ALLIANCEBERNSTEIN LARGE CAP GROWTH
                          ------------------------------------------------------------------------------------------------------
December 31, 2006          1,273    0.62974    to    0.64277  $   815      0.00%   1.35%    to     1.65%    -2.26%    to   -1.95%
December 31, 2005          1,549    0.64427    to    0.65558  $ 1,012      0.00%   1.35%    to     1.65%    12.98%    to   13.30%
December 31, 2004          1,611    0.57025    to    0.57864  $   930      0.00%   1.35%    to     1.65%     6.60%    to    6.91%
December 31, 2003          1,880    0.53496    to    0.54123  $ 1,015      0.00%   1.35%    to     1.65%    21.34%    to   21.74%
December 31, 2002          2,147    0.44088    to    0.44458  $   953      0.00%   1.35%    to     1.65%   -31.97%    to  -31.75%

                                                   PRUDENTIAL SP T.ROWE PRICE LARGE CAP GROWTH PORTFOLIO
                          ------------------------------------------------------------------------------------------------------
December 31, 2006          2,717    0.73953    to    1.48086  $ 3,146      0.00%   1.40%    to     1.80%     4.04%    to    4.46%
December 31, 2005          2,696    0.70931    to    1.41770  $ 3,004      0.00%   1.40%    to     1.80%    14.44%    to   14.89%
December 31, 2004          2,633    0.61862    to    1.23406  $ 2,494      0.00%   1.40%    to     1.80%     4.23%    to    4.65%
December 31, 2003          1,821    0.59231    to    0.94778  $ 1,424      0.00%   1.40%    to     1.80%    21.68%    to   22.14%
December 31, 2002          1,062    0.48575    to    0.59753  $   531      0.00%   1.40%    to     1.65%   -32.31%    to  -32.14%

                                                            PRUDENTIAL SP DAVIS VALUE PORTFOLIO
                          ------------------------------------------------------------------------------------------------------
December 31, 2006         11,247    1.27474    to    1.69738  $17,073      0.78%   1.40%    to     1.80%    12.99%    to   13.44%
December 31, 2005         11,154    1.12592    to    1.49631  $14,918      0.86%   1.40%    to     1.80%     7.58%    to    8.02%
December 31, 2004          9,576    1.04459    to    1.38531  $11,620      0.37%   1.40%    to     1.80%    10.54%    to   10.98%
December 31, 2003          6,374    0.94309    to    1.08521  $ 6,579      0.43%   1.40%    to     1.80%    27.13%    to   27.63%
December 31, 2002          3,812    0.74041    to    0.76511  $ 2,838      0.01%   1.40%    to     1.65%   -17.07%    to  -16.86%

                                                          PRUDENTIAL SP SMALL-CAP VALUE PORTFOLIO
                          ------------------------------------------------------------------------------------------------------
December 31, 2006         14,248    1.39567    to    1.79078  $24,764      0.47%   1.35%    to     1.80%    12.59%    to   13.08%
December 31, 2005         12,328    1.23963    to    1.58443  $18,844      0.50%   1.35%    to     1.80%     2.77%    to    3.22%
December 31, 2004         10,478    1.20621    to    1.53570  $15,445      0.15%   1.35%    to     1.80%    18.55%    to   19.07%
December 31, 2003          5,282    1.01747    to    1.24988  $ 6,380      0.03%   1.35%    to     1.80%    30.75%    to   31.34%
December 31, 2002          3,474    0.84333    to    0.95217  $ 3,121      0.72%   1.35%    to     1.65%   -15.77%    to  -15.52%

                                                         PRUDENTIAL SP SMALL CAP GROWTH PORTFOLIO
                          ------------------------------------------------------------------------------------------------------
December 31, 2006          2,733    0.67363    to    1.42492  $ 3,011      0.00%   1.35%    to     1.80%    10.41%    to   10.90%
December 31, 2005          2,653    0.60904    to    1.28565  $ 2,664      0.00%   1.35%    to     1.80%     0.66%    to    1.12%
December 31, 2004          2,352    0.60385    to    1.27212  $ 2,264      0.00%   1.35%    to     1.80%    -2.68%    to   -2.24%
December 31, 2003          1,333    0.61913    to    1.01108  $ 1,061      0.00%   1.35%    to     1.80%    32.34%    to   32.92%
December 31, 2002            831    0.46689    to    0.63795  $   424      0.00%   1.35%    to     1.65%   -31.40%    to  -31.19%

                                                        PRUDENTIAL SP PIMCO TOTAL RETURN PORTFOLIO
                          ------------------------------------------------------------------------------------------------------
December 31, 2006         34,652    1.10710    to    1.35502  $41,442      4.22%   1.35%    to     1.80%     1.83%    to    2.30%
December 31, 2005         37,150    1.08636    to    1.32513  $43,643      4.76%   1.35%    to     1.80%     0.56%    to    1.03%
December 31, 2004         30,932    1.07941    to    1.31224  $36,696      1.94%   1.35%    to     1.80%     3.43%    to    3.89%
December 31, 2003         23,028    1.16478    to    1.26394  $27,420      2.47%   1.35%    to     1.65%     4.14%    to    4.45%
December 31, 2002         17,328    1.11848    to    1.21092  $20,171      3.20%   1.35%    to     1.65%     7.61%    to    7.93%

                                                         PRUDENTIAL SP PIMCO HIGH YIELD PORTFOLIO
                          ------------------------------------------------------------------------------------------------------
December 31, 2006         12,247    1.37817    to    1.48318  $17,521      7.35%   1.40%    to     1.80%     7.58%    to    8.02%
December 31, 2005         11,538    1.28102    to    1.37312  $15,322      6.64%   1.40%    to     1.80%     2.21%    to    2.61%
December 31, 2004          8,864    1.25337    to    1.33818  $11,517      7.17%   1.40%    to     1.80%     7.39%    to    7.81%
December 31, 2003          4,059    1.16713    to    1.24124  $ 4,946      6.84%   1.40%    to     1.80%    20.26%    to   20.74%
December 31, 2002          1,975    0.99726    to    1.02813  $ 2,015      8.92%   1.40%    to     1.65%    -1.49%    to   -1.24%

                                       A49

                                         AT YEAR ENDED                                       FOR YEAR ENDED
                          -------------------------------------------  ---------------------------------------------------------
                                                                NET    INVESTMENT
                           UNITS           UNIT VALUE          ASSETS    INCOME       EXPENSE RATIO**         TOTAL RETURN***
                          (000S)       LOWEST -- HIGHEST       (000S)    RATIO*      LOWEST -- HIGHEST       LOWEST -- HIGHEST
                          ------   -------------------------  -------  ----------  --------------------    ---------------------


                                                 JANUS ASPEN LARGE CAP GROWTH PORTFOLIO -- SERVICE SHARES
                          ------------------------------------------------------------------------------------------------------
December 31, 2006          2,952    0.65754    to    1.43985  $ 3,910      0.34%   1.40%    to     1.75%     9.22%    to    9.60%
December 31, 2005          1,561    0.60115    to    1.31370  $ 1,739      0.13%   1.40%    to     1.75%     2.23%    to    2.59%
December 31, 2004          1,557    0.58726    to    1.28061  $ 1,654      0.00%   1.40%    to     1.75%     2.41%    to    2.77%
December 31, 2003            755    0.57259    to    0.73210  $   568      0.00%   1.40%    to     1.60%    29.40%    to   29.69%
December 31, 2002            489    0.44250    to    0.56521  $   222      0.00%   1.40%    to     1.60%   -27.87%    to  -27.72%

                                                          PRUDENTIAL SP LARGE CAP VALUE PORTFOLIO
                          ------------------------------------------------------------------------------------------------------
December 31, 2006          4,382    1.34067    to    1.73324  $ 6,711      1.29%   1.35%    to     1.80%    16.39%    to   16.89%
December 31, 2005          4,963    1.15025    to    1.48345  $ 6,500      0.84%   1.35%    to     1.80%     4.76%    to    5.24%
December 31, 2004          4,543    1.09631    to    1.41041  $ 5,563      0.76%   1.35%    to     1.80%    15.67%    to   16.19%
December 31, 2003          3,471    0.94638    to    1.04013  $ 3,494      0.00%   1.35%    to     1.65%    24.71%    to   25.07%
December 31, 2002          2,521    0.75888    to    0.77601  $ 1,942      1.32%   1.35%    to     1.65%   -17.73%    to  -17.49%

                                                          PRUDENTIAL SP AIM CORE EQUITY PORTFOLIO
                          ------------------------------------------------------------------------------------------------------
December 31, 2006          1,573    0.81701    to    1.51572  $ 1,732      0.92%   1.40%    to     1.75%    14.06%    to   14.46%
December 31, 2005          1,618    0.71523    to    1.32432  $ 1,558      1.00%   1.40%    to     1.75%     2.83%    to    3.19%
December 31, 2004          1,570    0.69448    to    1.28343  $ 1,437      0.43%   1.40%    to     1.75%     6.92%    to    7.30%
December 31, 2003          1,090    0.64861    to    0.85787  $   793      0.32%   1.40%    to     1.65%    21.69%    to   21.98%
December 31, 2002            826    0.53285    to    0.70328  $   453      0.00%   1.40%    to     1.65%   -16.58%    to  -16.38%

                                                 PRUDENTIAL SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO
                          ------------------------------------------------------------------------------------------------------
December 31, 2006          1,791    0.72531    to    1.44859  $ 2,025      0.00%   1.35%    to     1.80%    -2.41%    to   -1.98%
December 31, 2005          1,649    0.74182    to    1.47863  $ 1,895      0.00%   1.35%    to     1.80%    13.12%    to   13.61%
December 31, 2004          1,403    0.65454    to    1.30209  $ 1,308      0.00%   1.35%    to     1.80%     8.63%    to    9.11%
December 31, 2003          1,049    0.60141    to    0.78517  $   755      0.00%   1.35%    to     1.65%    23.83%    to   24.16%
December 31, 2002            726    0.48552    to    0.63237  $   371      0.00%   1.35%    to     1.65%   -26.47%    to  -26.26%

                                                          PRUDENTIAL SP MID CAP GROWTH PORTFOLIO
                          ------------------------------------------------------------------------------------------------------
December 31, 2006          5,977    0.64927    to    1.58504  $ 6,527      0.00%   1.35%    to     1.80%    -3.67%    to   -3.25%
December 31, 2005          6,188    0.67270    to    1.63898  $ 6,979      0.00%   1.35%    to     1.80%     3.41%    to    3.84%
December 31, 2004          4,158    0.64925    to    1.57888  $ 4,028      0.00%   1.40%    to     1.80%    17.43%    to   17.91%
December 31, 2003          3,011    0.55177    to    0.59620  $ 1,995      0.00%   1.40%    to     1.65%    37.83%    to   38.20%
December 31, 2002          1,602    0.40007    to    0.43161  $   660      0.00%   1.40%    to     1.65%   -47.19%    to  -47.07%

                                                       SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO
                          ------------------------------------------------------------------------------------------------------
December 31, 2006          7,525    0.94423    to    2.05363  $12,332      0.00%   1.35%    to     1.80%     7.65%    to    8.13%
December 31, 2005          6,567    0.87543    to    1.90014  $ 9,620      0.00%   1.35%    to     1.80%    15.70%    to   16.21%
December 31, 2004          5,270    0.75197    to    1.63587  $ 6,538      0.00%   1.35%    to     1.80%    19.25%    to   19.78%
December 31, 2003          3,234    0.63000    to    0.82176  $ 2,701      0.00%   1.35%    to     1.65%    39.78%    to   40.20%
December 31, 2002          1,567    0.45191    to    0.58614  $   762      0.00%   1.35%    to     1.65%   -33.19%    to  -32.98%

                                                   PRUDENTIAL SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO
                          ------------------------------------------------------------------------------------------------------
December 31, 2006         19,203    1.24461    to   11.14515  $27,840      3.49%   1.40%    to     2.35%     6.18%    to    7.17%
December 31, 2005         21,039    1.16409    to    1.27471  $27,938      1.23%   1.40%    to     1.85%     3.99%    to    4.46%
December 31, 2004         16,343    1.11728    to    1.22048  $19,172      1.11%   1.40%    to     1.80%     6.96%    to    7.40%
December 31, 2003          7,915    1.04299    to    1.05346  $ 8,418      1.32%   1.40%    to     1.65%    14.60%    to   14.88%
December 31, 2002          4,473    0.91013    to    0.91698  $ 4,088      0.25%   1.40%    to     1.65%    -7.41%    to   -7.17%

                                                     PRUDENTIAL SP BALANCED ASSET ALLOCATION PORTFOLIO
                          ------------------------------------------------------------------------------------------------------
December 31, 2006         42,592    1.20428    to   11.55811  $70,630      2.62%   1.40%    to     2.35%     8.15%    to    9.17%
December 31, 2005         45,670    1.10537    to    1.38790  $67,604      0.81%   1.40%    to     1.85%     5.66%    to    6.13%
December 31, 2004         30,709    1.04368    to    1.30793  $37,367      0.62%   1.40%    to     1.75%     9.18%    to    9.55%
December 31, 2003         13,244    0.95450    to    1.00219  $13,788      0.84%   1.40%    to     1.65%    20.87%    to   21.18%
December 31, 2002          5,852    0.78925    to    0.82711  $ 4,659      0.00%   1.40%    to     1.65%   -13.12%    to  -12.90%

                                                      PRUDENTIAL SP GROWTH ASSET ALLOCATION PORTFOLIO
                          ------------------------------------------------------------------------------------------------------
December 31, 2006         25,947    1.12704    to   11.97192  $50,984      1.87%   1.40%    to     2.35%    10.30%    to   11.34%
December 31, 2005         28,438    1.01435    to    1.48911  $48,063      0.52%   1.40%    to     1.85%     7.26%    to    7.74%
December 31, 2004         20,304    0.94337    to    1.38211  $24,855      0.34%   1.40%    to     1.80%    11.07%    to   11.50%
December 31, 2003          8,135    0.84789    to    0.93897  $ 7,825      0.55%   1.40%    to     1.65%    26.19%    to   26.51%
December 31, 2002          4,542    0.67156    to    0.74221  $ 3,121      0.00%   1.40%    to     1.65%   -18.61%    to  -18.40%

                                       A50

                                         AT YEAR ENDED                                       FOR YEAR ENDED
                          -------------------------------------------  ---------------------------------------------------------
                                                                NET    INVESTMENT
                           UNITS           UNIT VALUE          ASSETS    INCOME       EXPENSE RATIO**         TOTAL RETURN***
                          (000S)       LOWEST -- HIGHEST       (000S)    RATIO*      LOWEST -- HIGHEST       LOWEST -- HIGHEST
                          ------   -------------------------  -------  ----------  --------------------    ---------------------


                                                PRUDENTIAL SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO
                          ------------------------------------------------------------------------------------------------------
December 31, 2006          3,647    1.03769    to    1.77768  $ 5,938      1.87%   1.40%    to     1.75%    12.31%    to   12.70%
December 31, 2005          3,702    0.92254    to    1.57741  $ 5,285      0.16%   1.40%    to     1.75%     8.58%    to    8.97%
December 31, 2004          3,055    0.84838    to    1.44765  $ 3,959      0.05%   1.40%    to     1.75%    12.79%    to   13.17%
December 31, 2003          1,400    0.75107    to    0.87556  $ 1,452      0.01%   1.40%    to     1.60%    30.69%    to   30.95%
December 31, 2002            413    0.57468    to    0.66861  $   248      0.00%   1.40%    to     1.60%   -23.39%    to  -23.24%

                                                       PRUDENTIAL SP INTERNATIONAL GROWTH PORTFOLIO
                          ------------------------------------------------------------------------------------------------------
December 31, 2006          3,624    0.87888    to    2.12789  $ 5,794      1.80%   1.35%    to     1.80%    18.92%    to   19.44%
December 31, 2005          3,396    0.73762    to    1.78245  $ 4,577      0.55%   1.35%    to     1.80%    14.33%    to   14.85%
December 31, 2004          2,719    0.64383    to    1.55290  $ 3,018      0.18%   1.35%    to     1.80%    14.47%    to   14.98%
December 31, 2003          1,773    0.56134    to    1.05634  $ 1,345      0.00%   1.35%    to     1.80%    37.11%    to   37.73%
December 31, 2002          1,097    0.40856    to    0.57153  $   486      0.00%   1.35%    to     1.65%   -23.82%    to  -23.60%

                                                        PRUDENTIAL SP INTERNATIONAL VALUE PORTFOLIO
                          ------------------------------------------------------------------------------------------------------
December 31, 2006          4,332    1.20011    to    2.01320  $ 7,709      1.34%   1.40%    to     1.80%    26.81%    to   27.32%
December 31, 2005          3,678    0.94447    to    1.58122  $ 4,989      0.42%   1.40%    to     1.80%    11.77%    to   12.21%
December 31, 2004          3,232    0.84346    to    1.40924  $ 3,812      0.36%   1.40%    to     1.80%    13.76%    to   14.21%
December 31, 2003          1,902    0.74002    to    1.02601  $ 1,703      0.64%   1.40%    to     1.65%    25.30%    to   25.62%
December 31, 2002          1,162    0.59035    to    0.69085  $   700      0.00%   1.40%    to     1.65%   -18.52%    to  -18.31%

                                                                EVERGREEN VA BALANCED FUND
                          ------------------------------------------------------------------------------------------------------
December 31, 2006             12    1.31026    to    1.31026  $    16      2.47%   1.75%    to     1.75%     7.96%    to    7.96%
December 31, 2005             12    1.21366    to    1.21366  $    14      5.88%   1.75%    to     1.75%     3.48%    to    3.48%

                                                                 EVERGREEN VA GROWTH FUND
                          ------------------------------------------------------------------------------------------------------
December 31, 2006              7    1.72118    to    1.72118  $    12      0.00%   1.75%    to     1.75%     9.13%    to    9.13%
December 31, 2005              7    1.57716    to    1.57716  $    11      0.00%   1.75%    to     1.75%     4.70%    to    4.70%
December 31, 2004              2    1.50638    to    1.50638  $     3      0.00%   1.75%    to     1.75%    11.90%    to   11.90%

                                                                  EVERGREEN VA OMEGA FUND
                          ------------------------------------------------------------------------------------------------------
December 31, 2006            243    1.49266    to    1.50745  $   363      0.00%   1.50%    to     1.75%     4.20%    to    4.46%
December 31, 2005            310    1.43256    to    1.44315  $   444      0.21%   1.50%    to     1.75%     2.06%    to    2.32%
December 31, 2004            308    1.40369    to    1.41046  $   433      0.00%   1.50%    to     1.75%     5.37%    to    5.62%
December 31, 2003             98    1.33214    to    1.33535  $   131      0.00%   1.50%    to     1.75%     2.75%    to    2.79%

                                                             EVERGREEN VA SPECIAL VALUES FUND
                          ------------------------------------------------------------------------------------------------------
December 31, 2006            127    1.92092    to    1.93974  $   246      0.77%   1.50%    to     1.75%    19.46%    to   19.76%
December 31, 2005            133    1.60796    to    1.61969  $   215      1.09%   1.50%    to     1.75%     8.86%    to    9.13%
December 31, 2004            122    1.47705    to    1.48416  $   180      1.86%   1.50%    to     1.75%    18.31%    to   18.60%
December 31, 2003              9    1.25143    to    1.25143  $    11      1.08%   1.50%    to     1.50%     6.21%    to    6.21%

                                             EVERGREEN INTERNATIONAL EQUITY FUND (AVAILABLE DECEMBER 5, 2003)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006             28   16.88024    to   17.00827  $   469      3.74%   1.50%    to     1.75%    21.05%    to   21.35%
December 31, 2005             28   13.94505    to   14.01626  $   387      2.49%   1.50%    to     1.75%    14.01%    to   14.29%
December 31, 2004             23   12.23173    to   12.26411  $   281      1.99%   1.50%    to     1.75%    17.16%    to   17.45%
December 31, 2003              1   10.44021    to   10.44021  $    15      0.96%   1.75%    to     1.75%     4.51%    to    4.51%

                                           EVERGREEN VA FUNDAMENTAL LARGE CAP FUND (AVAILABLE DECEMBER 5, 2003)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006             33   13.23816    to   13.33854  $   439      1.28%   1.50%    to     1.75%    10.74%    to   11.01%
December 31, 2005             33   11.95425    to   12.01541  $   398      1.01%   1.50%    to     1.75%     7.14%    to    7.41%
December 31, 2004             28   11.15728    to   11.18687  $   310      1.64%   1.50%    to     1.75%     7.33%    to    7.60%
December 31, 2003             11   10.39518    to   10.39594  $   110      0.53%   1.65%    to     1.75%     4.81%    to    4.81%

                                        AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO (AVAILABLE MARCH 14, 2005)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006             29   11.82341    to   11.87604  $   339      0.72%   1.50%    to     1.75%    15.26%    to   15.54%
December 31, 2005         11,426   10.26647    to   10.27867  $   117      0.00%   1.50%    to     1.65%     2.11%    to    2.23%

                                         AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO (AVAILABLE MARCH 14, 2005)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006             32   11.85903    to   11.91171  $   365      1.33%   1.50%    to     1.75%    14.85%    to   15.13%
December 31, 2005             18   10.32542    to   10.34593  $   181      0.00%   1.50%    to     1.75%     2.57%    to    2.78%

                                       A51

                                         AT YEAR ENDED                                       FOR YEAR ENDED
                          -------------------------------------------  ---------------------------------------------------------
                                                                NET    INVESTMENT
                           UNITS           UNIT VALUE          ASSETS    INCOME       EXPENSE RATIO**         TOTAL RETURN***
                          (000S)       LOWEST -- HIGHEST       (000S)    RATIO*      LOWEST -- HIGHEST       LOWEST -- HIGHEST
                          ------   -------------------------  -------  ----------  --------------------    ---------------------


                                       AST AMERICAN CENTURY STRATEGIC BALANCED PORTFOLIO (AVAILABLE MARCH 14, 2005)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006             12   11.11094    to   11.18026  $   132      0.69%   1.40%    to     1.75%     7.79%    to    8.16%
December 31, 2005              5   10.31658    to   10.33700  $    51      0.00%   1.40%    to     1.65%     2.74%    to    2.94%

                                                   AST COHEN & STEERS REALTY (AVAILABLE MARCH 14, 2005)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006             53   16.13799    to   16.23834  $   832      0.84%   1.40%    to     1.75%    34.39%    to   34.85%
December 31, 2005             19   12.00823    to   12.04155  $   227      0.00%   1.40%    to     1.75%    18.34%    to   18.67%

                                                 AST GLOBAL ALLOCATION PORFOLIO (AVAILABLE MARCH 14, 2005)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006              3   11.64691    to   11.64691  $    38      2.27%   1.50%    to     1.50%     9.50%    to    9.50%
December 31, 2005              2   10.63623    to   10.64464  $    23      0.00%   1.40%    to     1.50%     6.20%    to    6.28%

                                               AST DEAM LARGE-CAP VALUE PORFOLIO (AVAILABLE MARCH 14, 2005)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006             52   12.80982    to   12.88954  $   601      0.43%   1.40%    to     1.75%    19.64%    to   20.05%
December 31, 2005              4   10.70700    to   10.72814  $    43      0.00%   1.50%    to     1.75%     6.17%    to    6.38%

                                               AST DEAM SMALL-CAP GROWTH PORFOLIO (AVAILABLE MARCH 14, 2005)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006              8   10.91273    to   10.98080  $    85      0.00%   1.40%    to     1.75%     5.91%    to    6.27%
December 31, 2005              5   10.30402    to   10.33264  $    56      0.00%   1.40%    to     1.75%     2.93%    to    3.21%

                                               AST DEAM SMALL-CAP VALUE PORFOLIO (AVAILABLE MARCH 14, 2005)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006             19   11.80116    to   11.87455  $   216      0.24%   1.40%    to     1.75%    17.90%    to   18.30%
December 31, 2005             11   10.00979    to   10.03757  $   105      0.01%   1.40%    to     1.75%    -0.35%    to   -0.08%

                                                    AST HIGH YIELD PORTFOLIO (AVAILABLE MARCH 14, 2005)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006            116   10.68405    to   10.75063  $ 1,243      7.09%   1.40%    to     1.75%     8.46%    to    8.83%
December 31, 2005             74    9.85089    to    9.87825  $   726      0.10%   1.40%    to     1.75%    -1.26%    to   -0.99%

                                           AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO (AVAILABLE MARCH 14, 2005)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006             56   12.15183    to   12.22751  $   650      0.00%   1.40%    to     1.75%    10.97%    to   11.36%
December 31, 2005             35   10.95012    to   10.98052  $   385      0.00%   1.40%    to     1.75%     9.52%    to    9.82%

                                                  AST MID-CAP VALUE PORTFOLIO (AVAILABLE MARCH 14, 2005)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006             30   11.61572    to   11.68807  $   333      0.38%   1.40%    to     1.75%    12.28%    to   12.67%
December 31, 2005             13   10.34492    to   10.37369  $   137      0.00%   1.40%    to     1.75%     2.78%    to    3.07%

                                                 AST SMALL-CAP VALUE PORTFOLIO (AVAILABLE MARCH 14, 2005)


December 31, 2006             39   12.55205    to   12.63027  $   443      0.18%   1.40%    to     1.75%    17.99%    to   18.39%
December 31, 2005              7   10.63867    to   10.66828  $    73      0.00%   1.40%    to     1.75%     5.87%    to    6.17%

                                        AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO (AVAILABLE MARCH 14, 2005)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006             43   11.62213    to   11.69442  $   467      0.00%   1.40%    to     1.75%     8.10%    to    8.48%
December 31, 2005             14   10.75090    to   10.78065  $   150      0.05%   1.40%    to     1.75%     7.16%    to    7.45%

                                           AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO (AVAILABLE MARCH 14, 2005)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006             55   11.04128    to   11.11019  $   596      0.00%   1.40%    to     1.75%     4.45%    to    4.81%
December 31, 2005             40   10.57054    to   10.60000  $   428      0.00%   1.40%    to     1.75%     5.72%    to    6.01%

                                                 AST LARGE-CAP VALUE PORTFOLIO (AVAILABLE MARCH 14, 2005)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006             89   12.28149    to   12.35800  $ 1,051      0.63%   1.40%    to     1.75%    16.43%    to   16.83%
December 31, 2005             50   10.54870    to   10.57804  $   523      0.00%   1.40%    to     1.75%     4.68%    to    4.97%

                                            AST LORD ABBETT BOND-DEBENTURE PORTFOLIO (AVAILABLE MARCH 14, 2005)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006             93   10.72896    to   10.79596  $   995      4.48%   1.40%    to     1.75%     7.92%    to    8.29%
December 31, 2005             64    9.94204    to    9.96176  $   638      0.14%   1.50%    to     1.75%    -0.57%    to   -0.37%

                                              AST MARSICO CAPITAL GROWTH PORTFOLIO (AVAILABLE MARCH 14, 2005)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006            123   11.48278    to   11.55444  $ 1,367      0.04%   1.40%    to     1.75%     5.40%    to    5.76%
December 31, 2005             68   10.89480    to   10.92526  $   739      0.00%   1.40%    to     1.75%     7.59%    to    7.89%

                                       A52

                                         AT YEAR ENDED                                       FOR YEAR ENDED
                          -------------------------------------------  ---------------------------------------------------------
                                                                NET    INVESTMENT
                           UNITS           UNIT VALUE          ASSETS    INCOME       EXPENSE RATIO**         TOTAL RETURN***
                          (000S)       LOWEST -- HIGHEST       (000S)    RATIO*      LOWEST -- HIGHEST       LOWEST -- HIGHEST
                          ------   -------------------------  -------  ----------  --------------------    ---------------------


                                                    AST MFS GROWTH PORTFOLIO (AVAILABLE MARCH 14, 2005)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006             29   11.58767    to   11.63919  $   317      0.00%   1.50%    to     1.75%     7.78%    to    8.05%
December 31, 2005             10   10.75107    to   10.77243  $   103      0.00%   1.50%    to     1.75%     7.12%    to    7.33%

                                         AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO (AVAILABLE MARCH 14, 2005)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006             51   12.69768    to   12.77698  $   607      0.00%   1.40%    to     1.75%    12.10%    to   12.49%
December 31, 2005             16   11.32716    to   11.35869  $   185      0.00%   1.40%    to     1.75%    12.65%    to   12.96%

                                          AST NEUBERGER BERMAN MID-CAP VALUE PORTFOLIO (AVAILABLE MARCH 14, 2005)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006             94   11.83925    to   11.91306  $ 1,084      0.39%   1.40%    to     1.75%     8.85%    to    9.23%
December 31, 2005             55   10.87658    to   10.90682  $   604      0.00%   1.40%    to     1.75%     8.53%    to    8.83%

                                           AST PIMCO LIMITED MATURITY BOND PORTFOLIO (AVAILABLE MARCH 14, 2005)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006            110   10.25413    to   10.31847  $ 1,125      2.75%   1.40%    to     1.75%     2.04%    to    2.39%
December 31, 2005             75   10.04905    to   10.07733  $   756      0.03%   1.40%    to     1.75%     0.50%    to    0.78%

                                           AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO (AVAILABLE MARCH 14, 2005)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006             16   12.28871    to   12.34339  $   195      0.90%   1.50%    to     1.75%    19.27%    to   19.56%
December 31, 2005              5   10.30367    to   10.32416  $    54      0.00%   1.50%    to     1.75%     2.22%    to    2.43%

                                            AST ALLIANCEBERNSTEIN MANAGED INDEX 500 (AVAILABLE MARCH 14, 2005)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006             25   11.50163    to   11.57321  $   272      0.55%   1.40%    to     1.75%    10.67%    to   11.05%
December 31, 2005              6   10.39288    to   10.42169  $    66      0.00%   1.40%    to     1.75%     3.42%    to    3.70%

                                         AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (AVAILABLE MARCH 14, 2005)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006            235   13.34553    to   13.44068  $ 3,031      0.27%   1.40%    to     1.80%    13.82%    to   14.27%
December 31, 2005            125   11.72986    to   11.76236  $ 1,468      0.00%   1.40%    to     1.75%    17.27%    to   17.59%

                                          AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (AVAILABLE MARCH 14, 2005)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006             58   11.30993    to   11.49135  $   656      1.21%   1.50%    to     2.40%     9.86%    to   10.83%
December 31, 2005              5   10.34748    to   10.36801  $    56      0.00%   1.50%    to     1.75%     3.18%    to    3.38%

                                                AST MFS GLOBAL EQUITY PORTFOLIO (AVAILABLE MARCH 14, 2005)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006             31   12.79078    to   12.87030  $   376      0.40%   1.40%    to     1.75%    22.17%    to   22.59%
December 31, 2005             13   10.46963    to   10.49866  $   136      0.00%   1.40%    to     1.75%     5.05%    to    5.34%

                                          AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO (AVAILABLE MARCH 14, 2005)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006             69   12.84720    to   12.92733  $   848      0.74%   1.40%    to     1.75%    20.69%    to   21.10%
December 31, 2005             17   10.64502    to   10.67460  $   181      0.00%   1.40%    to     1.75%     7.38%    to    7.67%

                                            AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (AVAILABLE MARCH 14, 2005)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006             58    9.86229    to    9.92364  $   580      1.18%   1.40%    to     1.75%     4.45%    to    4.81%
December 31, 2005             26    9.44213    to    9.46839  $   244      0.30%   1.40%    to     1.75%    -5.10%    to   -4.83%

                                          AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (AVAILABLE DECEMBER 5, 2005)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006            201   11.36629    to   11.40838  $ 2,245      0.00%   1.40%    to     1.75%    13.70%    to   14.09%
December 31, 2005             11    9.99667    to    9.99933  $   109      0.00%   1.40%    to     1.75%    -0.02%    to    0.00%

                                        AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (AVAILABLE DECEMBER 5, 2005)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006          3,861   11.10359    to   11.22130  $42,817      0.00%   1.40%    to     2.40%    11.02%    to   12.11%
December 31, 2005             65   10.00213    to   10.00855  $   652      0.00%   1.50%    to     2.50%     0.04%    to    0.10%

                                           AST BALANCED ASSET ALLOCATION PORTFOLIO (AVAILABLE DECEMBER 5, 2005)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006          5,593   10.92810    to   11.04402  $61,064      0.00%   1.40%    to     2.40%     9.15%    to   10.23%
December 31, 2005            190   10.01214    to   10.01855  $ 1,903      0.00%   1.50%    to     2.50%     0.14%    to    0.20%

                                         AST CONSERVATIVE ASSET ALLOCATION PORTFOLIO (AVAILABLE DECEMBER 5, 2005)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006          1,998   10.82085    to   10.93553  $21,644      0.00%   1.40%    to     2.40%     7.97%    to    9.04%
December 31, 2005            140   10.02210    to   10.02853  $ 1,408      0.00%   1.50%    to     2.50%     0.24%    to    0.30%

                                       A53

                                         AT YEAR ENDED                                       FOR YEAR ENDED
                          -------------------------------------------  ---------------------------------------------------------
                                                                NET    INVESTMENT
                           UNITS           UNIT VALUE          ASSETS    INCOME       EXPENSE RATIO**         TOTAL RETURN***
                          (000S)       LOWEST -- HIGHEST       (000S)    RATIO*      LOWEST -- HIGHEST       LOWEST -- HIGHEST
                          ------   -------------------------  -------  ----------  --------------------    ---------------------


                                         AST PRESERVATION ASSET ALLOCATION PORTFOLIO (AVAILABLE DECEMBER 5, 2005)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006            431   10.57706    to   10.68916  $ 4,569      0.00%   1.40%    to     2.40%     5.44%    to    6.47%
December 31, 2005             33   10.03209    to   10.03852  $   334      0.00%   1.50%    to     2.35%     0.34%    to    0.40%

                                             AST FIRST TRUST BALANCED TARGET PORTFOLIO (AVAILABLE MAY 1, 2006)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006            337   10.52149    to   10.59531  $ 3,555      0.00%   0.00%    to     2.40%     5.24%    to    5.97%

                                     AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO (AVAILABLE MARCH 20, 2006)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006            340   10.42368    to   10.49631  $ 3,547      0.00%   0.00%    to     0.00%     4.26%    to    4.98%

                                               AST ADVANCED STRATEGIES PORTFOLIO (AVAILABLE MARCH 20, 2006)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006            461   10.60042    to   10.68200  $ 4,891      0.00%   0.00%    to     0.00%     6.02%    to    6.84%

                                           AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO (AVAILABLE MAY 1, 2006)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006             28   10.45877    to   10.50381  $   290      0.00%   1.15%    to     1.80%     5.22%    to    5.67%

                                                    AST MONEY MARKET PORTFOLIO (AVAILABLE MAY 1, 2006)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006             17   10.20125    to   10.24522  $   173      3.26%   1.15%    to     1.80%     2.02%    to    2.45%

                                                  AST SMALL-CAP GROWTH PORTFOLIO (AVAILABLE MAY 1, 2006)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006              4    9.90555    to    9.94820  $    39      0.00%   1.15%    to     1.80%     0.01%    to    0.43%

                                               AST PIMCO TOTAL RETURN BOND PORTFOLIO (AVAILABLE MAY 1, 2006)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006             94   10.29524    to   10.33968  $   968      0.00%   1.15%    to     1.80%     3.25%    to    3.69%

                                                 AST INTERNATIONAL VALUE PORTFOLIO (AVAILABLE MAY 1, 2006)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006             27   10.86090    to   10.90770  $   293      0.00%   1.15%    to     1.80%     8.50%    to    8.96%

                                                AST INTERNATIONAL GROWTH PORTFOLIO (AVAILABLE MAY 1, 2006)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006             43   10.59814    to   10.64379  $   453      0.00%   1.15%    to     1.80%     6.07%    to    6.52%

                                                 GARTMORE GVIT EMERGING MARKETS (AVAILABLE MARCH 14, 2005)
                          ------------------------------------------------------------------------------------------------------
December 31, 2006             42   15.94128    to   16.04073  $   676      0.58%   1.40%    to     1.75%    32.27%    to   32.72%
December 31, 2005             14   12.05243    to   12.08600  $   163      0.34%   1.40%    to     1.75%    21.98%    to   22.32%



            ---------------
            * These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

            ** These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

            *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account, the total return is calculated for each of the five years in the period ended December 31, 2006 or from the effective date of

                                       A54

THE SUBACCOUNT THROUGH THE END OF THE REPORTING PERIOD. PRODUCT DESIGNS WITHIN A SUBACCOUNT WITH AN EFFECTIVE DATE DURING 2006 WERE EXCLUDED FROM THE RANGE OF TOTAL RETURN FOR 2006.

            A.  MORTALITY RISK AND EXPENSE RISK CHARGES

            The mortality risk and expense risk changes are applied daily against the net assets of the separate account attributable to each of the contracts. Mortality risk is that annuitants may live longer than estimated and expense risk is that the cost of issuing and administering the contracts may exceed related charges by Pruco Life of New Jersey. The mortality risk and expense risk charges are assessed through the reduction in unit values.

            B.  ADMINISTRATION CHARGE

            The administration charge is applied daily against the net assets held in each subaccount. Administration charges include costs associated with issuing the contract, establishing and maintaining records, and providing reports to contract owners. This charge is assessed through the redemption of units.


                                                                       MORTALITY &
                                                                     EXPENSE CHARGE
                                                    MORTALITY &    WITH HIGHEST DAILY
                                    MORTALITY &   EXPENSE CHARGE     LIFETIME 5 AND
                                      EXPENSE      WITH LIFETIME    SPOUSAL LIFETIME    ADMINISTRATION
                                      CHARGE:        5 OPTION:         5 OPTIONS:           CHARGE:
CONTRACTS:                          -----------   --------------   ------------------   --------------


Strategic Partners Annuity One
     Basic........................      1.40%          0.00%                 NA                NA
     GMDB Annual Step Up or 5%
       Roll Up....................      1.60%          0.00%                 NA                NA
     GMDB with-Greater of Roll Up
       and Step Up................      1.70%          0.00%                 NA                NA
Strategic Partners Annuity One
  Enhanced -- Non Bonus Version
     Basic........................      1.40%          2.00%                 NA                NA
     GMDB Annual Step Up or 5%
       Roll Up....................      1.60%          2.20%                 NA                NA
     GMDB with Greater of Roll Up
       and Step Up................      1.70%          2.30%                 NA                NA
Strategic Partners Annuity One
  Enhanced -- Bonus Version
     Basic........................      1.50%          2.10%                 NA                NA
     GMDB Annual Step Up or 5%
       Roll Up....................      1.70%          2.30%                 NA                NA
     GMDB with Greater of Roll Up
       and Step Up................      1.80%          2.40%                 NA                NA
Strategic Partners Annuity One
  Enhanced III -- Non Bonus
  Version
     Basic........................      1.40%          2.00%               2.15%               NA
     GMDB Annual Step Up or 5%
       Roll Up....................      1.65%          2.25%                 NA                NA
Strategic Partners Annuity One
  Ehnanced III -- Bonus Version
     Basic........................      1.50%          2.10%               2.25%               NA
     GMDB Annual Step Up or 5%
       Roll Up....................      1.75%          2.35%                 NA                NA
Strategic Partners Plus
     Basic........................      1.40%          0.00%                 NA                NA
     GMDB Annual Step Up or 5%
       Roll Up....................      1.60%          0.00%                 NA                NA
     GMDB with Step Up and Roll
       Up.........................      1.70%          0.00%                 NA                NA
Strategic Partners Plus
  Enhanced -- Non Bonus Version
     Basic........................      1.40%          2.00%                 NA                NA
     GMDB Annual Step Up or 5%
       Roll Up....................      1.60%          2.20%                 NA                NA
     GMDB with Step Up and Roll
       Up.........................      1.70%          2.30%                 NA                NA

                                       A55

                                                                       MORTALITY &
                                                                     EXPENSE CHARGE
                                                    MORTALITY &    WITH HIGHEST DAILY
                                    MORTALITY &   EXPENSE CHARGE     LIFETIME 5 AND
                                      EXPENSE      WITH LIFETIME    SPOUSAL LIFETIME    ADMINISTRATION
                                      CHARGE:        5 OPTION:         5 OPTIONS:           CHARGE:
CONTRACTS:                          -----------   --------------   ------------------   --------------

Strategic Partners Plus
  Enhanced -- Bonus Version
     Basic........................      1.50%          2.10%                 NA                NA
     GMDB Annual Step Up or 5%
       Roll Up....................      1.70%          2.30%                 NA                NA
     GMDB with Step Up and Roll
       Up.........................      1.80%          2.40%                 NA                NA
Strategic Partners Plus Enhanced
  III -- Non Bonus Version
     Basic........................      1.40%          2.00%               2.15%               NA
     GMDB Annual Step Up or 5%
       Roll Up....................      1.65%          2.25%                 NA                NA
Strategic Partners Plus Enhanced
  III -- Bonus Version
     Basic........................      1.50%          2.10%               2.25%               NA
     GMDB Annual Step Up or 5%
       Roll Up....................      1.75%          2.35%                 NA                NA
Strategic Partners Select GMDB
  with Step Up and Roll Up........      1.52%          0.00%                 NA                NA
Strategic Partners Advisor
     Basic........................      1.40%          2.00%                 NA                NA
     GMDB with Step Up and Roll
       Up.........................      1.65%          2.25%                 NA                NA
Strategic Partners FlexElite
     Basic........................      1.60%          0.00%                 NA                NA
     GMDB Annual Step Up or 5%
       Roll Up....................      1.80%          0.00%                 NA                NA
     GMDB with Greater of Roll Up
       and Step Up................      1.90%          0.00%                 NA                NA
Discovery Select Variable
  Annuity.........................      1.25%          0.00%                 NA              0.15%
Discovery Choice
     Basic........................      1.35%          0.00%                 NA                NA
     Enhanced.....................      1.65%          0.00%                 NA                NA
Premier B Series
     Base.........................      1.15%          1.75%               1.90%               NA
     NAV..........................      1.40%          2.00%                 NA                NA
Premier L Series
     Base.........................      1.60%          2.10%               2.25%               NA
     NAV..........................      1.75%          2.35%                 NA                NA
Premier X Series
     Base.........................      1.65%          2.15%               2.30%               NA
     NAV..........................      1.80%          2.40%                 NA                NA


            C.  WITHDRAWAL CHARGES

            A withdrawal charge may be made upon full or partial contract owner redemptions. The charge compensates Pruco Life of New Jersey for paying all of the expenses of selling and distributing the contracts, including sales commissions, printing of prospectuses, sales administration, preparation of sales literature, and other promotional activities. No withdrawal charge is imposed whenever earnings are withdrawn. The range for withdrawal charges is 0% -- 8%. The charge is assessed through the redemption of units.


                                       A56

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this post-effective amendment to be signed on its behalf on this 7th day of March, 2007.

     THE PRUCO LIFE of NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

                                   Registrant

                 By: Pruco Life Insurance Company of New Jersey




Attest:     /s/ Thomas C. Castano                  /s/Scott D. Kaplan
Thomas C. Castano                                  Scott D. Kaplan
Secretary                                          President


                                   SIGNATURES


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

                               Signature and Title

      *
----------------
JAMES J. AVERY JR.
VICE CHAIRMAN AND DIRECTOR                           Date: March 7, 2007

      *                                  * *By: /s/ Thomas C. Castano
----------------                             ----------------------
SCOTT D. KAPLAN                                     THOMAS C. CASTANO
PRESIDENT AND DIRECTOR                              (ATTORNEY-IN-FACT)


      *
----------------
TUCKER I. MARR
VICE PRESIDENT, AND
CHIEF FINANCIAL OFFICER

      *
----------------
BERNARD J. JACOB
DIRECTOR

      *
----------------
RONALD P. JOELSON
DIRECTOR

      *
----------------
HELEN M. GALT
DIRECTOR

      *
----------------
DAVID R. ODENATH, JR.
DIRECTOR



333-131035

                                    EXHIBITS

       Exhibit (10) Consent of PricewaterhouseCoopers LLP. FILED HEREWITH